                                                        File No. 33-62284(*)(**)
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
    Pre-Effective Amendment No.                                              / /



    Post-Effective Amendment No. 28


                                          /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
    Amendment No. 29                                                         / /



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
                                Marc L. Collins
                       Second Vice President and Counsel

                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005


Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):


        immediately upon filing pursuant to paragraph (b)
    ---


     x  on (May 1, 2006) pursuant to paragraph (b)
    ---



        60 days after filing pursuant to paragraph (a)(i)
    ---

        on (date) pursuant to paragraph (a)(i) of Rule 485
    ---



If appropriate, check the following box:

    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 * The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Securities Act Files No. 2-36591, 2-68456, 2-91214, 2-78653, 2-91213 and 333-10907.

** Certain contracts filed pursuant to Files No. 2-68456 and 2-73471 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the Securities Act of 1933, no separate fee is being paid for the Guarantee.

                                   PROSPECTUS


                            SINGLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                    TOP PLUS
                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY


                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654


    This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides additional details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.



    Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus ("Funds") that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.



    The variable annuity contracts are designed for:



    - annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,



    - other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,



    - individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,



    - state and municipal deferred compensation plans and



    - non-tax-qualified plans.



    Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.



    The minimum purchase payment is $10,000. We may limit your purchase payment to $1,500,000.



    You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series Fund, Inc., The Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Funds, Inc.), MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, UBS Series Trust and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.



    You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.



    You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).



    This contract is not currently available for new issue.



    This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.



    KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.



    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FORM V-4826                       MAY 1, 2006

                               TABLE OF CONTENTS


Available Funds...............................     3
Glossary......................................     5
Fee Table.....................................     5
Accumulation Unit Values......................     6
  Financial Statements........................     8
Ohio National.................................     8
  Ohio National Life..........................     8
  Ohio National Variable Accounts A and B.....     8
  The Funds...................................     8
  Mixed and Shared Funding....................     9
  Voting Rights...............................     9
Distribution of Variable Annuity Contracts....     9
Deductions and Expenses.......................    10
  Surrender Charge............................    10
  Deduction for Account Expenses..............    10
  Deduction for Mortality and Expense Risk....    10
  Transfer Fee................................    11
  Deduction for State Premium Tax.............    11
  Fund Expenses...............................    11
Description of Variable Annuity Contracts.....    11
  Free Look...................................    11
Accumulation Period...........................    11
  Purchase Payment............................    11
  Accumulation Units..........................    11
  Crediting Accumulation Units................    12
  Allocation of Purchase Payment..............    12
  Accumulation Unit Value and Contract
    Value.....................................    12
  Net Investment Factor.......................    12
  Surrender and Withdrawal....................    12
  Transfers among Subaccounts.................    13
  Scheduled Transfers (Dollar Cost
    Averaging)................................    15
  Effective Time for Purchase, Transfer and
    Redemption Orders.........................    15
  Electronic Access...........................    15
  Death Benefit...............................    16
  Guaranteed Account..........................    16
  Ohio National Life Employee Discount........    16
Annuity Period................................    17
  Annuity Payout Date.........................    17
  Annuity Options.............................    17
  Determination of Amount of the First
    Variable Annuity Payment..................    18
  Annuity Units and Variable Payments.........    18
  Transfers during Annuity Payout.............    18
Other Contract Provisions.....................    18
  Assignment..................................    18
  Reports and Confirmations...................    19
  Substitution for Fund Shares................    19
  Contract Owner Inquiries....................    19
  Performance Data............................    19
Federal Tax Status............................    19
  Tax-Deferred Annuities......................    21
  Qualified Pension or Profit-Sharing Plans...    21
  Withholding on Annuity Payments.............    22
  Individual Retirement Annuities (IRAs)......    22
Prior Contracts...............................    22
IRA Disclosure Statement......................    53
  Free Look Period............................    53
  Eligibility Requirements....................    53
  Contributions and Deductions................    53
  IRA for Non-working Spouse..................    54
  Rollover Contribution.......................    54
  Premature Distributions.....................    55
  Distribution at Retirement..................    55
  Inadequate Distributions -- 50% Tax.........    55
  Death Benefits..............................    55
  Roth IRAs...................................    56
  Savings Incentive Match Plan for Employees
    (SIMPLE)..................................    56
  Reporting to the IRS........................    56
Illustration of IRA Fixed Accumulations.......    57
Statement of Additional Information
  Contents....................................    58



FORM V-4826

                                AVAILABLE FUNDS

    The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.


      OHIO NATIONAL FUND, INC.                                  ADVISER (SUBADVISER)
      Equity Portfolio                                          (Legg Mason Capital Management, Inc.)
      Money Market Portfolio                                    Ohio National Investments, Inc.
      Bond Portfolio                                            Ohio National Investments, Inc.
      Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
      International Portfolio                                   (Federated Global Investment Management
                                                                Corp.)
      International Small Company Portfolio                     (Federated Global Investment Management
                                                                Corp.)
      Capital Appreciation Portfolio                            (Jennison Associates LLC)
      Millennium (formerly called Discovery) Portfolio          (Neuberger Berman Management Inc.)
      Aggressive Growth Portfolio                               (Janus Capital Management LLC)
      Small Cap Growth (formerly called Core Growth) Portfolio  (Janus Capital Management, LLC)
      Mid Cap Opportunity (formerly Growth & Income) Portfolio  (RS Investment Management Co., L.P.)
      Capital Growth Portfolio                                  (Eagle Asset Management, Inc.)
      S&P 500 Index(R) Portfolio                                Ohio National Investments, Inc.
      High Income Bond Portfolio                                (Federated Investment Management Company)
      Blue Chip Portfolio                                       (Federated Equity Management Company of
                                                                Pennsylvania)
      Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.
      Bristol Portfolio (large cap stocks)                      (Suffolk Capital Management, LLC)
      Bryton Growth Portfolio (small/mid cap stocks)            (Suffolk Capital Management, LLC)
      Target VIP Portfolio                                      (First Trust Advisors, L.P.)
      Target Equity/Income Portfolio                            (First Trust Advisors, L.P.)
      CALVERT VARIABLE SERIES, INC.
      Social Equity Portfolio                                   (Atlanta Capital Management Company,
                                                                L.L.C.)



      DOW(SM) TARGET VARIABLE FUND LLC
      The Dow Target 10 Portfolios                              (First Trust Advisors, L.P.)
      The Dow Target 5 Portfolios                               (First Trust Advisors, L.P.)



      DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
      Appreciation Portfolio                                    (Fayez Sarofim & Co.)



      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (SERVICE
        CLASS 2)
      VIP Contrafund(R) Portfolio (a value fund)                Fidelity Management & Research Company
      VIP Mid Cap Portfolio                                     Fidelity Management & Research Company
      VIP Growth Portfolio                                      Fidelity Management & Research Company
      VIP Equity-Income Portfolio                               Fidelity Management & Research Company



      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
      Franklin Income Securities Fund                           Franklin Advisers, Inc.
      Franklin Flex Cap Growth Securities Fund                  Franklin Advisers, Inc.
      Templeton Foreign Securities Fund                         Templeton Investment Counsel, LLC
      GOLDMAN SACHS VARIABLE INSURANCE TRUST
      Goldman Sachs Growth and Income Fund                      Goldman Sachs Asset Management, L.P.
      Goldman Sachs CORE(SM) U.S. Equity Fund                   Goldman Sachs Asset Management, L.P.
      Goldman Sachs Capital Growth Fund                         Goldman Sachs Asset Management, L.P.



      JANUS ASPEN SERIES (SERVICE SHARES)
      Large Cap Growth Portfolio                                Janus Capital Management LLC
      International Growth Portfolio                            Janus Capital Management LLC
      Worldwide Growth Portfolio                                Janus Capital Management LLC
      Balanced Portfolio                                        Janus Capital Management LLC



      J.P. MORGAN SERIES TRUST II
      JPMorgan Mid Cap Value Portfolio                          J.P. Morgan Investment Management, Inc.
      JPMorgan Small Company Portfolio                          J.P. Morgan Investment Management Inc.






FORM V-4826


      LAZARD RETIREMENT SERIES, INC.
      Lazard Retirement Small Cap Portfolio                     Lazard Asset Management LLC
      Lazard Retirement Emerging Markets Portfolio              Lazard Asset Management LLC



      Lazard Retirement International Equity Portfolio          Lazard Asset Management LLC
      Lazard Retirement Equity Portfolio                        Lazard Asset Management LLC



      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
      (FORMERLY SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.)
      Legg Mason Partners Variable All Cap Portfolio            Salomon Brothers Asset Management, Inc.
      Legg Mason Partners Variable Total Return Portfolio       Salomon Brothers Asset Management, Inc.
      Legg Mason Partners Variable Investors Portfolio          Salomon Brothers Asset Management, Inc.
      MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
      MFS Investors Growth Stock Series                         Massachusetts Financial Services Company
      MFS Mid Cap Growth Series                                 Massachusetts Financial Services Company
      MFS New Discovery Series                                  Massachusetts Financial Services Company
      MFS Total Return Series                                   Massachusetts Financial Services Company



      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      AMT Regency Portfolio                                     Neuberger Berman Management Inc.
      PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
      Real Return Portfolio                                     Pacific Investment Management Company LLC
      Total Return Portfolio                                    Pacific Investment Management Company LLC
      Global Bond Portfolio                                     Pacific Investment Management Company LLC



      PRUDENTIAL SERIES FUND, INC.
      Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
      Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC



      ROYCE CAPITAL FUND
      Royce Small-Cap Portfolio                                 Royce & Associates, LLC
      Royce Micro-Cap Portfolio                                 Royce & Associates, LLC



      VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
      Core Plus Fixed Income Portfolio                          Van Kampen*
      U.S. Real Estate Portfolio                                Van Kampen*
      International Growth Equity Portfolio                     Van Kampen*
      Equity Growth Portfolio                                   Van Kampen*


* Morgan Stanley Investment Management Inc., the investment adviser to these portfolios, does business in certain instances as Van Kampen.


FORM V-4826

                                    GLOSSARY



Accumulation Units -- Until annuity payments begin, your contract's value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.



Annuitant -- A living person whose length of life determines the number and value of annuity payments to be made.



Annuity Unit -- After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount's corresponding Fund.



Fund -- A mutual fund in which subaccount assets may be invested. See the list of "Available Funds" beginning on page 2.



Subaccount -- A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.



Surrender -- To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge.



Valuation Period -- A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.



VAA (Variable Account A) and VAB (Variable Account B) -- A separate accounts of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts' underlying Funds.



Withdraw -- To receive part of the contract's value without entirely redeeming the contract.


                                   FEE TABLE

     THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.


CONTRACT OWNER TRANSACTION EXPENSES

                                                                  YEARS        CHARGE
                                                              -------------    ------
Surrender Charge. (This charge is a percentage of value
withdrawn)                                                         1st           6%
                                                                   2nd           5%
                                                                   3rd           4%
                                                                   4th           3%
                                                                   5th           2%
                                                                   6th           1%
                                                              7th and later      0%
Transfer Fee (currently no charge for the first 4 transfers
  each contract year)
$15 (currently the charge is $3)
Premium Tax (charged upon annuitization, surrender or when
  assessed)
0.0% to 5.0% depending on state law



FORM V-4826

     THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Mortality and Expense Risk Fees                                  1.55%
(we are currently only charging 0.65%)
Account Expenses                                                 0.25%
                                                                -----
Total Separate Account Annual Expenses                           1.80%

     THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                              MINIMUM    MAXIMUM
                                                              WITHOUT    WITHOUT
                                                              WAIVERS    WAIVERS
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)             0.37%      7.39%*



* The Maximum Total Annual Fund Operating Expenses were for a portfolio that had an inception date of November 1, 2005. Therefore, the portfolio's normal annual expenses were assessed against low asset levels in the new portfolio resulting in an unusually high percentage of operating expense.


EXAMPLE

     THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF PREMIUM TAXES, TYPICALLY CHARGED UPON ANNUITIZATION. IF THE PREMIUM TAXES WERE REFLECTED, THE CHARGES WOULD BE HIGHER.

     THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
$1,675  $3,228    $4,725     $7,477


     (2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:


1 YEAR  3 YEARS   5 YEARS   10 YEARS
------  -------   -------   --------
 $900   $2,588    $4,137     $7,477


                            ACCUMULATION UNIT VALUES


     Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity contract value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account's financial statements. To obtain a more complete picture of each Sub-Account's financial status and performance, you should review the Separate Account's financial statements which are contained in the Statement of Additional Information.



FORM V-4826

     This series of variable annuity contracts began on October 7, 1993. Since then, the following changes have been made to available Funds:

May 1, 1994                      Ohio National Fund Capital Appreciation and
                                 Discovery portfolios were added

March 31, 1995                   Ohio National Fund International Small Company
                                 and Aggressive Growth portfolios were added

January 3, 1997                  Ohio National Fund S&P 500 Index, Core Growth,
                                 Growth & Income and Social Awareness portfolios were added

November 1, 1999                 Ohio National Fund Capital Growth, High Income
                                 Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman
                                 Sachs Variable Insurance Trust funds, the Janus
                                 Aspen (Institutional Shares) portfolios, the
                                 Lazard Retirement Series portfolios, the Strong
                                 Variable Insurance Funds and the Van Kampen
                                 (formerly Morgan Stanley) Universal
                                 Institutional Funds (Class I) U.S. Real Estate portfolio were added

May 1, 2000                      Ohio National Fund Nasdaq-100 Index portfolio,
                                 Janus Aspen Series Service Shares portfolios,
                                 PBHG Technology & Communications portfolio and
                                 Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series
                                 Institutional Shares portfolios were no longer available in new contracts

May 1, 2001                      Strong Multi Cap Value Fund II (formerly called
                                 Strong Schafer Value Fund II) was no longer available in new contracts

November 1, 2001                 J.P. Morgan Series Trust portfolios and MFS
                                 Variable Insurance Trust funds were added

May 1, 2002                      Ohio National Fund Bristol and Bryton Growth
                                 portfolios were added

August 1, 2002                   PIMCO Variable Insurance Trust portfolios were
                                 added

May 1, 2003                      Calvert Variable Series, Inc. Social Equity
                                 portfolio replaced Ohio National Fund Social
                                 Awareness portfolio through merger. Dreyfus
                                 Variable Investment Fund, Janus Aspen Series
                                 International Growth portfolio, The Prudential
                                 Series Fund, Inc., Royce Capital Fund and UBS
                                 Series Trust added. Van Kampen Universal
                                 Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van
                                 Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target
                                 Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003                  Fidelity VIP Equity-Income portfolio added.

May 1, 2004                      PBHG Technology & Communications portfolio and
                                 Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005                 Ohio National Fund Target VIP and Target
                                 Equity/Income portfolios were added. Franklin
                                 Templeton Variable Insurance Products Trust
                                 (Class 2 Shares) Franklin Income Securities
                                 Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International
                                 Equity Portfolio and Lazard Retirement Equity
                                 Portfolio


FORM V-4826
                                 were added. Salomon Brothers Variable Series
                                 Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.


May 1, 2006                      Salomon Brothers Variable Series Funds, Inc.
                                 changed its name to Legg Mason Partners
                                 Variable Portfolios I, Inc. The Neuberger
                                 Berman Advisers Management Trust AMT Regency
                                 Portfolio was added. The Van Kampen Universal
                                 Institutional Funds International Growth Equity
                                 Portfolio and Equity Growth Portfolio were added.



                              FINANCIAL STATEMENTS



     The complete financial statements of VAA, VAB and of Ohio National Life, including the Independent Registered Public Accounting Firm's Report for them, are included in the Statements of Additional Information for VAA and VAB.


                                 OHIO NATIONAL
OHIO NATIONAL LIFE


     Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $20 billion and equity of approximately $1.7 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B


     We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.


     The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

     The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

     The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

     Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

     For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information


FORM V-4826
about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies.

     The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

     In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

     - changes in state insurance law;

     - changes in federal income tax law;

     - changes in the investment management of any Fund; or

     - differences in voting instructions given by different types of owners.

VOTING RIGHTS

     We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

     Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 5.25% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.


FORM V-4826

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE


     There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:


 CONTRACT
   YEARS      PERCENTAGE
 --------     ----------
     1          6%
     2          5%
     3          4%
     4          3%
     5          2%
     6          1%
7 and later     0%

     Once each contract year, you may withdraw not more than 10% of the contract value (as of the first day of the contract year) without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

DEDUCTION FOR ACCOUNT EXPENSES

     At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses such as accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR MORTALITY AND EXPENSE RISK

     We guarantee that until annuity payments begin the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

     For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.25% for mortality risk, and 0.40% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.


FORM V-4826

TRANSFER FEE

     We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See "Transfers among Subaccounts" below.

DEDUCTION FOR STATE PREMIUM TAX


     Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.


FUND EXPENSES

     There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

     You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENT

     Your purchase payment must be at least $10,000. We may limit your purchase payment to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

     Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.


FORM V-4826

CREDITING ACCUMULATION UNITS

     Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

ALLOCATION OF PURCHASE PAYMENT


     You may allocate your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent.


ACCUMULATION UNIT VALUE AND CONTRACT VALUE

     We set the original accumulation unit value of each subaccount of VAA and VAB for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

     The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:


     (a) is:


        (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

        (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

        (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

     (b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

     (c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

     Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. You may not make a withdrawal that would reduce the contract value to less than $5,000. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.


FORM V-4826

     Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see Federal Tax Status.


     If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract in the case of a surrender.

     The right to withdraw may be suspended or the date of payment postponed:

     - for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

     - for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

     - such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

     You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

     We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. This policy will be applied uniformly without exception. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.


     Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written power of attorney to do so. Fees you pay for such services are in addition to any contract charges.


     We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

     The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or


FORM V-4826
suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

     Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

     Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.


     We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, ALL OF OUR POLICIES RELATED TO EXCESSIVE TRADING AS DESCRIBED IN THIS SECTION AND MARKET TIMING WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.


     Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

     - The number of transfers made in a defined period;

     - The dollar amount of the transfer;

     - The total assets of the portfolios involved in the transfer;

     - The investment objectives of the particular portfolios involved in your transfers; and/or

     - Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

     Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.


     Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.


     We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.


FORM V-4826

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

     We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

     DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

EFFECTIVE TIME FOR PURCHASE, TRANSFER AND REDEMPTION ORDERS

     Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

ELECTRONIC ACCESS

     If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.

     We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

     Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

     We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.


FORM V-4826

DEATH BENEFIT

     If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

GUARANTEED ACCOUNT


     The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.


     The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.


     The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.


     We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

     - the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

     - interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

     - any additional excess interest we may credit to guaranteed values, minus

     - any withdrawals, loans and transfers from the guaranteed values, minus

     - any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.


     No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.


     Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

     We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform


FORM V-4826

Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.5% of your purchase payment. We credit the Guaranteed Account in this amount at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

     Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

     The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

     Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

     You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

  Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).



  Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.



  Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.



  Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.



  Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).



  Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

     We may agree to other settlement options.

     Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

     If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.


FORM V-4826

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

     If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

     After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

     The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

     The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

     The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

     After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

     Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The


FORM V-4826
owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

     - the annuitant,

     - a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

     - the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under
       Section 403(a) of the Code for the benefit of the annuitant, or

     - as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

     Before the annuity payout date, we will send you semi-annual statements showing (a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

     We will send you a written confirmation of your purchase payments, transfers and withdrawals. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

SUBSTITUTION FOR FUND SHARES

     If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

     Direct any questions to Ohio National Life, Variable Annuity
Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).

PERFORMANCE DATA

     We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

     Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

     We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

     The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser


FORM V-4826
to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

     We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as a "regulated investment company" under Subchapter M of the Code.

     The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

     The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

     As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

     When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

     A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw a portion of your accumulation value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

     There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

     - received on or after the taxpayer reaches age 59 1/2;

     - made to a beneficiary on or after the death of the annuitant;

     - attributable to the taxpayer's becoming disabled;

     - made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

     - from a contract that is a qualified funding asset for purposes of a structured settlement;


FORM V-4826

     - made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

     - incident to divorce, or

     - taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

     Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for contracts owned by tax-deferred plan.

TAX-DEFERRED ANNUITIES

     Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

     With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set-up under Section 403(b) of the Code, distributions may be paid only when the employee:

     - attains age 59 1/2,

     - separates from the employer's service,

     - dies,

     - becomes disabled as defined in the Code, or

     - incurs a financial hardship as defined in the Code.

     In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS


     Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in the contract".


     The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan


FORM V-4826
terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON ANNUITY PAYMENTS

     Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

     See IRA Disclosure Statement (Appendix A), following.

                                PRIOR CONTRACTS

ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY

     Before December 15, 1981, we issued Annual Payment Combination Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000              6.3%             2.2%         0.5%        9.0%
Next $15,000               5.5%             2.0%         0.5%        8.0%
Next $25,000               4.8%             1.7%         0.5%        7.0%
Next $50,000               4.0%             1.5%         0.5%        6.0%
Balance over $100,000      3.3%             1.2%         0.5%        5.0%

*Plus 50(cent) per payment

     These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

     These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

     From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially


FORM V-4826
the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

     From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")

     From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity (or "Top I") contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

     From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

"TOP TRADITION" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY

     From September 10, 1984 to April 30, 2004, we issued "Top Tradition" flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge is 7.75% of purchase payments made in the 8 years prior to surrender, and the deduction for risk undertakings is 1.10%.


FORM V-4826

"TOP EXPLORER" FLEXIBLE PURCHASE PAYMENT VARIABLE ANNUITY



     From January 3, 1997 to May 1, 2004, we issued "Top Explorer" flexible purchase payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus except that the surrender charge was as follows:



    YEARS       CHARGE
    -----       ------
     1st         7%
     2nd         7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
     8th         0%



     Additionally, the "Top Explorer" contracts assessed a $35 contract fee for contracts that had a value of less than $50,000.



                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS



                  ANNUAL PAYMENT COMBINATION VARIABLE ANNUITY



OHIO NATIONAL FUND, INC.



                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                              -----------   -----------------   -------------   ---------------
VAA Equity                       1996            $ 97.00           $113.66           35,244
                                 1997             113.66            132.97           29,341
                                 1998             132.97            139.19           26,151
                                 1999             139.19            165.19           22,199
                                 2000             165.19            152.69           19,924
                                 2001             152.69            138.42           17,324
                                 2002             138.42            111.37           15,237
                                 2003             111.37            159.16           12,825
                                 2004             159.16            177.18           12,256
                                 2005             177.18            186.14           11,298

VAB Equity                       1996             102.82            120.48           22,849
                                 1997             120.48            140.95           22,582
                                 1998             140.95            147.55           17,171
                                 1999             147.55            175.11           13,635
                                 2000             175.11            161.85           10,607
                                 2001             161.85            146.73           10,406
                                 2002             146.73            118.05            9,429
                                 2003             118.05            168.72            8,900
                                 2004             168.72            187.81            8,746
                                 2005             187.81            197.31            8,078



FORM V-4826

                           VARIABLE INTEREST ANNUITY



                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Money Market                        1996            $25.24            $26.20           19,866           28,910
                                    1997             26.20             27.25           17,074           27,553
                                    1998             27.25             28.35           15,961            8,368
                                    1999             28.35             29.39           13,701            6,924
                                    2000             29.39             30.86           13,178            6,758
                                    2001             30.86             31.62            5,646            6,496
                                    2002             31.62             31.65            5,024            3,201
                                    2003             31.65             31.47            2,093            2,739
                                    2004             31.47             31.38            1,875            2,561
                                    2005             31.38             31.89            1,662            2,401



                      FLEXIBLE PAYMENT COMBINATION ANNUITY



                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                 -----------   -----------------   -------------   ---------------
VAA Equity                          1996            $54.62            $ 63.93          20,212
                                    1997             63.93              74.73          20,567
                                    1998             74.73              78.14          18,686
                                    1999             78.14              92.65          12,092
                                    2000             92.65              85.55           7,817
                                    2001             85.55              77.48           7,488
                                    2002             77.48              62.27           6,091
                                    2003             62.27              88.91           5,999
                                    2004             88.91              98.88           5,271
                                    2005             98.88             103.78           4,490

VAB Equity                          1996             52.60              61.58           1,109
                                    1997             61.58              71.97           1,121
                                    1998             71.97              75.26           1,141
                                    1999             75.26              89.23             768
                                    2000             89.23              82.40             777
                                    2001             82.40              74.62             787
                                    2002             74.62              59.98             787
                                    2003             59.98              85.64             798
                                    2004             85.64              95.24             740
                                    2005             95.24              99.95             749



FORM V-4826

                      MULTIPLE FUNDED COMBINATION ANNUITY


                                   ("TOP I")



                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
OHIO NATIONAL FUND, INC.:
VAA Equity                          1996            $43.71            $51.17          183,969                0
                                    1997             51.17             59.81          172,235                0
                                    1998             59.81             62.54          150,434                0
                                    1999             62.54             74.15          131,063                0
                                    2000             74.15             64.47          102,519                0
                                    2001             64.47             62.01           92,024                0
                                    2002             62.01             49.84           83,392                0
                                    2003             49.84             71.16           68,121                0
                                    2004             71.16             79.14           61,451                0
                                    2005             79.14             83.06           55,439                0

VAB Equity                          1996             45.65             53.44                0           22,720
                                    1997             53.44             62.46                0           23,678
                                    1998             62.46             65.32                0           23,801
                                    1999             65.32             77.44                0           15,771
                                    2000             77.44             71.51                0           10,553
                                    2001             71.51             64.76                0            9,481
                                    2002             64.76             52.05                0            7,635
                                    2003             52.05             74.32                0            7,102
                                    2004             74.32             82.65                0            6,657
                                    2005             82.65             86.74                0            6,088

VAA Money Market                    1996             19.12             19.85           19,326                0
                                    1997             19.85             20.65           17,640                0
                                    1998             20.65             21.48           24,712                0
                                    1999             21.48             22.27           19,340                0
                                    2000             22.27             23.38           15,579                0
                                    2001             23.38             23.96           16,138                0
                                    2002             23.96             23.98            9,936                0
                                    2003             23.98             23.85            9,193                0
                                    2004             23.85             23.78            7,798                0
                                    2005             23.78             24.16            5,113                0



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
VAB Money Market                    1996            $19.14            $19.87                0            6,004
                                    1997             19.87             20.67                0            6,102
                                    1998             20.67             21.50                0            4,311
                                    1999             21.50             22.29                0            4,423
                                    2000             22.29             23.40                0            4,191
                                    2001             23.40             23.98                0            4,187
                                    2002             23.98             24.00                0            4,118
                                    2003             24.00             23.86                0            3,281
                                    2004             23.86             23.80                0            3,246
                                    2005             23.80             24.18                0            2,311

VAA Bond                            1996             27.07             27.77           26,417                0
                                    1997             27.77             30.13           19,546                0
                                    1998             30.13             31.23           18,756                0
                                    1999             31.23             31.07           18,331                0
                                    2000             31.07             32.54            8,138                0
                                    2001             32.54             34.89            8,407                0
                                    2002             34.89             37.50            7,642                0
                                    2003             37.50             40.97            7,320                0
                                    2004             40.97             42.91            6,923                0
                                    2005             42.91             42.62            6,131                0

VAB Bond                            1996             27.05             27.75                0            3,122
                                    1997             27.75             29.99                0              723
                                    1998             29.99             31.22                0            2,869
                                    1999             31.22             31.05                0            2,902
                                    2000             31.05             35.52                0              712
                                    2001             35.52             34.87                0              709
                                    2002             34.87             37.48                0              229
                                    2003             37.48             40.95                0              225
                                    2004             40.95             42.88                0              222
                                    2005             42.88             42.60                0              220

VAA Omni                            1996             29.40             33.60          133,427                0
                                    1997             33.60             39.27          127,406                0
                                    1998             39.27             40.60          124,948                0
                                    1999             40.60             44.72          105,792                0
                                    2000             44.72             37.67           76,394                0
                                    2001             37.67             32.39           55,327                0
                                    2002             32.39             24.73           44,935                0
                                    2003             24.73             30.88           35,929                0
                                    2004             30.88             32.72           31,922                0
                                    2005             32.72             35.43           25,224                0



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
VAB Omni                            1996            $29.36            $33.56                0           53,263
                                    1997             33.56             39.22                0           52,426
                                    1998             39.22             40.55                0           24,611
                                    1999             40.55             44.66                0           20,370
                                    2000             44.66             37.61                0           18,791
                                    2001             37.61             32.34                0           17,790
                                    2002             32.34             24.70                0           16,747
                                    2003             24.70             30.84                0           16,325
                                    2004             30.84             32.67                0           15,919
                                    2005             32.67             35.38                0           15,726

International                       1996             14.70             16.65          116,301           18,085
                                    1997             16.65             16.82          100,572           15,613
                                    1998             16.82             17.28           78,452           12,488
                                    1999             17.28             28.61           63,487            8,563
                                    2000             28.61             22.02           45,077            7,754
                                    2001             22.02             15.34           41,535            6,004
                                    2002             15.34             12.04           37,403            5,018
                                    2003             12.04             15.79           33,316            4,425
                                    2004             15.79             17.64           30,030            4,193
                                    2005             17.64             19.09           21,559            3,487

Capital Appreciation                1996             11.37             13.02           11,321              786
                                    1997             13.02             14.83           21,166            1,426
                                    1998             14.83             15.54           23,962            5,710
                                    1999             15.54             16.36           28,664            5,710
                                    2000             16.36             21.28           13,446            1,332
                                    2001             21.28             23.09           15,753            1,319
                                    2002             23.09             18.24           14,507              944
                                    2003             18.24             23.73           10,658              796
                                    2004             23.73             26.40            9,412              659
                                    2005             26.40             27.49            6,683              506

Millennium                          1996             12.20             14.21           21,891                0
                                    1997             14.21             15.24           21,377                0
                                    1998             15.24             16.67           24,574                0
                                    1999             16.67             34.04           47,967                0
                                    2000             34.04             29.89           33,202            1,332
                                    2001             29.89             24.14           29,355            1,252
                                    2002             24.14             16.06           27,567            1,299
                                    2003             16.06             21.87           21,084            1,688
                                    2004             21.87             23.99           16,110            1,670
                                    2005             23.99             23.73            9,070            1,578



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
International Small Company         1999            $10.00            $26.19              231                0
                                    2000             26.19             18.06            3,990               22
                                    2001             18.06             12.63            1,074               23
                                    2002             12.63             10.62            2,198               23
                                    2003             10.62             16.17            4,373               22
                                    2004             16.17             19.33            2,137               22
                                    2005             19.33             24.67            6,104              181

Small Cap Growth                    1999             10.00             14.12              783                0
                                    2000             14.12             11.61           11,912              615
                                    2001             11.61              6.95            5,020              615
                                    2002              6.95              4.87            3,365              614
                                    2003              4.87              7.00           13,349              614
                                    2004              7.00              7.72            1,864            1,440
                                    2005              7.72              8.13            4,190            1,438

Mid Cap Opportunity                 1999             10.00             13.19            1,630            1,878
                                    2000             13.19             11.97           16,864            3,577
                                    2001             11.97             10.30           16,457            1,699
                                    2002             10.30              7.58           18,199            1,812
                                    2003              7.58             10.97            7,168            1,817
                                    2004             10.97             12.32            7,847            1,799
                                    2005             12.32             13.40            6,768            1,796

Capital Growth                      1999             10.00             14.20              247                0
                                    2000             14.20             10.39            3,641                0
                                    2001             10.39              8.78            3,639                0
                                    2002              8.78              5.03            4,269                0
                                    2003              5.03              6.97            3,201                0
                                    2004              6.97              8.25            3,935                0
                                    2005              8.25              8.38            1,564                0

S&P 500 Index                       1999             10.00             11.09            4,722                0
                                    2000             11.09              9.91           11,098            6,419
                                    2001              9.91              8.50           13,014            6,417
                                    2002              8.50              6.50           18,843            6,415
                                    2003              6.50              8.22           10,513            7,097
                                    2004              8.22              8.97           13,918            6,239
                                    2005              8.97              9.27           11,960            5,641



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Blue Chip                           1999            $10.00            $10.36              699                0
                                    2000             10.36             10.36                0            1,050
                                    2001             10.36              9.81            1,544            1,049
                                    2002              9.81              7.82            1,543            1,049
                                    2003              7.82              9.79            1,543            1,049
                                    2004              9.79             10.61            1,542            1,048
                                    2005             10.61             10.99            1,542            1,048

Aggressive Growth                   2000             10.00              9.34              628                0
                                    2001              9.34              6.30              423                0
                                    2002              6.30              4.49              422                0
                                    2003              4.49              5.84              422                0
                                    2004              5.84              6.29              422                0
                                    2005              6.29              7.05                0                0

Nasdaq 100 Index                    2000             10.00              6.04           10,831                0
                                    2001              6.04              4.03           10,989                0
                                    2002              4.03              2.50           18,145                0
                                    2003              2.50              3.65           17,203                0
                                    2004              3.65              3.97            3,327                0
                                    2005              3.97              3.99              945                0

High Income Bond                    2002             10.00             10.02            2,413              184
                                    2003             10.02             12.17            2,432              190
                                    2004             12.17             13.32            1,470              160
                                    2005             13.32             13.57            3,303              155

Bristol                             2005             10.00             10.32              308                0

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Growth & Income                     1999             10.00             10.50               81                0
                                    2000             10.50              9.90            1,413                0
                                    2001              9.90              8.88            1,419                0
                                    2002              8.88              7.79            1,418                0
                                    2003              7.79              9.58            1,417                0
                                    2004              9.58             11.25            5,276                0
                                    2005             11.25             11.57            2,285                0

Structured U.S. Equity              1999             10.00             10.92                0            2,216
                                    2000             10.92              9.97               38            2,215
                                    2001              9.97              8.51               83                0
                                    2002              8.51              6.57                0                0
                                    2003              6.57              8.42                0                0
                                    2004              8.42              9.57            1,395                0
                                    2005              9.57             10.08                0                0



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Capital Growth                      2000            $10.00            $10.18              118                0
                                    2001             10.18              8.61              106                0
                                    2002              8.61              6.44               89                0
                                    2003              6.44              7.88               73                0
                                    2004              7.88              8.51               58                0
                                    2005              8.51              8.66               49                0

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

Growth                              1999             10.00             11.66            7,707                0
                                    2000             11.66              9.85           17,013            1,602
                                    2001              9.85              7.33           17,297            1,602
                                    2002              7.33              5.33            9,833            1,602
                                    2003              5.33              6.95            7,382            1,601
                                    2004              6.95              7.18            5,953            1,366
                                    2005              7.18              7.41            4,648            1,201

Worldwide Growth                    1999             10.00             13.23            3,185                0
                                    2000             13.23             11.03           26,493            6,449
                                    2001             11.03              8.46           27,965            2,674
                                    2002              8.46              6.24           23,137            2,104
                                    2003              6.24              7.65           14,297            2,103
                                    2004              7.65              7.93           14,579            1,730
                                    2005              7.93              8.30            9,299            1,729

Balanced                            1999             10.00             11.03            9,739                0
                                    2000             11.03             10.66           20,093            7,965
                                    2001             10.66             10.05           23,511            7,959
                                    2002             10.05              9.30           30,791            7,846
                                    2003              9.30             10.49           22,397            7,848
                                    2004             10.49             11.26           19,532            8,062
                                    2005             11.26             12.03           15,867            7,472

JANUS ASPEN SERIES (SERVICE SHARES)

International Growth                2005             10.00             10.94              730                0

LAZARD RETIREMENT SERIES

Lazard Retirement Small Cap         2001             12.62             14.80            5,795                0
                                    2002             14.80             12.06            2,760              178
                                    2003             12.06             16.36              614              177
                                    2004             16.36             18.59            2,062              903
                                    2005             18.59             19.13            1,350              902



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Lazard Retirement Emerging
  Markets                           2002            $ 8.36            $ 8.14            1,492                0
                                    2003              8.14             12.32                0                0
                                    2004             12.32             15.91            2,677                0
                                    2005             15.91             22.15            7,746                0

OLD MUTUAL INSURANCE SERIES FUND
  (FORMERLY PBHG INSURANCE SERIES FUND)

Technology & Communications         2000             10.00              5.34           11,257                0
                                    2001              5.34              2.52            5,945                0
                                    2002              2.52              1.15            5,943                0
                                    2003              1.15              1.65            5,940                0
                                    2004              1.65              1.74               34                0
                                    2005              1.74              1.89               33                0

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
  (FORMERLY STRONG VARIABLE INSURANCE FUNDS)

Discovery                           1999             10.00             12.92            1,510                0
                                    2000             12.92             10.88            7,173                0
                                    2001             10.88              7.45            1,733                0
                                    2002              7.45              4.60            1,669                0
                                    2003              4.60              6.11            2,834                0
                                    2004              6.11              7.20            2,702                0
                                    2005              7.20              7.81            2,472                0

Opportunity                         2000             10.00             11.77            3,464              337
                                    2001             11.77             11.21            8,307              337
                                    2002             11.21              8.11            4,467              336
                                    2003              8.11             10.99            3,670            1,110
                                    2004             10.99             12.85            3,842            1,110
                                    2005             12.85             13.72            3,214            1,110

Multi Cap Value                     2001             10.97             11.30              618                0
                                    2002             11.30              8.59              618                0
                                    2003              8.59             11.75              617                0
                                    2004             11.75             13.57              617                0
                                    2005             13.57             15.64              616                0

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (CLASS 2)

VIP ContraFund(R)                   2001              9.24              8.00            4,044                0
                                    2002              8.00              7.16            4,584                0
                                    2003              7.16              9.07            7,770                0
                                    2004              9.07             10.33            6,505                0
                                    2005             10.33             11.92           13,160              251



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
VIP MidCap                          2001            $11.17            $10.66            1,489                0
                                    2002             10.66              9.48            5,173                0
                                    2003              9.48             12.97            8,320                0
                                    2004             12.97             15.99            6,642                0
                                    2005             15.99             18.67           10,004                0

VIP Growth                          2000             10.00              8.47           10,725                0
                                    2001              8.47              6.88           12,332                0
                                    2002              6.88              4.74           13,980                0
                                    2003              4.74              6.22           10,525            1,228
                                    2004              6.22              6.34           11,489            1,181
                                    2005              6.34              6.62            6,227            1,174

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS

U.S. Real Estate                    2000             10.00             12.97            6,574                0
                                    2001             12.97             14.09              365                0
                                    2002             14.09             13.83            1,779                0
                                    2003             13.83             18.81            1,089                0
                                    2004             18.81             25.31            7,435                0
                                    2005             25.31             29.39            2,072                0

DOW TARGET 5 PORTFOLIOS

First Quarter                       2005             10.00             11.59              181                0
Second Quarter                      2005             12.53             12.53              384                0

ROYCE CAPITAL FUND

Small Cap Portfolio                 2005             10.00             10.32            1,535                0

CALVERT VARIABLE SERIES, INC.

Social Equity                       2005             10.00              7.50                0            1,050



FORM V-4826

       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY



                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
OHIO NATIONAL FUND, INC.:
Money Market                        1997            $10.00            $10.39             65,172
                                    1998             10.39             10.80            122,681
                                    1999             10.80             11.18            103,091
                                    2000             11.18             11.73             44,225
                                    2001             11.73             12.00             70,835
                                    2002             12.00             12.00             49,201
                                    2003             12.00             11.93             29,942
                                    2004             11.93             11.88            253,390
                                    2005             11.88             12.06            149,232

Equity                              1997             10.00             11.60             82,440
                                    1998             11.60             12.09            277,925
                                    1999             12.09             14.30            239,130
                                    2000             14.30             13.16            233,589
                                    2001             13.16             11.88            226,355
                                    2002             11.88              9.52            158,025
                                    2003              9.52             13.56            142,254
                                    2004             13.56             15.03            137,163
                                    2005             15.03             15.73            101,320

Bond                                1997             10.00             10.79             12,183
                                    1998             10.79             11.20            126,324
                                    1999             11.20             11.11             85,725
                                    2000             11.11             11.60             77,334
                                    2001             11.60             12.40             69,466
                                    2002             12.40             13.28             81,359
                                    2003             13.28             14.47             74,590
                                    2004             14.47             15.11             62,994
                                    2005             15.11             14.96             50,332

Omni                                1997             10.00             11.61            102,587
                                    1998             11.61             11.97            300,484
                                    1999             11.97             13.14            258,876
                                    2000             13.14             11.04            218,168
                                    2001             11.04              9.46            179,388
                                    2002              9.46              7.21            121,552
                                    2003              7.21              8.97            114,672
                                    2004              8.97              9.47             89,833
                                    2005              9.47             10.23             62,008



FORM V-4826

                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
S&P 500 Index                       1998            $10.00            $11.45            118,264
                                    1999             11.45             14.19            324,817
                                    2000             14.19             12.64            319,024
                                    2001             12.64             10.81            261,808
                                    2002             10.81              8.24            189,257
                                    2003              8.24             10.39            160,544
                                    2004             10.39             11.31            131,066
                                    2005             11.31             11.65            102,279

International                       1997             10.00             10.11             86,113
                                    1998             10.11             10.36            120,242
                                    1999             10.36             17.11             90,063
                                    2000             17.11             13.13             81,618
                                    2001             13.13              9.12             65,664
                                    2002              9.12              7.13             50,787
                                    2003              7.13              9.33             50,496
                                    2004              9.33             10.39             44,121
                                    2005             10.39             11.22             37,720

International Small Company         1997             10.00             11.04             16,423
                                    1998             11.04             11.27             27,971
                                    1999             11.27             23.17             29,582
                                    2000             23.17             15.94             29,995
                                    2001             15.94             11.11             28,137
                                    2002             11.11              9.31             24,648
                                    2003              9.31             14.14             25,391
                                    2004             14.14             16.85             23,943
                                    2005             16.85             21.44             22,876

Capital Appreciation                1997             10.00             11.37             93,956
                                    1998             11.37             11.87            210,773
                                    1999             11.87             12.46            168,262
                                    2000             12.46             16.16            135,916
                                    2001             16.16             17.49            123,301
                                    2002             17.49             13.77             92,584
                                    2003             13.77             17.86             81,920
                                    2004             17.86             19.82             65,541
                                    2005             19.82             20.57             47,804



FORM V-4826

                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
Mid Cap Opportunity                 1999            $10.00            $14.87                240
                                    2000             14.87             13.45              6,600
                                    2001             13.45             11.54              5,613
                                    2002             11.54              8.47              3,301
                                    2003              8.47             12.22              4,665
                                    2004             12.22             13.68              2,983
                                    2005             13.68             14.84              4,178

Capital Growth                      1999             10.00             30.94              1,323
                                    2000             30.94             22.58              4,844
                                    2001             22.58             19.01              4,784
                                    2002             19.01             10.86              2,916
                                    2003             10.86             15.01              2,472
                                    2004             15.01             17.72              2,536
                                    2005             17.72             17.93              1,524

High Income Bond                    2002              9.36              9.61                499
                                    2003              9.61             11.64              4,544
                                    2004             11.64             12.70              5,873
                                    2005             12.70             12.90              5,409

Blue Chip                           2001             10.57              9.98                198
                                    2002              9.98              7.93                198
                                    2003              7.93              9.90              5,708
                                    2004              9.90             10.70              5,708
                                    2005             10.70             11.05              1,769

Millennium                          1997             10.00             10.85             54,898
                                    1998             10.85             11.84            146,789
                                    1999             11.84             24.10            148,302
                                    2000             24.10             21.10            143,410
                                    2001             21.10             16.99            129,693
                                    2002             16.99             11.27             94,937
                                    2003             11.27             15.30             79,920
                                    2004             15.30             16.74             59,278
                                    2005             16.74             16.51             42,489



FORM V-4826

                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
Aggressive Growth                   1997            $10.00            $11.15             26,996
                                    1998             11.15             11.86             92,803
                                    1999             11.86             12.37             91,754
                                    2000             12.37              8.86             84,382
                                    2001              8.86              5.96             67,253
                                    2002              5.96              4.24             45,864
                                    2003              4.24              5.49             32,512
                                    2004              5.49              5.90             25,931
                                    2005              5.90              6.59             19,393

Small Cap Growth                    1999             10.00             14.12              1,003
                                    2000             14.12             11.57              4,530
                                    2001             11.57              6.90              3,437
                                    2002              6.90              4.83              2,950
                                    2003              4.83              6.92              2,693
                                    2004              6.92              7.60              2,692
                                    2005              7.60              7.98              2,258

Nasdaq 100 Index                    2000             10.00              6.03              1,532
                                    2001              6.03              4.01              1,804
                                    2002              4.01              2.48              6,071
                                    2003              2.48              3.61              5,090
                                    2004              3.61              3.92              3,474
                                    2005              3.92              3.92              2,754

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Structured U.S.
  Equity                            1999             10.00             12.49              9,482
                                    2000             12.49             11.13             12,704
                                    2001             11.13              9.66             12,090
                                    2002              9.66              7.44             11,603
                                    2003              7.44              9.50              2,232
                                    2004              9.50             10.77                  6
                                    2005             10.77             11.32              1,462

Goldman Sachs Capital Growth        1998             10.00             11.58             36,645
                                    1999             11.58             14.52             55,854
                                    2000             14.52             13.18             50,896
                                    2001             13.18             11.12             47,707
                                    2002             11.12              8.30             30,917
                                    2003              8.30             10.12             27,886
                                    2004             10.12             10.89             13,942
                                    2005             10.89             11.06             13,742



FORM V-4826

                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

Growth                              1999            $10.00            $16.41             14,331
                                    2000             16.41             13.83             46,083
                                    2001             13.83             10.26             10,381
                                    2002             10.26              7.44             35,416
                                    2003              7.44              9.66             23,316
                                    2004              9.66              9.96             17,072
                                    2005              9.96             10.25             11,602

Worldwide Growth                    1998             10.00             10.31             63,482
                                    1999             10.31             16.72            141,812
                                    2000             16.72             13.90            153,172
                                    2001             13.90             10.63            113,857
                                    2002             10.63              7.81             86,447
                                    2003              7.81              9.55             66,624
                                    2004              9.55              9.87             51,613
                                    2005              9.87             10.31             39,235

Balanced                            1998             10.00             11.96            142,767
                                    1999             11.96             14.95            401,500
                                    2000             14.95             14.40          2,675,114
                                    2001             14.40             13.54            360,910
                                    2002             13.54             12.49            291,172
                                    2003             12.49             14.05            244,365
                                    2004             14.05             15.04            189,347
                                    2005             15.04             16.01            135,505

LAZARD RETIREMENT SERIES

Lazard Retirement Small Cap         2002             12.97             10.53              3,908
                                    2003             10.53             14.25              2,895
                                    2004             14.25             16.15              4,166
                                    2005             16.15             16.56              5,290

Lazard Retirement Emerging
  Markets                           1997             10.00              9.79             32,560
                                    1998              9.79              6.03             51,176
                                    1999              6.03             11.48             43,692
                                    2000             11.48              8.14             43,587
                                    2001              8.14              7.62             32,274
                                    2002              7.62              7.41             28,005
                                    2003              7.41             11.17             21,514
                                    2004             11.17             14.38             12,143
                                    2005             14.38             19.97             11,475



FORM V-4826

                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
MFS VARIABLE INSURANCE TRUST
(SERVICE CLASS)
MFS Total Return                    2002            $10.00            $10.18              4,080
                                    2003             10.18             11.64              8,712
                                    2004             11.64             12.75             28,501
                                    2005             12.75             12.90             36,869

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I)
U.S. Real Estate                    1999             10.00              8.69              3,270
                                    2000              8.69             11.08             11,549
                                    2001             11.08             12.00             10,323
                                    2002             12.00             11.74                391
                                    2003             11.74             15.92                771
                                    2004             15.92             21.41              5,660
                                    2005             21.41             24.72              3,390

OLD MUTUAL INSURANCE SERIES FUND
(FORMERLY PBHG INSURANCE SERIES FUND)
Technology & Communications         2000             10.00              5.33              5,248
                                    2001              5.33              2.51              4,693
                                    2002              2.51              1.14              5,966
                                    2003              1.14              1.63             11,329
                                    2004              1.63              1.71              5,204
                                    2005              1.71              1.86              3,156

PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE SHARES)
Real Return                         2002             10.00             10.66              1,781
                                    2003             10.66             11.45              5,612
                                    2004             11.45             12.29              6,996
                                    2005             12.29             12.38              7,103
Total Return                        2002             10.00             10.42                247
                                    2003             10.42             10.79              2,505
                                    2004             10.79             11.16              2,058
                                    2005             11.16             11.28              7,338

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(FORMERLY STRONG VARIABLE INSURANCE FUNDS)
Discovery                           1999             10.00             21.58              1,645
                                    2000             21.58             18.13              8,789
                                    2001             18.13             12.38             11,444
                                    2002             12.38              7.62              9,488
                                    2003              7.62             10.09              9,422
                                    2004             10.09             11.85              9,754
                                    2005             11.85             12.81              5,091



FORM V-4826

                                                                                      NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   ---------------
Opportunity                         1999            $10.00            $12.69                118
                                    2000             12.69             13.35                647
                                    2001             13.35             12.67              3,911
                                    2002             12.67              9.15              7,451
                                    2003              9.15             12.36              6,973
                                    2004             12.36             14.41              6,383
                                    2005             14.41             15.33              4,622

Multi Cap Value                     2001              9.56              9.82              2,201
                                    2002              9.82              7.44                  0
                                    2003              7.44             10.16                  0
                                    2004             10.16             11.70                  0
                                    2005             11.70             13.44              2,057

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)

VIP ContraFund(R)                   2001              9.22              7.96              2,725
                                    2002              7.96              7.10              2,365
                                    2003              7.10              8.97              9,200
                                    2004              8.97             10.19             14,766
                                    2005             10.19             11.73             12,539

VIP MidCap                          2000             10.00             11.15              2,296
                                    2001             11.15             10.61              1,406
                                    2002             10.61              9.41              3,942
                                    2003              9.41             12.83              5,181
                                    2004             12.83             15.77              8,169
                                    2005             15.77             18.36              9,823

VIP Growth                          2000             10.00              8.45              2,662
                                    2001              8.45              6.85              5,871
                                    2002              6.85              4.71              5,217
                                    2003              4.71              6.15              9,718
                                    2004              6.15              6.26             17,382
                                    2005              6.26              6.51             20,540



FORM V-4826

                                 TOP TRADITION



                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
OHIO NATIONAL FUND, INC.:
VAA Money Market                    1996            $16.90            $17.58           175,232                0
                                    1997             17.58             18.33           122,725                0
                                    1998             18.33             19.10           133,824                0
                                    1999             19.10             19.85           241,774                0
                                    2000             19.85             20.88           144,673                0
                                    2001             20.88             21.43           238,064                0
                                    2002             21.43             21.49           244,915                0
                                    2003             21.49             21.42           198,840                0
                                    2004             21.42             21.40           122,529                0
                                    2005             21.40             21.79            85,123                0

VAB Money Market                    1996             17.05             17.73                 0           83,494
                                    1997             17.73             18.48                 0           80,528
                                    1998             18.48             19.27                 0           54,060
                                    1999             19.27             20.02                 0          129,935
                                    2000             20.02             21.05                 0           54,882
                                    2001             21.05             21.62                 0          143,776
                                    2002             21.62             21.68                 0           99,162
                                    2003             21.68             21.60                 0           69,694
                                    2004             21.60             21.58                 0           46,172
                                    2005             21.58             21.97                 0            40430

VAA Equity                          1996             37.62             44.03         1,505,499                0
                                    1997             44.03             51.47         1,554,930                0
                                    1998             51.47             53.82         1,469,467                0
                                    1999             53.82             63.81         1,219,724                0
                                    2000             63.81             58.92         1,047,847                0
                                    2001             58.92             53.36           987,197                0
                                    2002             53.36             42.89           847,700                0
                                    2003             42.89             61.24           780,609                0
                                    2004             61.24             68.10           693,379                0
                                    2005             68.10             71.48           600,566                0



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
VAB Equity                          1996            $38.52            $45.09                 0          680,118
                                    1997             45.09             52.70                 0          695,574
                                    1998             52.70             55.14                 0          670,584
                                    1999             55.14             65.64                 0          566,619
                                    2000             65.64             60.34                 0          485,303
                                    2001             60.34             54.65                 0          430,401
                                    2002             54.65             43.92                 0          335,950
                                    2003             43.92             62.71                 0          295,374
                                    2004             62.71             69.74                 0          262,643
                                    2005             69.74             73.20                 0          220,294

VAA Bond                            1996             24.48             25.11           139,016                0
                                    1997             25.11             27.14           128,523                0
                                    1998             27.14             28.25           136,752                0
                                    1999             28.25             28.10           115,712                0
                                    2000             28.10             29.43            91,351                0
                                    2001             29.43             31.56           118,879                0
                                    2002             31.56             33.91           134,726                0
                                    2003             33.91             37.05           109,687                0
                                    2004             37.05             38.81            91,364                0
                                    2005             38.81             38.55            83,474                0

VAB Bond                            1996             22.65             23.24                 0          100,642
                                    1997             23.24             25.12                 0          103,698
                                    1998             25.12             26.14                 0          122,870
                                    1999             26.14             26.01                 0           96,317
                                    2000             26.01             27.23                 0           74,174
                                    2001             27.23             29.20                 0           98,552
                                    2002             29.20             31.38                 0           97,963
                                    2003             31.38             34.29                 0           82,203
                                    2004             34.29             35.91                 0           62,858
                                    2005             35.91             35.67                 0           57,202

VAA Omni                            1996             29.34             33.53         1,384,658                0
                                    1997             33.53             39.18         1,431,184                0
                                    1998             39.18             40.51         1,380,277                0
                                    1999             40.51             44.62         1,081,115                0
                                    2000             44.62             37.58           866,823                0
                                    2001             37.58             32.31           716,682                0
                                    2002             32.31             24.68           594,964                0
                                    2003             24.68             30.81           517,789                0
                                    2004             30.81             32.64           444,510                0
                                    2005             32.64             35.35           372,611                0



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
VAB Omni                            1996            $29.18            $33.35                 0          703,470
                                    1997             33.35             38.97                 0          744,774
                                    1998             38.97             40.29                 0          724,292
                                    1999             40.29             44.38                 0          576,927
                                    2000             44.38             37.38                 0          461,399
                                    2001             37.38             32.14                 0          359,975
                                    2002             32.14             24.55                 0          288,071
                                    2003             24.55             30.64                 0          247,514
                                    2004             30.64             32.47                 0          214,582
                                    2005             32.47             35.16                 0          176,533

S&P 500 Index                       1997             10.00             13.03           152,864          103,761
                                    1998             13.03             16.76           684,474          342,016
                                    1999             16.76             20.82         1,516,466          626,757
                                    2000             20.82             18.61         1,352,791          572,518
                                    2001             18.61             15.95         1,203,210          485,469
                                    2002             15.95             12.21         1,062,848          413,646
                                    2003             12.21             15.44           986,495          341,395
                                    2004             15.44             16.81           865,003          310,573
                                    2005             16.81             17.40           722,817          258,743

International                       1996             14.70             16.65         2,157,623        1,186,643
                                    1997             16.65             16.82         2,305,256        1,230,232
                                    1998             16.82             17.28         1,878,181        1,021,072
                                    1999             17.28             28.61         1,299,713          755,373
                                    2000             28.61             22.02         1,190,355          680,017
                                    2001             22.02             15.34         1,077,389          577,856
                                    2002             15.34             12.04           933,614          473,133
                                    2003             12.04             15.79           823,762          383,253
                                    2004             15.79             17.64           706,998          292,781
                                    2005             17.64             19.09           616,609          255,683

International Small Company         1996             10.13             11.23            68,964           60,596
                                    1997             11.23             12.40           115,590          106,262
                                    1998             12.40             12.70           113,662          111,352
                                    1999             12.70             26.19           157,347          119,756
                                    2000             26.19             18.06           174,381          124,693
                                    2001             18.06             12.63           148,637          109,586
                                    2002             12.63             10.62           134,150           90,154
                                    2003             10.62             16.17           131,050           86,116
                                    2004             16.17             19.33           116,939           67,429
                                    2005             19.33             24.67           116,404           68,292



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Capital Appreciation                1996            $11.37            $13.02           379,717          312,799
                                    1997             13.02             14.83           550,059          372,993
                                    1998             14.83             15.54           606,078          366,130
                                    1999             15.54             16.36           536,419          332,204
                                    2000             16.36             21.28           438,550          310,191
                                    2001             21.28             23.09           506,990          311,695
                                    2002             23.09             28.24           468,721          300,763
                                    2003             28.24             23.73           418,784          233,847
                                    2004             23.73             26.40           352,542          188,749
                                    2005             26.40             27.49           297,867          152,120

Mid Cap Opportunity                 1997             10.00             13.51           146,772          144,903
                                    1998             13.51             14.31           467,063          270,510
                                    1999             14.31             22.96           756,197          376,028
                                    2000             22.96             20.83           737,706          356,052
                                    2001             20.83             17.93           694,773          321,519
                                    2002             17.93             13.19           616,115          284,594
                                    2003             13.19             19.09           582,520          243,025
                                    2004             19.09             21.45           504,442          211,731
                                    2005             21.45             23.33           419,408          163,347

Capital Growth                      1999             10.00             14.20            14,665           10,147
                                    2000             14.20             10.39           190,727           82,911
                                    2001             10.39              8.78           153,164           56,617
                                    2002              8.78              5.03           139,042           53,604
                                    2003              5.03              6.97           114,522           42,681
                                    2004              6.97              8.25           112,136           43,079
                                    2005              8.25              8.38            90,457           34,954

High Income Bond                    1999             10.00             10.29             1,173            1,233
                                    2000             10.29              9.45             2,313              473
                                    2001              9.45              9.75            20,599            4,375
                                    2002              9.75             10.02            27,079           18,792
                                    2003             10.02             12.17            36,128           15,768
                                    2004             12.17             13.23            31,474           13,543
                                    2005             13.23             13.57            41,596           15,778

Blue Chip                           2000             10.00             10.36            10,270           19,912
                                    2001             10.36              9.81            42,464           27,256
                                    2002              9.81              7.82            47,593           26,185
                                    2003              7.82              9.79            57,233           17,600
                                    2004              9.79             10.61            50,399           14,125
                                    2005             10.61             10.99            47,952           11,113



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Millennium                          1996            $12.20            $14.21           454,045          147,557
                                    1997             14.21             15.24           649,957          212,467
                                    1998             15.24             16.67           665,332          236,231
                                    1999             16.67             34.04           776,055          286,164
                                    2000             34.04             29.89           755,719          286,083
                                    2001             29.89             24.14           679,746          243,056
                                    2002             24.14             16.06           605,966          204,134
                                    2003             16.06             21.87           541,497          173,031
                                    2004             21.87             23.99           442,116          147,640
                                    2005             23.99             23.73           350,949          117,776

Aggressive Growth                   1996             10.50             10.46           107,442           68,715
                                    1997             10.46             11.65           178,651          109,334
                                    1998             11.65             12.42           200,721          104,679
                                    1999             12.42             13.00           191,692           87,207
                                    2000             13.00              9.34           241,489          101,866
                                    2001              9.34              6.30           220,085           93,890
                                    2002              6.30              4.49           214,617           79,553
                                    2003              4.49              5.84           212,331           71,645
                                    2004              5.84              6.29           192,494           55,633
                                    2005              6.29              7.05           162,770           40,432

Small Cap Growth                    1997             10.00              9.59           146,611           89,830
                                    1998              9.59             10.32           138,652           97,692
                                    1999             10.32             20.92           202,849          139,073
                                    2000             20.92             17.20           251,363          177,009
                                    2001             17.20             10.29           201,045          133,771
                                    2002             10.29              7.21           174,699          110,406
                                    2003              7.21             10.37           151,471           83,787
                                    2004             10.37             11.43           122,489           72,248
                                    2005             11.43             12.04            97,972           57,878

Nasdaq 100 Index                    2000             10.00              6.05            47,476           17,683
                                    2001              6.05              4.03            69,922           40,975
                                    2002              4.03              2.50            86,697           62,682
                                    2003              2.50              3.65           140,108           45,176
                                    2004              3.65              3.97           134,268           49,855
                                    2005              3.97              3.98           100,761           28,135

Bristol                             2002             10.00              7.84             2,114                0
                                    2003              7.84             10.27             6,755              518
                                    2004             10.27             11.04             6,694                0
                                    2005             11.04             12.23             8,423                0



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Bryton Growth                       2002            $10.00            $ 6.83             3,554            3,132
                                    2003              6.83              9.16            13,953            1,867
                                    2004              9.16              9.74             9,643              314
                                    2005              9.74             10.05             7,262              198

Balanced                            2005             10.00             10.19                 0                0

U.S. Equity                         2005             10.00             10.25                 0                0

Covered Call                        2005             10.00             10.23                 0                0

Target VIP Equity                   2005             10.00             10.12               254                0

Target Equity/Income                2005             10.00             10.11             2,020                0

DOW TARGET VARIABLE FUND LLC

DOW TARGET 10 PORTFOLIOS

First Quarter                       2005             10.00             10.12               555            5,096

Second Quarter                      2005             10.00             12.16               162            2,640

Third Quarter                       2005             10.00             11.85             1,612              971

Fourth Quarter                      2005             10.00             12.23               944            2,421

DOW TARGET 5 PORTFOLIOS

First Quarter                       2005             10.00             11.59               180            4,851

Second Quarter                      2005             10.00             12.53               393            2,700

Third Quarter                       2005             10.00              9.42               109               40

Fourth Quarter                      2005             10.00             12.75               113            2,360

DREYFUS VARIABLE INSURANCE FUND

Appreciation                        2003             10.00             11.71             1,874              617
                                    2004             11.71             12.14             2,964              560
                                    2005             12.14             12.51             3,560              511



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income     1999            $10.00            $10.50             2,420            1,685
                                    2000             10.50              9.90            18,028            7,957
                                    2001              9.90              8.88            19,256            9,172
                                    2002              8.88              7.79            16,086           11,484
                                    2003              7.79              9.58            19,436           19,703
                                    2004              9.58             11.25            24,067           19,285
                                    2005             11.25             11.57            30,489           17,544

Goldman Sachs Structured U.S.
  Equity                            1999             10.00             10.92             6,751            6,222
                                    2000             10.92              9.77            15,496            7,309
                                    2001              9.77              8.51            11,782            5,966
                                    2002              8.51              6.57            14,974            8,119
                                    2003              6.57              8.42            18,201            6,668
                                    2004              8.42              9.57            21,559            6,673
                                    2005              9.57             10.08            17,758            5,700

Goldman Sachs Capital Growth        1999             10.00             11.18             7,407                0
                                    2000             11.18             10.18            17,879            4,319
                                    2001             10.18              8.61            18,972            4,081
                                    2002              8.61              6.44            20,995            3,571
                                    2003              6.44              7.89            22,684            2,899
                                    2004              7.89              8.51            17,062            2,736
                                    2005              8.51              8.66            16,732            1,884

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
Growth                              1999             10.00             11.66           140,899           70,201
                                    2000             11.66              9.85           419,996          215,149
                                    2001              9.85              7.33           402,977          175,696
                                    2002              7.33              5.33           334,455          137,700
                                    2003              5.33              6.95           266,246          110,989
                                    2004              6.95              7.18           211,039           98,679
                                    2005              7.18              7.41           174,095           74,835

Worldwide Growth                    1999             10.00             13.23            84,104           30,873
                                    2000             13.23             11.03           329,043          185,163
                                    2001             11.03              8.46           307,065          153,709
                                    2002              8.46              6.24           250,428          124,092
                                    2003              6.24              7.65           213,452           85,316
                                    2004              7.65              7.95           164,556           72,089
                                    2005              7.95              8.30           125,911           52,441



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Balanced                            1999            $10.00            $11.03            60,253           47,022
                                    2000             11.03             10.66           270,044          134,438
                                    2001             10.66             10.05           326,327          118,926
                                    2002             10.05              9.30           325,549          108,572
                                    2003              9.30             10.49           303,570          107,943
                                    2004             10.49             11.26           260,603           95,185
                                    2005             11.26             12.02           222,441           64,570

JANUS ASPEN SERIES (SERVICE SHARES)

Growth                              2000             10.00              8.09            46,806           24,536
                                    2001              8.09              6.01            62,090           43,180
                                    2002              6.01              4.36            74,617           33,865
                                    2003              4.36              5.67            58,463           13,641
                                    2004              5.67              5.84            62,889            4,244
                                    2005              5.84                              56,229            4,413

International Growth                2005                               20.83            21,603            4,364

Worldwide Growth                    2000             10.00              8.00            55,698           13,512
                                    2001              8.00              6.12            73,156           18,962
                                    2002              6.12              4.50            91,603           19,577
                                    2003              4.50              5.50            78,874           16,742
                                    2004              5.50              5.69            80,195           11,016
                                    2005              5.69              5.94            79,457            9,094

Balanced                            2000             10.00              9.74            15,548            4,258
                                    2001              9.74              9.16            45,265           25,268
                                    2002              9.16              8.46            74,427           29,285
                                    2003              8.46              9.51            87,012           33,700
                                    2004              9.51             10.19            85,175           14,579
                                    2005             10.19             10.85            86,840           13,219

J.P. MORGAN SERIES TRUST II

JPMorgan Small Company              2002             10.00              8.67             5,552                0
                                    2003              8.67             11.66             6,664            5,574
                                    2004             11.66             14.66            14,340            8,376
                                    2005             14.66             15.00            11,271            6,963

JPMorgan Mid Cap Value              2001             10.00             10.96             2,675                0
                                    2002             10.96             10.93            18,428            5,834
                                    2003             10.93             14.01            23,192            6,134
                                    2004             14.01             16.78            42,936           12,116
                                    2005             16.78             18.13            68,469           15,320



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
LAZARD RETIREMENT SERIES

Lazard Retirement Small Cap         1999            $10.00            $10.54               875              698
                                    2000             10.54             12.62             7,263           11,265
                                    2001             12.62             14.80             5,795           34,423
                                    2002             14.80             12.06           103,931           47,501
                                    2003             12.06             16.36           102,226           33,976
                                    2004             16.36             18.59            76,754           31,313
                                    2005             18.59             19.13            68,240           22,395

Lazard Retirement Emerging
  Markets                           1999             10.00             12.51             7,037              186
                                    2000             12.51              8.90            11,322            3,737
                                    2001              8.90              8.36            12,483            6,276
                                    2002              8.36              8.14            31,520           12,594
                                    2003              8.14             12.32            28,285           12,694
                                    2004             12.32             15.91            32,890           11,218
                                    2005             15.91             22.16            55,759           18,878

International Equity                2005             10.00             10.43                94              656

UBS SERIES TRUST

U.S. Allocation                     2003             10.00             12.11             1,565                0
                                    2004             12.11             13.22             3,081            1,569
                                    2005             13.22             13.94             3,290            1,431

MFS VARIABLE INSURANCE TRUST

MFS Investors Growth Stock          2001             10.00             10.71             2,511                0
                                    2002             10.71              7.66             3,427              301
                                    2003              7.66              9.29             4,377              339
                                    2004              9.29             10.01             4,968              592
                                    2005             10.01             10.32             2,307              298

MFS Mid Cap Growth                  2001             10.00             11.10               425            1,195
                                    2002             11.10              6.21             1,979               99
                                    2003              6.21              8.39             8,022              166
                                    2004              8.39              9.50             9,905            1,319
                                    2005              9.50              9.66             8,035            1,498

MFS New Discovery                   2001             10.00             11.55             3,624                0
                                    2002             11.55              7.79             5,703              236
                                    2003              7.79             10.29             7,421            1,091
                                    2004             10.29             10.81             4,849            1,179
                                    2005             10.81             11.23             2,664            1,289



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
MFS Total Return                    2001            $10.00            $10.26             4,371              349
                                    2002             10.26              9.60            77,880           23,163
                                    2003              9.60             11.02           104,144           34,123
                                    2004             11.02             12.10           117,586           37,343
                                    2005             12.10             12.28           123,025           30,772

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS I)

U.S. Real Estate                    1999             10.00             10.15             2,245            5,754
                                    2000             10.15             12.97            34,794           16,383
                                    2001             12.97             14.09            13,869            7,767
                                    2002             14.09             13.83            15,072            6,240
                                    2003             13.83             18.81            22,541            9,846
                                    2004             18.81             25.38            33,230
                                    2005             25.38             29.39            47,166           17,085

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)

Core Plus Fixed Income              2003             10.00             11.53               291              281
                                    2004             11.53             11.87                 5              281
                                    2005             11.87             12.20             6,898            1,956

U.S. Real Estate                    2003             10.00             12.80             1,033               20
                                    2004             12.80             17.23             1,413            1,168
                                    2005             17.23             19.90             4,628            1,251

PBHG OLD MUTUAL INSURANCE SERIES FUND
(FORMERLY PBHG INSURANCE SERIES FUND)

Technology & Communications         2000             10.00              5.34            87,810           60,363
                                    2001              5.34              2.52            89,491           42,435
                                    2002              2.52              1.15            96,108          196,838
                                    2003              1.15              1.65           109,806           12,966
                                    2004              1.65              1.74           103,858           11,324
                                    2005              1.74              1.89            77,348            5,999

PIMCO VARIABLE INSURANCE TRUST

Real Return                         2002             10.00             10.67            33,034            6,178
                                    2003             10.67             11.49            60,928          104,730
                                    2004             11.49             12.38            57,850          111,965
                                    2005             12.38             12.50            74,919          112,273

Total Return                        2002             10.00             10.43            12,084            3,759
                                    2003             10.43             10.84            30,940           99,308
                                    2004             10.84             11.24            38,222          100,848
                                    2005             11.24             11.40            47,776          111,265



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
Global Bond                         2002            $10.00            $10.69             8,062              213
                                    2003             10.69             12.10            12,396              992
                                    2004             12.10             13.24            15,010            2,181
                                    2005             13.24             12.23            17,154            3,735

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
(FORMERLY STRONG VARIABLE INSURANCE FUNDS)

Discovery                           1999             10.00             12.92            15,604            6,551
                                    2000             12.92             10.88           136,549           72,369
                                    2001             10.88              7.45           132,257           75,993
                                    2002              7.45              4.60           191,912           56,003
                                    2003              4.60              6.11           136,978           34,323
                                    2004              6.11              7.20           114,311           28,761
                                    2005              7.20              7.81            93,265           27,204

Opportunity                         1999             10.00             11.16             1,268              493
                                    2000             11.16             11.77            28,808            7,605
                                    2001             11.77             11.21            44,704           13,317
                                    2002             11.21              8.11            64,592           17,403
                                    2003              8.11             10.99            64,730            1,110
                                    2004             10.99             12.85            53,542           13,297
                                    2005             12.85             13.72            46,503           11,333

Multi Cap Value                     1999             10.00             10.28               372              559
                                    2000             10.28             10.97            27,544           14,971
                                    2001             10.97             11.30            17,541            5,895
                                    2002             11.30              8.59             9,258            3,816
                                    2003              8.59             11.75             9,480            4,434
                                    2004             11.75             13.57             5,182            3,814
                                    2005             13.57             15.64             5,635            3,404

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

VIP Contra Fund                     2000             10.00              9.24             3,208            8,703
                                    2001              9.24              8.00            20,366           11,459
                                    2002              8.00              7.16            41,001           32,449
                                    2003              7.16              9.07            85,522           39,984
                                    2004              9.07             10.33            47,010           75,024
                                    2005             10.33             11.92           234,958          101,489

VIP Mid Cap                         2000             10.00             11.17            32,053           21,875
                                    2001             11.17             10.66            59,049           52,867
                                    2002             10.66              9.48           130,804           81,151
                                    2003              9.48             12.97           142,617           79,182
                                    2004             12.97             15.99           149,737           81,286
                                    2005             15.99             18.67           171,224           82,170



FORM V-4826

                                                                                     NUMBER OF        NUMBER OF
                                 YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS AT     VAB UNITS AT
                                 DECEMBER 31   BEGINNING OF YEAR    END OF YEAR     END OF YEAR      END OF YEAR
                                 -----------   -----------------   -------------   --------------   --------------
VIP Growth                          2000            $10.00            $ 8.47            15,086           23,135
                                    2001              8.47              6.88            29,089           44,546
                                    2002              6.88              4.74            40,662           50,852
                                    2003              4.74              6.22            58,159            1,228
                                    2004              6.22              6.34            74,724           25,197
                                    2005              6.34              6.62            68,531           19,908

ROYCE CAPITAL FUND

Small Cap                           2003             10.00             13.98            19,826            4,579
                                    2004             13.98             17.28            91,396           22,627
                                    2005             17.28             18.56           130,655           29,735

Micro-Cap                           2003             10.00             14.71            15,361            7,232
                                    2004             14.71             16.57            63,769           11,849
                                    2005             16.57             18.29            52,354           13,830

CALVERT VARIABLE SERIES, INC.

Social Equity                       2003             10.00              6.69            19,291            7,851
                                    2004              6.69              7.09            18,932            7,820
                                    2005              7.09              7.34            17,644            4,949

PRUDENTIAL SERIES FUND, INC.

Jennison 20/20 Focus                2003             10.00             12.35               167                0
                                    2004             12.35             14.11             1,270                0
                                    2005             14.11             16.93             3,919            2,739

Jennison                            2003             10.00             12.16             1,595              182
                                    2004             12.16             13.13             2,153              353
                                    2005             13.13             14.81             2,034              549

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund     2005             10.00             10.06             2,505                0
Franklin Foreign Securities
  Fund                              2005             10.00             10.44                 2                0



FINANCIAL STATEMENTS


     The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.


FORM V-4826

APPENDIX A

                            IRA DISCLOSURE STATEMENT

     This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

     The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

     IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

     Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.

     Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.

     The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or
(2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.


FORM V-4826

     Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

     The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)

     If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

     Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

     An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

     The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE

     If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.

     Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

     Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

     Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds


FORM V-4826
from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

     A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

     At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

     You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code. unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

     The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

     Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

     Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

     If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary


FORM V-4826
beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

     Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

     For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

     UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

     "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
(1) the distribution must be made (a) after the owner of the IRA attains age
59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

     Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)

     An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

REPORTING TO THE IRS

     Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.


FORM V-4826

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

         $1000        $1,000 ONE                          $1,000 ONE
         ANNUAL          TIME             $1000 ANNUAL       TIME
YEAR  CONTRIBUTION   CONTRIBUTION   YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------   ----  ------------   ------------
 1     $ 1,020.00     $1,020.00      35   $ 50,994.37     $1,999.87
 2     $ 2,060.40     $1,040.40      36   $ 53,034.25     $2,039.87
 3     $ 3,121.61     $1,061.21      37   $ 55,114.94     $2,080.67
 4     $ 4,204.04     $1,082.43      38   $ 57,237.24     $2,122.28
 5     $ 5,308.12     $1,104.08      39   $ 59,401.98     $2,164.73
 6     $ 6,434.28     $1,126.16      40   $ 61,610.02     $2,208.02
 7     $ 7,582.97     $1,148.68      41   $ 63,862.22     $2,252.18
 8     $ 8,754.63     $1,171.65      42   $ 66,159.47     $2,297.22
 9     $ 9,949.72     $1,195.08      43   $ 68,502.66     $2,343.16
 10    $11,168.71     $1,218.98      44   $ 70,892.71     $2,390.02
 11    $12,412.09     $1,243.36      45   $ 73,330.56     $2,437.82
 12    $13,680.33     $1,268.23      46   $ 75,817.18     $2,486.58
 13    $14,973.94     $1,293.59      47   $ 78,353.52     $2,536.31
 14    $16,293.42     $1,319.46      48   $ 80,940.59     $2,587.04
 15    $17,639.28     $1,345.85      49   $ 83,579.40     $2,638.78
 16    $19,012.07     $1,372.77      50   $ 86,270.99     $2,691.56
 17    $20,412.31     $1,400.23      51   $ 89,016.41     $2,745.39
 18    $21,840.56     $1,428.23      52   $ 91,816.74     $2,800.30
 19    $23,297.37     $1,456.79      53   $ 94,673.07     $2,856.31
 20    $24,783.32     $1,485.93      54   $ 97,586.53     $2,913.44
 21    $26,298.98     $1,515.65      55   $100,558.26     $2,971.71
 22    $27,844.96     $1,545.96      56   $103,589.43     $3,031.14
 23    $29,421.86     $1,576.88      57   $106,681.22     $3,091.76
 24    $31,030.30     $1,608.42      58   $109,834.84     $3,153.60
 25    $32,670.91     $1,640.59      59   $113,051.54     $3,216.67
 26    $34,344.32     $1,673.40      60   $116,332.57     $3,281.00
 27    $36,051.21     $1,706.87      61   $119,679.22     $3,346.62
 28    $37,792.23     $1,741.01      62   $123,092.81     $3,413.55
 29    $39,568.08     $1,775.83      63   $126,574.66     $3,481.82
 30    $41,379.44     $1,811.35      64   $130,126.16     $3,551.46
 31    $43,227.03     $1,847.58      65   $133,748.68     $3,622.49
 32    $45,111.57     $1,884.53      66   $137,443.65     $3,694.94
 33    $47,033.80     $1,922.22      67   $141,212.53     $3,768.84
 34    $48,994.48     $1,960.66      68   $145,056.78     $3,844.22
                                     69   $148,977.91     $3,921.10
                                     70   $152,977.47     $3,999.52

     Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-5%, Year 3-4%, Year 4-3%, Year 5-2%, Year 6-1%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.


FORM V-4826

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities (VAA only)
Financial Statements


FORM V-4826

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                             Telephone 800-366-6654


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2006





This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") single purchase payment individual variable annuity contracts May 1, 2006.
To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.


                                Table of Contents


          Custodian .........................................................................   2
          Independent Registered Public Accounting Firm .....................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements




                                   "TOP PLUS"

CUSTODIAN


U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, holds custody of VAA's and VAB's assets.





INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Ohio National Variable Accounts A or B and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2005 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                              Aggregate           Retained
Year                         Commissions        Commissions
----                         -----------        -----------
2005                        $55,437,760         $10,292,152
2004                        $57,887,088         $10,504,630
2003                        $91,054,326         $12,995,595


For contracts issued by VAB, those amounts have been:

                             Aggregate           Retained
Year                        Commissions        Commissions
----                        -----------        -----------
2005                         $   73,028          $ 13,558
2004                         $  274,677          $ 49,845
2003                         $1,143,951          $163,269


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2005, was 3.91% This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (October 7, 1993). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2005 (assuming surrender of the contract then) are as follows:







                                                          FUND
                                                        INCEPTION   LIFE OF     1 YR.      5 YR.   10 YR.      ACCOUNT      SINCE
                                                          DATE       FUND                                     INCEPTION*  INCEPTION*
TOP PLUS
12/31/05

OHIO NATIONAL FUND, INC
Aggressive Growth Portfolio                               3/31/95     -1.35%      6.27%     -5.78%     -3.71%     -1.35%     3/31/95
Balanced Portfolio                                         5/3/04      6.20%     -3.45%      ----       ----       6.20%      5/3/04
Blue Chip Portfolio                                        5/1/98      1.81%     -2.20%      1.02%      ----       1.81%      5/1/98
Bond Portfolio                                            11/2/82      6.66%     -6.48%      5.44%      4.85%      6.66%     11/2/82
Bristol Portfolio                                          5/1/02      5.15%      5.03%      ----       ----       5.15%      5/1/02
Bryton Growth Portfolio                                    5/1/02     -0.48%     -2.62%      ----       ----      -0.48%      5/1/02
Capital Appreciation Portfolio                            4/30/94     10.30%     -1.67%      5.14%      9.45%     10.30%     4/30/94
Capital Growth Portfolio                                   5/1/98      8.45%     -4.29%     -4.51%      ----       8.45%      5/1/98
Covered Call Portfolio                                     5/3/04      2.43%     -3.94%      ----       ----       2.43%      5/3/04
Millennium Portfolio                                      4/30/94     10.34%     -6.89%     -4.80%      7.09%     10.34%     4/30/94
Equity Portfolio                                          1/14/71      8.77%     -0.84%      3.80%      6.84%      8.77%     1/14/71
High Income Bond Portfolio                                 5/1/98      3.89%     -3.92%      7.42%      ----       3.89%      5/1/98
International Portfolio                                   4/30/93      5.45%      2.42%     -3.07%      2.85%      5.45%     4/30/93
International Small Company Portfolio                     3/31/95      9.63%     21.85%      6.33%      9.53%      9.63%     3/31/95
Mid Cap Opportunity Portfolio                              1/3/97     10.10%      3.00%      2.16%      ----      10.10%      1/3/97
Money Market Portfolio                                    7/31/80      5.08%     -3.98%      0.67%      2.77%      5.08%     7/31/80
Nasdaq-100(R) Index Portfolio                              5/1/00    -15.20%     -5.47%     -8.37%      ----     -15.20%      5/1/00
Omni Portfolio                                            9/10/84      6.33%      2.51%     -1.44%      2.08%      6.33%     9/10/84
S&P 500 Index(R) Portfolio                                 1/3/97      6.57%     -2.46%     -1.56%      ----       6.57%      1/3/97
Small Cap Growth Portfolio                                 1/3/97      2.29%     -0.47%     -7.23%      ----       2.29%      1/3/97
Target Equity/Income Portfolio                            11/2/05     -4.84%       ----      ----       ----      -4.84%     11/2/05
Target VIP Portfolio                                      11/2/05     -4.74%       ----      ----       ----      -4.74%     11/2/05
U.S. Equity Portfolio                                      5/3/04     11.84%      1.74%      ----       ----      11.84%      5/3/04
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   (SERVICE CLASS 2 SHARES)
VIP Contrafund(R) Portfolio                                1/3/95     13.26%      9.61%      5.11%     10.77%      3.21%      5/1/00
VIP Growth Portfolio                                      10/9/86      9.58%     -1.44%     -5.11%      6.02%     -7.08%      5/1/00
VIP Mid Cap Portfolio                                    12/28/98     18.51%     10.97%     10.78%      ----      11.76%      5/1/00
VIP Equity-Income Portfolio                               10/9/86      9.78%     -1.37%      2.41%      7.47%     22.91%     10/1/03
THE PRUDENTIAL SERIES FUND, INC.
   (CLASS II SHARES)
Jennison 20/20 Focus Portfolio                             5/3/99      5.78%     14.18%      5.33%      ----       3.07%      1/3/00
Jennison Portfolio                                        4/25/95      8.96%      7.01%     -3.32%      7.19%     -6.06%      1/3/00
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                      1/12/98      2.50%     -3.00%      3.01%      ----       0.41%      5/1/98
Goldman Sachs CORE(SM) U.S. Equity Fund                   2/13/98      3.48%     -0.44%      0.44%      ----       2.12%      5/1/98
Goldman Sachs Capital Growth Fund                         4/30/98      1.42%     -3.97%     -3.43%      ----       1.37%      5/1/98
MFS(R) VARIABLE INSURANCE TRUST(SM)
   (SERVICE CLASS SHARES)
MFS New Discovery Series                                   5/1/00     -2.92%     -1.90%     -2.09%      ----       2.58%     11/1/01
MFS Investors Growth Stock Series                          5/1/00     -7.62%     -2.70%     -6.79%      ----       0.50%     11/1/01
MFS Mid Cap Growth Series                                  5/1/00     -6.54%     -4.06%     -6.99%      ----      -1.12%     11/1/01
MFS Total Return Series                                    5/1/00      5.36%     -4.31%      3.30%      ----       4.86%     11/1/01
LAZARD RETIREMENT SERIES, INC
Lazard Retirement Small Cap Portfolio                     11/4/97      7.52%     -2.93%      8.60%      ----       8.61%      7/1/99
Lazard Retirement Emerging Markets Portfolio              11/4/97      8.61%     33.52%     20.05%      ----      11.78%      7/1/99
Lazard Retirement Equity Portfolio                        3/18/98      2.75%     -3.56%      0.82%      ----       0.72%      5/2/05
Lazard Retirement International Equity Portfolio           9/1/98      3.42%      3.66%      0.79%      ----       7.91%      5/2/05
PIMCO VARIABLE INSURANCE TRUST
   (ADMINISTRATIVE CLASS SHARES)
Real Return Portfolio                                     9/30/99      8.71%     -4.81%      8.08%      ----       6.22%      8/1/02
Total Return Portfolio                                   12/31/97      5.00%     -4.46%      4.66%      ----       3.30%      8/1/02
Global Bond Portfolio (Unhedged)                          1/10/02      7.70%    -13.45%      ----       ----       5.52%      8/1/02
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)
Franklin Income Securities Fund                           1/24/89      7.55%     -5.30%      7.55%      ----      -1.54%      5/2/05
Franklin Flex Cap Growth Securities Fund                   3/1/05      5.74%      ----       ----       ----       5.74%      5/2/05
Templeton Foreign Securities Fund                          5/1/92      5.34%      3.19%      2.10%      ----       6.33%      5/2/05
DREYFUS VARIABLE INVESTMENT FUND
   (SERVICE SHARES)
Appreciation Portfolio                                   12/31/00     -0.46%     -2.81%     -1.36%      ----       7.65%      5/1/03
ROYCE CAPITAL FUND
Royce Micro-Cap Portfolio                                12/27/96     15.05%      4.62%     14.64%      ----      24.63%      5/1/03
Royce Small-Cap Portfolio                                12/27/96     13.89%      1.59%     14.39%      ----      25.33%      5/1/03
J.P. MORGAN SERIES TRUST II
JPMorgan Small Company Portfolio                           1/3/95      9.66%     -3.50%      3.92%      7.67%      3.60%      5/1/98
JPMorgan Mid Cap Value Portfolio                          9/28/01     15.27%      2.24%      ----       ----      15.29%     11/1/01
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   (CLASS II SHARES)
Core Plus Fixed Income Portfolio                           5/1/03      6.63%     -2.99%      ----       ----       6.63%      5/1/98
U.S. Real Estate Portfolio                                 5/1/03     28.73%      9.71%      ----       ----      28.73%      5/1/98
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   (FORMERLY SALOMON BROTHERS
   VARIABLE SERIES FUNDS, INC.)
All Cap Fund                                              2/17/98      8.51%     -2.88%      2.36%      ----       7.55%      5/1/98
Total Return Fund                                         2/17/98      3.29%     -3.61%      4.04%      ----       2.86%      5/1/98
Investors Fund                                            2/17/98      5.47%     -0.42%      1.49%      ----       4.73%      5/1/98
CALVERT VARIABLE SERIES, INC
Social Equity Portfolio                                   4/30/02      3.48%     -2.39%      ----       ----       9.31%      5/1/03
JANUS ASPEN SERIES (SERVICE SHARES)
Large Cap Growth Portfolio                                9/13/93      7.02%     -2.91%     -6.10%      5.54%      0.66%      5/1/98
International Growth Portfolio                             5/2/94     12.01%     24.77%      2.39%     11.96%      7.07%      5/1/98
Worldwide Growth Portfolio                                9/13/93      9.31%     -1.37%     -6.10%      7.13%      0.95%      5/1/98
Balanced Portfolio                                        9/13/93     10.38%      0.70%      2.02%      9.77%      6.43%      5/1/98
THE DOW(SM) TARGET VARIABLE FUND LLC
Dow Target 10 - First Quarter Portfolio                    1/4/99      0.40%    -13.06%     -0.44%      ----       0.40%      1/4/99
Dow Target 10 - Second Quarter Portfolio                   4/1/99      2.17%     -9.48%      1.81%      ----       2.17%      4/1/99
Dow Target 10 - Third Quarter Portfolio                    7/1/99     -0.90%    -12.26%      0.16%      ----      -0.90%      7/1/99
Dow Target 10 - Fourth Quarter Portfolio                  10/1/99      0.96%    -11.35%      0.82%      ----     -28.45%     10/1/99
Dow Target 5 - First Quarter Portfolio                     1/1/00      2.55%     -9.07%      0.51%      ----       2.56%      1/3/00
Dow Target 5 - Second Quarter Portfolio                    4/1/00      4.06%     -9.96%      0.09%      ----       4.06%      4/1/00
Dow Target 5 - Third Quarter Portfolio                     7/1/00     -1.07%    -25.90%     -4.63%      ----      -1.07%      7/1/00
Dow Target 5 - Fourth Quarter Portfolio                   10/1/99     -0.78%    -19.28%      0.30%      ----      -0.78%     10/1/99



* Account inception is the date the portfolio became part of Variable Account A. Since inception is the annualized return since that date.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 2005 and 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2(n) to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts. Also, as discussed in note 2(n) to the consolidated financial statements, the Company changed its method of accounting for embedded reinsurance derivatives in 2003.

April 24, 2006

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 2005 and 2004

                  (Dollars in thousands, except share amounts)

                                                                     2005         2004
                                                                 -----------   ----------
                             ASSETS
Investments (notes 5, 10, and 11):
   Securities available-for-sale, at fair value:
      Fixed maturities                                           $ 6,585,431    6,718,615
      Equity securities                                               22,213       16,244
   Fixed maturities held-to-maturity, at amortized cost              511,719      618,628
   Trading securities, at fair value:
      Reinsurance portfolio                                            6,697        6,364
      Seed money                                                       1,429        7,321
   Mortgage loans on real estate, net                              1,264,158    1,200,919
   Real estate, net                                                    5,959        8,654
   Policy loans                                                      195,242      189,608
   Other long-term investments                                        12,996       13,518
   Short-term investments                                                 --       10,703
                                                                 -----------   ----------
         Total investments                                         8,605,844    8,790,574
Cash                                                                  76,491       41,859
Accrued investment income                                             96,016       98,847
Deferred policy acquisition costs                                    774,299      643,809
Reinsurance recoverable (note 16)                                  1,354,499    1,227,363
Other assets (note 8)                                                 55,129       52,063
Federal income tax receivable                                          4,239           --
Assets held in separate accounts (note 10)                         3,702,369    2,861,577
                                                                 -----------   ----------
         Total assets                                            $14,668,886   13,716,092
                                                                 ===========   ==========
              LIABILITIES AND STOCKHOLDER'S EQUITY
Future policy benefits and claims (note 6)                       $ 9,121,942    9,047,697
Policyholders' dividend accumulations                                 56,372       57,584
Other policyholder funds                                              41,255       39,444
Notes payable (net of unamortized discount of $450 in 2005 and
   $472 in 2004) (note 7)                                             99,550       99,528
Federal income taxes (note 9):
   Current                                                                --       17,387
   Deferred                                                          121,204      123,654
Other liabilities                                                    181,370      164,554
Liabilities related to separate accounts (note 10)                 3,702,369    2,861,577
                                                                 -----------   ----------
         Total liabilities                                        13,324,062   12,411,425
                                                                 -----------   ----------
Commitments and contingencies (notes 9, 11, 15 and 16)
Stockholder's equity (notes 3 and 13):
   Class A common stock, $1 par value. Authorized,
      issued, and outstanding 10,000,000 shares                       10,000       10,000
   Additional paid-in capital                                        162,939      162,939
   Accumulated other comprehensive income                            103,862      153,499
   Retained earnings                                               1,068,023      978,229
                                                                 -----------   ----------
            Total stockholder's equity                             1,344,824    1,304,667
                                                                 -----------   ----------
            Total liabilities and stockholder's equity           $14,668,886   13,716,092
                                                                 ===========   ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                           2005       2004      2003
                                                        ---------   -------   -------
Revenues:
   Traditional life insurance premiums                  $ 187,443   162,789   138,669
   Annuity premiums and charges                            56,079    48,106    44,968
   Universal life policy charges                           86,124    83,918    76,110
   Accident and health insurance premiums                  20,201    20,611    17,139
   Investment management fees                               6,290     5,144     4,224
   Change in value of trading portfolio                       279   (30,860)   31,267
   Change in value of reinsurance derivatives
      (notes 2(n) and 16)                                    (204)   31,083    11,423
   Net investment income (note 5)                         564,385   565,775   546,864
   Net realized losses on investments (note 5)            (38,355)  (24,109)   (3,350)
   Other income                                            40,800    32,987    24,295
                                                        ---------   -------   -------
                                                          923,042   895,444   891,609
                                                        ---------   -------   -------
Benefits and expenses:
   Benefits and claims                                    525,465   515,268   475,250
   Provision for policyholders' dividends on
      participating policies                               31,709    31,003    31,331
   Amortization of deferred policy acquisition costs,
      excluding impact of realized losses                  90,668    76,032    64,050
   Amortization of deferred policy acquisition costs
      due to realized losses                               (3,544)   (2,480)   (2,663)
   Other operating costs and expenses (note 12)           110,313   102,518    99,076
                                                        ---------   -------   -------
                                                          754,611   722,341   667,044
                                                        ---------   -------   -------
         Income before income taxes and
            cumulative effect of change in accounting
            principle                                     168,431   173,103   224,565
                                                        ---------   -------   -------
Income taxes (note 9):
   Current expense                                         24,087    51,560    42,932
   Deferred expense                                        26,550     7,847    31,010
                                                        ---------   -------   -------
                                                           50,637    59,407    73,942
                                                        ---------   -------   -------
         Income before cumulative effect of change
            in accounting principle                       117,794   113,696   150,623
Cumulative effect of change in accounting
   principle, net of tax (notes 2(n) and 9)                    --       498   (27,797)
                                                        ---------   -------   -------
         Net income                                     $ 117,794   114,194   122,826
                                                        =========   =======   =======

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                         ACCUMULATED
                                                 CLASS A   ADDITIONAL       OTHER                       TOTAL
                                                 COMMON     PAID-IN     COMPREHENSIVE    RETAINED   STOCKHOLDER'S
                                                  STOCK      CAPITAL        INCOME       EARNINGS       EQUITY
                                                --------   ----------   -------------   ---------   -------------
2003:
   Balance, beginning of year                    $10,000      53,976        50,838        779,209       894,023
   Capital contribution from parent (note 13)         --      96,000            --             --        96,000
   Dividends to stockholder (note 13)                 --          --            --         (8,000)       (8,000)

   Comprehensive income:
      Net income                                      --          --       122,826        122,826
      Other comprehensive income (note 4)             --          --        24,776             --        24,776
                                                                                                      ---------
         Total comprehensive income                                                                     147,602
                                                 -------     -------       -------      ---------     ---------
   Balance, end of year                          $10,000     149,976        75,614        894,035     1,129,625
                                                 =======     =======       =======      =========     =========
2004:
   Balance, beginning of year                    $10,000     149,976        75,614        894,035     1,129,625
   Capital contribution from parent (note 13)         --      12,963            --             --        12,963
   Dividends to stockholder (note 13)                 --          --            --        (30,000)      (30,000)

   Comprehensive income:
      Net income                                      --          --            --        114,194       114,194
      Other comprehensive income (note 4)             --          --        77,885             --        77,885
                                                                                                      ---------
         Total comprehensive income                                                                     192,079
                                                 -------     -------       -------      ---------     ---------
   Balance, end of year                          $10,000     162,939       153,499        978,229     1,304,667
                                                 =======     =======       =======      =========     =========
2005:
   Balance, beginning of year                    $10,000     162,939       153,499        978,229     1,304,667
   Dividends to stockholder (note 13)                 --          --            --        (28,000)      (28,000)

   Comprehensive income:
      Net income                                      --          --            --        117,794       117,794
      Other comprehensive loss (note 4)               --          --       (49,637)            --       (49,637)
                                                                                                      ---------
         Total comprehensive income                                                                      68,157
                                                 -------     -------       -------      ---------     ---------
   Balance, end of year                          $10,000     162,939       103,862      1,068,023     1,344,824
                                                 =======     =======       =======      =========     =========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2005, 2004, and 2003

                             (Dollars in thousands)

                                                                       2005         2004         2003
                                                                   -----------   ----------   ----------
Cash flows from operating activities:
   Net income                                                      $   117,794      114,194      122,826
   Adjustments to reconcile net income to net cash provided by operating activities:
         Proceeds from sale of fixed maturities trading                  1,191      629,870           --
         Proceeds from sale of equity securities trading                 5,969           --           --
         Cost of fixed maturities trading acquired                      (1,375)     (17,599)          --
         Cost of equity securities trading acquired                         (2)          --           --
         Interest credited to policyholder account values              299,990      313,721      343,286
         Universal life and investment-type product policy fees        (83,796)     (75,841)     (70,363)
         Capitalization of deferred policy acquisition costs          (162,034)    (147,012)    (178,011)
         Amortization of deferred policy acquisition costs              87,124       73,552       61,387
         Amortization and depreciation                                   1,433        7,670          205
         Realized losses on invested assets, net                        38,355       24,109        3,350
         Change in value of trading securities                            (279)      30,860      (31,267)
         Deferred federal income tax expense                            26,550        7,847       31,010
         Cumulative effect of change in accounting principle                --         (498)      27,797
         Change in value of reinsurance derivatives                        204      (31,083)     (11,423)
         Decrease (increase) in accrued investment income                2,831       11,503      (13,676)
         Increase in other assets                                      (20,838)     (75,110)     (10,521)
         Net increase (decrease) in Separate Accounts                       --       10,928         (215)
         Increase (decrease) in policyholder liabilities                84,395      129,931      (68,484)
         Increase (decrease) in policyholders' dividend
            accumulations and other funds                               21,285       (2,715)         652
         (Decrease) increase in current income tax payable             (21,626)      11,161       10,210
         Increase (decrease) in other liabilities                       16,612     (355,347)     (48,740)
         Other, net                                                        657       (3,231)      12,821
                                                                   -----------   ----------   ----------
            Net cash provided by operating activities                  414,440      656,910      180,844
                                                                   -----------   ----------   ----------
Cash flows from investing activities:
   Proceeds from maturity of fixed maturities available-for-sale        49,854       56,508       31,595
   Proceeds from sale of fixed maturities available-for-sale           759,844      920,058    1,056,320
   Proceeds from sale of equity securities                               5,559           15        1,026
   Proceeds from maturity of fixed maturities held-to-maturity         146,607      113,867      155,611
   Proceeds from the sale of held-to-maturity securities                    --        9,936           --
   Proceeds from repayment of mortgage loans on real estate            136,099      161,044      131,600
   Proceeds from sale of real estate                                     2,690          543       38,280
   Cost of fixed maturities available-for-sale acquired               (868,905)  (1,316,910)  (2,429,285)
   Cost of equity securities acquired                                  (10,283)     (14,755)          (5)
   Cost of fixed maturities held-to-maturity acquired                  (37,402)     (93,827)    (116,153)
   Cost of mortgage loans on real estate acquired                     (199,559)    (152,107)    (230,603)
   Cost of real estate acquired                                           (155)        (252)        (121)
   Change in policy loans, net                                          (5,634)      (5,344)      (5,006)
   Change in other invested assets, net                                  2,626       37,831       11,092
                                                                   -----------   ----------   ----------
            Net cash used in investing activities                      (18,659)    (283,393)  (1,355,649)
                                                                   -----------   ----------   ----------
Cash flows from financing activities:
   Universal life and investment product account deposits            1,571,730    1,549,369    2,355,436
   Universal life and investment product account withdrawals        (1,915,582)  (1,894,145)  (1,279,768)
   Capital contribution from parent                                         --           --       96,000
   Dividends paid to parent                                            (28,000)     (30,000)      (8,000)
   Debt repayment                                                           --      (35,000)          --
                                                                   -----------   ----------   ----------
            Net cash (used in) provided by financing activities       (371,852)    (409,776)   1,163,668
                                                                   -----------   ----------   ----------
            Net increase (decrease) in cash and cash equivalents        23,929      (36,259)     (11,137)
Cash and cash equivalents, beginning of year                            52,562       88,821       99,958
                                                                   -----------   ----------   ----------
Cash and cash equivalents, end of year                             $    76,491       52,562       88,821
                                                                   ===========   ==========   ==========
Supplemental disclosures:
   Income taxes paid                                               $    32,720       40,947       39,500
   Interest paid on notes payable                                        8,000        9,683       11,106

See accompanying notes to consolidated financial statements

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(1)  ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

     The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC also owns 51% of SMON Holdings, Inc. (SMON). SMON is a holding company formed in New York during 2002 by Ohio National Financial Services, Inc. (ONFS) and Security Mutual Life Insurance Company of New York (SML) to acquire National Security Life and Annuity Company (NSLAC), formerly known as First ING Life Insurance Company of New York. During 2004, ONFS contributed its ownership share in SMON to ONLIC. Also during 2004, ONLIC began including the activity of SMON in its consolidated results. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

     On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note 2(m)), ONLIC became a stock company 100% owned by ONFS. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

     ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

     NSLAC is licensed in 18 states and the District of Columbia and markets a portfolio of variable life insurance and variable annuity products through its general agency system.

     The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

          LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.


                                        6                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company attempts to minimize this risk by adhering to a conservative investment strategy that includes adequate diversification of the investment portfolio, by maintaining reinsurance and credit and collection policies and by closely monitoring the credit worthiness of investees and reinsurers and taking prompt actions as necessary.

          INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company attempts to mitigate this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

          CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. As a result of significant fixed annuity sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 27% of total fixed annuity deposits in 2005 and approximately 41% of total fixed annuity deposits in 2004. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is attempted to be mitigated by the use of reinsurance. Each reinsurance contract covers up to 1 1/2 years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

          Based on policyholder account balances, the Company's largest distributor accounted for approximately 55% and 58% of total fixed annuity reserves as of December 31, 2005 and 2004, respectively. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

          Second, in order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company has entered into various coinsurance arrangements. The Company has limited its relationships under this type of arrangement to only a few, select reinsurers. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.


                                        7                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          EQUITY MARKET RISK is the risk of loss due to declines in the equity markets that the Company participates in. The Company's primary equity risk relates to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims.

          As of December 31, 2005, direct GMDB reserves were $7.1 million, ceded GMDB reserves were $4.2 million and net GMDB reserves were $2.9 million. As of December 31, 2004, direct GMDB reserves were $6.0 million, ceded GMDB reserves were $4.0 million and net GMDB reserves were $2.0 million.

          The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2005 was $98 million, of which $76 million was reinsured, with a net amount at risk of $22 million. The total amount at risk under GMDB features as of December 31, 2004 was $102 million, of which $94 million was reinsured, with a net amount at risk of $8 million. All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. The weighted averaged attained age of GMDB contract holders was 64 and 63 as of December 31, 2005 and 2004, respectively.

          A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

          REINSURANCE RISK is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,354,499 and $1,227,363 as of December 31, 2005 and 2004, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.


                                        8                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

     (A)  VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES, AND INVESTMENT
          INCOME

          Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities related to the Company's funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. During 2004, ONLIC's funds withheld reinsurance agreement was converted to coinsurance and the related fixed maturity securities were returned to the reinsurer. The remaining reinsurance portfolio at December 31, 2004 was attributable to NSLAC. Beginning in 2004, pursuant to the Company's adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), the mutual fund shares that comprised Separate Account seed money were classified as general account trading securities and stated at fair value, with the unrealized gains and losses included in the accompanying consolidated statements of income. Prior to 2004, seed money was reported as a component of Separate Account assets. Fixed maturity securities not classified as held-to-maturity or trading and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the existing effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "internal pricing matrix" is most often used. The internal pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain


                                        9                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          mortgage-backed and asset-backed securities, qualified company representatives determine the fair value using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 82.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 17.5% from the Company's pricing matrices and .5% from other sources.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.

          Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(m)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in realized gains and losses on investments.

          Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment (OTI) is recognized and the purchased beneficial interest is written down to fair value. OTI losses result in a permanent reduction of the cost basis of the underlying


                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          investment. OTI losses on mortgage backed securities result in the effective yield on an impaired security being revised to current prevailing rates and estimated cash flows.

          Dividends are recorded on the ex-dividend date and interest is accrued as earned.

     (B)  REVENUES AND BENEFITS

          Traditional Life Insurance Products - Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

          Investment Products and Universal Life Insurance Products - Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to charges assessed on investment contracts and universal life contracts are determined based upon the nature of such charges. All charges are assessed on a daily, monthly or annual basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

          Accident and Health Insurance Products - Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

     (C)  DEFERRED POLICY ACQUISITION COSTS (DAC) AND CAPITALIZED SALES
          INDUCEMENTS

          The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been capitalized. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims,


                                       11                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

          The Company's long-term assumption for net separate account performance is 8.54%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate accounts resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.72% or in excess of 16.65% during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

          The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Pursuant to SOP 03-1, these sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs.

     (D)  SEPARATE ACCOUNTS

          Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Prior to 2004, the consolidated balance sheets reported shares of Separate Account seed money as a component of Separate Account assets. During 2004, as a result of the Company's adoption of SOP 03-1, Separate Account seed money was reclassified as a general account trading security (see note 2(a)).


                                       12                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          The variable annuities that comprise the Separate Account generally provide an incidental death benefit of the greater of account value or minimum guaranteed death benefit. In 1998 the Company began offering policies with a minimum guaranteed death benefit that is adjusted every three or six years to the current account value adjusted for withdrawals on a pro rata basis. Also during 1998, the Company introduced a minimum guaranteed death benefit equal to premiums paid less withdrawals. Riders were available that provide for a one year adjustment to the current account value, and a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount, adjusted for any withdrawals prior to death.

          In 1999 the Company began selling a policy with a minimum guaranteed death benefit that is adjusted every eight years to the current account value adjusted for withdrawals on a pro-rata basis.

          In 2001, the Company began selling enhanced benefits riders. These provide for an additional death benefit up to 40% of the excess of (a) the account value before any additional death benefits or other riders over (b) the contract basis. At no time will the additional death benefit exceed $1 million.

          In 2004 the Company introduced a new rider to replace one of the 1998 GMDB riders. The 2004 rider provides for a guaranteed minimum death benefit increased at 6% per year (until age 80) with a cap at twice the purchase amount (identical to the 1998 version). However, only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis.

          In 2005 two additional GMDB riders were introduced. The first provides a guaranteed minimum death benefit increased at 6% per year (until age
          85) with no cap, adjusted for any withdrawals prior to death. The second provides a guaranteed minimum death benefit increased at 6% per year (until age 85) with no cap, adjusted for any withdrawals (dollar for dollar on the first 6%, pro rata on the remainder) prior to death.

          The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

          In 2002 the Company began selling a guaranteed minimum income benefit
          (GMIB) rider. This rider, which is issued through age 80, provides for a guaranteed minimum fixed income in the form of a monthly annuity. The monthly income is determined by applying a guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) the premiums increased at 6% per year (4% for rider issue ages 76-80) until age 85, with adjustment for withdrawals or (b) the highest contract anniversary value prior to age 85. The amount for the latter during a period between contract anniversaries is determined by increasing the previous anniversary value by additional premiums and adjusting it, on a pro rata basis, for withdrawals. In 2004 the Company introduced a new rider to replace the 2002 GMIB rider. This rider is identical to the original version


                                       13                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          except that only the first 6% of withdrawals are adjusted on a dollar for dollar basis with further withdrawals adjusted on a pro-rata basis. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

          In 2003, the Company began selling a guaranteed minimum account benefit (GMAB) rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

          In 2004 the Company began selling two versions of a guaranteed minimum withdrawal benefit (GMWB) riders that guarantee, in the case of one version, 7% and in the alternate version 8%, withdrawals of the premium per year for 10 years and at the tenth anniversary, the account value will not be less than the remaining premium. A GMWB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

     (E)  FUTURE POLICY BENEFITS

          Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

          Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

     (F)  PARTICIPATING BUSINESS

          Participating business represents approximately 8%, 9%, and 8% of the Company's ordinary life insurance in force as of December 31, 2005, 2004, and 2003, respectively. The provision for policyholders' dividends is based on current dividend scales.


                                       14                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (G)  REINSURANCE CEDED

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (H)  INCOME TAXES

          Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

          The Company and its subsidiaries, excluding SMON and NSLAC, are included as part of the consolidated Federal income tax return of its common parent, Ohio National Mutual Holdings, Inc. (ONMH). ONMH cannot include the subsidiaries SMON and NSLAC since ownership requirements of 80% have not been met to file a consolidated return. SMON and NSLAC each file separately their own Federal income tax returns.

     (I)  CASH EQUIVALENTS

          For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

     (J)  USE OF ESTIMATES

          In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

          The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, income taxes, valuation allowances for mortgage loans on real estate, and impairment losses on investments. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

     (K)  GOODWILL

          As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2004, the Company included the NSLAC related goodwill and other intangible assets as a component of other assets in the consolidated balance sheet (see note 8).


                                       15                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          In accordance with GAAP, goodwill is not amortized, but rather evaluated periodically, at the reporting unit level, for impairment. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carry amount. The Company conducts annual goodwill impairment testing in the fourth quarter.

     (L)  INVESTMENT MANAGEMENT FEES

          Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are recognized in income as earned.

     (M)  CLOSED BLOCK

          The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

          The financial information of the Closed Block is consolidated with all other operating activities, and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                       16                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          Summarized financial information of the Closed Block as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005 follows:

                                                             2005       2004
                                                           --------   -------
Closed Block assets:
   Fixed maturity securities available for sale, at fair
      value (amortized cost of $341,993 and $351,808,
      as of December 31, 2005 and 2004, respectively)      $358,287   374,349
   Fixed maturity securities held to maturity, at
      amortized cost                                         37,874    45,191
   Mortgage loans on real estate, net                       109,773    97,292
   Policy loans                                             118,544   122,264
   Short-term investments                                    22,175    16,271
   Accrued investment income                                  5,248     5,600
   Deferred policy acquisition costs                         78,286    79,796
   Reinsurance recoverable                                    1,649     1,729
   Other assets                                               2,293     2,050
                                                           --------   -------
                                                           $734,129   744,542
                                                           ========   =======
Closed Block liabilities:
   Future policy benefits and claims                       $749,263   750,940
   Policyholders' dividend accumulations                     21,720    26,926
   Other policyowner funds                                    5,374     5,611
   Deferred tax liability                                     5,703     7,889
                                                           --------   -------
                                                           $782,060   791,366
                                                           ========   =======


                                       17                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                2005       2004      2003
                                              --------   -------   -------
Closed Block revenues and expenses:
   Traditional life insurance
      premiums                                $ 50,304    54,588    58,324
   Net investment income                        46,850    48,467    51,389
   Net realized losses on investments           (2,781)   (2,094)      (32)
   Benefits and claims                         (57,476)  (61,186)  (64,730)
   Provision for policyholders'
      dividends on participating
      policies                                 (21,196)  (23,297)  (24,833)
   Amortization of deferred policy
      acquisition costs                         (4,049)   (4,144)   (4,041)
   Other operating costs and expenses           (3,688)   (3,701)   (3,936)
                                              --------   -------   -------
         Income before federal income taxes   $  7,964     8,633    12,141
                                              ========   =======   =======

     (N)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

          On February 16, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity's fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company is currently evaluating the potential effects of SFAS 155 on the Company's financial position and results of operations.


                                       18                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity's fiscal year. The Company plans to adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company's financial position and/or results of operations once adopted.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period - specific effects or the cumulative effect of the change. When it is impracticable to determine the period - specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company's financial position or results of operations upon adoption.

     In December 2003, the FASB issued SFAS No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88, and 106


                                       19                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change any measurement or recognition of those plans from current guidance. In addition to previously existing disclosures, SFAS 132R requires disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined benefit plans. The Company adopted SFAS 132R effective December 31, 2003 except for certain disclosures regarding estimated benefit payments. These disclosures were adopted in 2004 as permitted by SFAS 132R.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In January 2004, the FASB issued Staff Position (FSP) SFAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-1) and in May 2004, the FASB issued FSP SFAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP SFAS 106-2), which superceded FSP SFAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company has determined that its plans' prescription drug benefits are not actuarially equivalent to the Medicare Part D benefit. Therefore, neither the accumulated postretirement benefit obligation nor the net periodic postretirement benefit cost include any amounts reflecting the Medicare Act's federal subsidiary component.

     Emerging Issues Task Force (EITF) Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1) was issued on October 23, 2003. On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF Issue 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations.

     At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, re-titled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10 - 18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment


                                       20                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidelines in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company's existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company's financial position or results of operations.

     In July 2003, the AICPA issued SOP 03-1. SOP 03-1 addresses a number of topics, the most significant of which is the appropriate accounting for policies with GMDB. SOP 03-1 requires companies to determine whether the presence of a GMDB causes a contract to be an insurance contract rather than an investment contract. For insurance contracts, companies are required to establish a reserve to recognize a portion of current period revenues that are compensation for future insurance benefits. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, sales inducements, annuitization options and indexed returns on separate accounts. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company's seed money interest in separate accounts was reclassified from a separate account asset to a trading security general account asset. The amount of unrealized gain related to the seed money interest at the date of the reclassification was $498, net of a federal tax expense of $268. This gain was reported as a cumulative effect of change in accounting principle on the consolidated statement of income. There was no material impact on policyholder liabilities as a result of the adoption of SOP 03-1.

     In June 2004, the FASB issued a FSP of SFAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP SFAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP SFAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP SFAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP SFAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified


                                       21                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the Company's results of operations or financial position.

     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In April 2003, the FASB issued Derivatives Implementation Group (DIG) Issue B36, Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
     B36), which addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company.

     For valuation purposes, the Company defines the derivative in each contract as a swap of a variable rate loan for a total return on a pool of assets. As such, the value of the derivative is defined as the difference between the change in value of the "base" loan and the change in the value of the reinsurer's share of the assets in the asset pool. By defining the base loan as a variable rate loan, changes in the value of the base loan are effectively eliminated. That is, we are able to assume that rates on the theoretical variable rate loan could be reset often enough so that the present value of the loan at any time is equal to the loan's carrying value. With the change in the value of the loan set at zero, the value of the derivative becomes the change in the value of the reinsurer's share of the pool of assets. The determination of this value is the fair value of the assets in the pool less the book value of those assets. For marketable securities that are in the asset pool, fair value will be based upon


                                       22                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     market quoted prices where available. In the event that market prices are unavailable, alternative valuation methods will be determined by investment personnel of ONFS. Any alternative valuation techniques employed will be consistent with those used by ONFS for its portfolio valuation purposes. Any mortgage loans subject to valuation will have its fair value determined based on the present value of cash flows method. This is consistent with methods currently used by ONFS for disclosures pursuant to SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107).

     The adoption of DIG B36 resulted in the Company recognizing a cumulative effect adjustment as of September 30, 2003, which reduced net income by $27,797, net of a federal tax benefit of $14,968. The changes in value of the embedded reinsurance derivative are a component of continuing operations from October 1, 2003 and forward. During 2004, the reinsurance agreement related to ONLIC's embedded reinsurance derivative was converted to a coinsurance agreement. Therefore, at December 31, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. For additional information about the impact of DIG B36, see note 16.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - An Interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB
     51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain "variable interest entities"
     (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine if the company is the "primary beneficiary" of a VIE. The primary beneficiary is the company that absorbs a majority of the VIE's expected losses, residual returns, or both. The primary beneficiary is required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The adoption of FIN 46 did not have any impact on the results of operations or financial position of the Company.

(O)  RECLASSIFICATIONS

     Certain amounts in the 2004 and 2003 consolidated financial statements have been reclassified to conform to the 2005 presentation.


                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(3)  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC and NSLAC, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC, ONLAC and NSLAC have no material permitted statutory accounting practices.

     The combined statutory basis net income of ONLIC and ONLAC, after intercompany eliminations, was $68,685, $75,190, and $67,647 for the years ended December 31, 2005, 2004, and 2003, respectively. The combined statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $749,816 and $686,365, as of December 31, 2005 and 2004, respectively. The statutory basis net loss of NSLAC was $(352), $(463) and $(742) for the years ended December 31, 2005, 2004, and 2003, respectively. The statutory basis capital and surplus of NSLAC was $20,735 and $21,159 as of December 31, 2005 and 2004, respectively. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in bonds available-for-sale are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC's funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) reserves are reported gross of ceded reinsurance balances; (8) changes in deferred taxes are recognized in operations; (9) the costs of providing defined pension benefits include nonvested participants; (10) the costs of providing postretirement benefits include nonvested participants; (11) there is a presentation of other comprehensive income and comprehensive income; (12) consolidation is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity's expected losses or expected residual returns, or both; (13) the statements of cash flows are not presented in the manner prescribed by the NAIC; and (14) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.


                                       24                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(4)  COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholders' equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31, 2005, 2004, and 2003 were as follows:

                                                 2005       2004       2003
                                               --------   --------   --------
Foreign currency translation adjustment        $    357   $  1,426   $     --
Pension liability adjustment, net of tax           (240)       992       (981)
Unrealized gains (losses) on securities
   available-for-sale arising during the
   period:
      Net of adjustment to deferred policy
         acquisition costs and future policy
         benefits and claims                    (74,064)   101,426     56,400
      Related income tax (expense) benefit       25,854    (35,385)   (20,437)
                                               --------   --------   --------
                                                (48,093)    68,459     34,982
                                               --------   --------   --------
Less:
   Reclassification adjustment for:
      Net (losses) gains on securities
         available-for-sale realized during
         the period:
            Gross                                 2,376    (14,501)   (25,557)
            Related income tax (expense)
               benefit                             (832)     5,075      8,945
      Securities transferred from available-
         for-sale to trading:
            Gross                                    --         --     41,258
            Related income tax (expense)
               benefit                               --         --    (14,440)
                                               --------   --------   --------
                                                  1,544     (9,426)    10,206
                                               --------   --------   --------
               Total other comprehensive
               (loss) income                   $(49,637)  $ 77,885   $ 24,776
                                               ========   ========   ========


                                       25                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(5)  INVESTMENTS

     Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                               INVESTMENT INCOME
                                         -----------------------------
                                            2005       2004      2003
                                         ---------   -------   -------
Gross investment income
   Securities available-for-sale:
      Fixed maturities                    $390,936   418,084   428,696
      Equity securities                        206      (126)       44
   Fixed maturity trading securities           269    24,332     9,149
   Fixed maturities held-to-maturity        74,980    50,640    60,034
   Mortgage loans on real estate            95,042    98,956    94,702
   Real estate                                 844       914     5,703
   Policy loans                             11,945    12,091    13,447
   Other long-term investments               2,028     3,377     2,561
   Short-term                                2,429       507       388
                                          --------   -------   -------
         Total gross investment income     578,679   608,775   614,724
Investment income due to reinsurers             --   (25,907)  (46,706)
Interest expense                            (8,000)   (9,683)  (11,106)
Other investment expenses                   (6,294)   (7,410)  (10,048)
                                          --------   -------   -------
         Net investment income            $564,385   565,775   546,864
                                          ========   =======   =======


                                       26                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                               REALIZED GAINS (LOSSES) ON
                                                       INVESTMENTS
                                              ----------------------------
                                                2005       2004      2003
                                              --------   -------   -------
Securities available-for-sale:
   Fixed maturities                           $(38,395)  (20,171)    5,392
   Equity securities                               182      (217)      702
Fixed maturities held-to-maturity                  406    (1,494)  (18,564)
Mortgage loans on real estate                     (258)   (2,841)     (420)
Real estate                                       (290)      (75)    8,104
                                              --------   -------   -------
      Total realized losses on
         investments                           (38,355)  (24,798)   (4,786)
Realized losses recoverable from reinsurers         --       727     1,436
Change in valuation allowances for
   mortgage loans on real estate                    --       (38)       --
                                              --------   -------   -------
      Net realized losses on investments      $(38,355)  (24,109)   (3,350)
                                              ========   =======   =======

          Realized losses on investments, as shown in the table above, include write-downs for OTI of $41,472, $31,240, and $37,247 for the years ended December 31, 2005, 2004, and 2003, respectively. As of December 31, 2005, fixed maturity securities with a carrying value of $82,400, which had a cumulative write-down of $84,381 due to OTI, remained in the Company's investment portfolio.

          As part of the Company's adoption of DIG B36 in 2003, certain fixed maturity securities were transferred from the available-for-sale category to trading. The gain realized from this transfer was $41,258. During 2004, ONLIC transferred $663 million of securities to a reinsurer as part of the conversion from funds withheld reinsurance to coinsurance (see note 2(n)). All gains and losses associated with this transfer were offset by corresponding changes in the DIG B36 reinsurance derivative.


                                       27                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

Amortized cost and estimated fair value of fixed maturities available-for-sale, trading and held-to-maturity and equities available-for-sale were as follows:

                                                         DECEMBER 31, 2005
                                         -------------------------------------------------
                                                         GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                            COST         GAINS       LOSSES     FAIR VALUE
                                         ----------   ----------   ----------   ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of
         U.S. government                 $  197,242       9,750       (2,138)      204,854
      Federal agency issued securities      232,785          85       (4,327)      228,543
      Obligations of states and
         political subdivisions              82,818      10,871          (42)       93,647
      Debt securities issued by
         foreign governments                 58,300         676       (1,759)       57,217
      Corporate securities                4,119,172     270,679      (77,180)    4,312,671
      Mortgage-backed securities          1,676,902      39,914      (28,317)    1,688,499
                                         ----------     -------     --------     ---------
         Total fixed maturities          $6,367,219     331,975     (113,763)    6,585,431
                                         ==========     =======     ========     =========
   Equity securities                     $   20,246       2,177         (210)       22,213
                                         ==========     =======     ========     =========
Trading securities:
   Fixed maturity corporate securities   $    6,901          49         (253)        6,697
                                         ==========     =======     ========     =========
   Equity securities seed money
      mutual fund shares                 $    1,354          75           --         1,429
                                         ==========     =======     ========     =========
Fixed maturity securities
   held-to-maturity:
      Obligations of states and
         political subdivisions          $    2,310         424           --         2,734
      Debt securities issued by
         foreign governments                  1,000          --           --         1,000
      Corporate securities                  497,124      32,026       (2,163)      526,987
      Mortgage-backed securities             11,285       1,622           --        12,907
                                         ----------     -------     --------     ---------
         Total fixed maturities          $  511,719      34,072       (2,163)      543,628
                                         ==========     =======     ========     =========


                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                          DECEMBER 31, 2004
                                          -------------------------------------------------
                                                         GROSS        GROSS
                                           AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
                                             COST         GAINS       LOSSES     FAIR VALUE
                                          ----------   ----------   ----------   ----------
Securities available-for-sale:
   Fixed maturities:
      U.S. Treasury securities and
         obligations of U.S. government   $  427,258       8,517       (8,609)      427,166
      Federal agency issued securities       170,640          37       (2,063)      168,614
      Obligations of states and
         political subdivisions               59,190       3,742         (239)       62,693
      Debt securities issued by
         foreign governments                  73,970       3,496          (29)       77,437
      Corporate securities                 3,769,162     344,357      (39,504)    4,074,015
      Mortgage-backed securities           1,850,747     129,328      (71,385)    1,908,690
                                          ----------     -------     --------     ---------
         Total fixed maturities           $6,350,967     489,477     (121,829)    6,718,615
                                          ==========     =======     ========     =========
   Equity securities                      $   15,214       1,120          (90)       16,244
                                          ==========     =======     ========     =========
Trading securities:
   Fixed maturity corporate securities    $    6,356         104          (96)        6,364
                                          ==========     =======     ========     =========
   Equity securities seed money
      mutual fund shares                  $    6,976         345           --         7,321
                                          ==========     =======     ========     =========
Fixed maturity securities
   held-to-maturity:
      Obligations of states and
         political subdivisions           $    2,355         451           --         2,806
      Debt securities issued by
         foreign governments                   1,000          --           --         1,000
      Corporate securities                   598,515      56,514         (927)      654,102
      Mortgage-backed securities              16,758       2,647           --        19,405
                                          ----------     -------     --------     ---------
         Total fixed maturities           $  618,628      59,612         (927)      677,313
                                          ==========     =======     ========     =========


                                       29                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                       2005       2004
                                                     --------   -------
Gross unrealized gains                               $220,178   368,678
Less:
   Unrealized gains related to Closed Block            16,294    22,546
   Unrealized gain due to reinsurers (note 16)             --        --
   Adjustment to future policy benefits and claims      2,965     1,498
   Adjustment to deferred policy acquisition costs     48,817   116,939
   Deferred federal income tax                         54,009    79,577
                                                     --------   -------
                                                     $ 98,093   148,118
                                                     ========   =======

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale is as follows for the years ended December 31:

                                    2005       2004     2003
                                 ---------   -------   ------
Securities available-for-sale:
   Fixed maturities              $(149,437)  145,839   30,565
   Equity securities                   937       594      114

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2005.

                                  AVAILABLE-FOR-SALE       TRADING SECURITIES        HELD-TO-MATURITY
                               -----------------------   ----------------------   ----------------------
                                AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                  COST      FAIR VALUE      COST     FAIR VALUE      COST     FAIR VALUE
                               ----------   ----------   ---------   ----------   ---------   ----------
Due in one year or less        $   97,625       84,951       250          250        8,788        8,876
Due after one year through
   five years                     776,205      798,253     4,891        4,692      156,162      163,395
Due after five years through
   ten years                    2,349,271    2,389,650     1,634        1,651      228,733      239,058
Due after ten years             3,144,118    3,312,577       126          104      118,036      132,299
                               ----------    ---------     -----        -----      -------      -------
                               $6,367,219    6,585,431     6,901        6,697      511,719      543,628
                               ==========    =========     =====        =====      =======      =======


                                       30                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     The Company reviews investments for OTI based on a number of factors. Each security subject to review is analyzed by investment personnel to determine the nature of the price decline. For fixed income securities, declines in value related to interest rate changes are deemed to be temporary provided the Company determines that there is the ability and intent to hold those securities until maturity or until price recovery. Declines related to credit quality issues are looked at to determine whether or not the issues involved are of a long-term nature or simply short term. Examples of short-term phenomena that can have adverse impacts on bond prices include trading imbalances due to speculation activity or low overall trading volume. As with interest rate declines, the Company analyzes temporary impairments due to these short-term issues and determines whether or not there is both the ability and intent to hold the security in question until maturity or until price recovery.

     Based upon analysis as described above, the Company believes that no securities reflected in the table below as of December 31, 2005 were other-than-temporarily impaired and, therefore, no write-downs were deemed necessary.

                                       LESS THAN 12 MONTHS      12 MONTHS OR LONGER            TOTAL
                                     -----------------------   --------------------   -----------------------
                                                  UNREALIZED     FAIR    UNREALIZED                UNREALIZED
                                     FAIR VALUE     LOSSES      VALUE      LOSSES     FAIR VALUE     LOSSES
                                     ----------   ----------   -------   ----------   ----------   ----------
U.S. Treasury securities and
   obligations of U.S. government    $  138,495     (2,138)         --         --        138,495      (2,138)
Federal agency issued securities        165,211     (3,206)     27,279     (1,121)       192,490      (4,327)
Obligations of states and
   political subdivisions                 8,709        (42)         --         --          8,709         (42)
Debt securities issued by
   foreign governments                   45,108     (1,636)      3,444       (123)        48,552      (1,759)
Corporate securities                  1,239,323    (42,639)    399,098    (36,957)     1,638,421     (79,596)
Mortgage-backed securities              408,456    (10,453)    182,706    (17,864)       591,162     (28,317)
                                     ----------    -------     -------    -------      ---------    --------
   Total fixed maturity securities    2,005,302    (60,114)    612,527    (56,065)     2,617,829    (116,179)
Equity securities                         2,358       (125)         69        (85)         2,427        (210)
                                     ----------    -------     -------    -------      ---------    --------
   Total impaired securities         $2,007,660    (60,239)    612,596    (56,150)     2,620,256    (116,389)
                                     ==========    =======     =======    =======      =========    ========

     Proceeds from the sale of securities available-for-sale (excluding calls) during 2005, 2004, and 2003 were $553,306, $684,925, and $909,767, respectively. Gross gains of $9,381 ($11,324 in 2004 and $32,633 in 2003) and gross losses of $8,607 (36,880 in 2004 and $9,834 in 2003) were realized on those sales.

     The Company may sell securities held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer's creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. In 2004, the Company sold certain held-to-maturities as a result of issuer financial fraud, substantial expected earnings decline by an issuer, and change in investor status from a bondholder to an equity investor through an issuer bankruptcy distribution.


                                       31                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     Proceeds from the sale of securities held-to-maturity during 2005, 2004 and 2003 were $0, $9,936 and $0, respectively. Gross gains of $0 ($429 in 2004 and $0 in 2003) and gross losses of $0 ($40 in 2004 and $0 in 2003) were realized on those sales.

     Investments with a fair value of $16,022 and $16,947 as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.

     Real estate is presented at cost less accumulated depreciation of $160 in 2005 ($193 in 2004), and corresponding valuation allowance of $0 and $0 in 2005 and 2004, respectively.

     The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There were no foreclosures of mortgage loans in 2005, and one foreclosure in 2004.

     The Company participates in an indemnified securities lending program administered by U.S. Bank in which certain securities are made available for lending. The borrower must deliver to U.S. Bank collateral having a market value at least equal to 102% of the market value of the securities loaned. The collateral received by U.S. Bank from the borrower to secure loans on behalf of the Company is in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be acceptable to U.S. Bank. The Company does not receive the collateral from the borrower. Since the Company does not receive collateral as part of its securities lending agreements, there are no adjustments for collateral recorded in the financial statements. Securities with a market value of $577,985 and $945,581 were on loan as of December 31, 2005 and 2004, respectively.

(6)  FUTURE POLICY BENEFITS AND CLAIMS

     The liability for future policy benefits for universal life policies and investment contracts (approximately 83% and 84% of the total liability for future policy benefits as of December 31, 2005 and 2004, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 4.5%, 4.7%, and 5.4% for the years ended December 31, 2005, 2004, and 2003, respectively.

     The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

    YEAR OF ISSUE      INTEREST RATE
--------------------   -------------
2005, 2004, and 2003        4.0%
2002 and prior          2.25 - 6.00%

     (A)  WITHDRAWALS

          Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.


                                       32                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (B)  MORTALITY AND MORBIDITY

          Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7)  NOTES PAYABLE

     On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. The remaining balance of the 1994 issue was paid off in 2004.

     Total interest expense was $8,000, $9,683, and $11,106 for the years ended December 31, 2005, 2004, and 2003, respectively. Included in total interest expense were amounts paid to ONFS in 2005, 2004, and 2003 of $3,750, $3,750, and $3,750, respectively. Total interest expense is included in investment expenses as a component of net investment income.

     The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(8)  GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with the acquisition of NSLAC by SMON in 2002, SMON identified intangible assets related to the insurance licenses acquired. These licenses are indefinite lived intangible assets as defined under SFAS No. 142, Goodwill and Other Intangible Assets.

     As a result of the consolidation of SMON into ONLIC's consolidated financial results during 2005 and 2004, the Company included the NSLAC related goodwill and other intangible assets in the amount of $1,068 for both periods, as a component of other assets in the consolidated balance sheet.

     The Company's only intangible asset is related to insurance licenses acquired with the purchase of NSLAC. The value of the intangible is primarily dependent upon the maintenance of the New York license. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

     The goodwill asset is also entirely attributable to the NSLAC purchase. NSLAC is not consolidated for tax purposes and currently pays no federal income taxes. However, if NSLAC becomes a taxpayer in the future, NLSAC would take a tax deduction for goodwill over a 15-year life. Goodwill is tested annually for impairment. Impairment testing consists of determining a fair value for NSLAC. When evaluating whether goodwill is impaired, the Company compares the fair value of NSLAC to NSLAC's carrying value, including goodwill. If the carrying amount of NSLAC exceeds its fair value, an impairment loss must be measured. Based upon impairment testing for the years ended December 31, 2005, 2004 and 2003, no impairment was deemed necessary.


                                       33                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(9)  INCOME TAX

     The provision for income taxes (benefit) is as follows:

                                                 2005     2004      2003
                                               -------   ------   -------
Current                                        $24,087   51,560    42,932
Deferred                                        26,550    7,847    31,010
                                               -------   ------   -------
Provision for income taxes before cumulative
   effect of change in accounting principle     50,637   59,407    73,942
Provision for cumulative effect of change in
   accounting principle                             --      268   (14,968)
                                               -------   ------   -------
Income tax expense                             $50,637   59,675    58,974
                                               =======   ======   =======

     A reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the consolidated financial statements for the years ended December 31, 2005, 2004, and 2003:

                                               2005     2004     2003
                                             -------   ------   -------
Pre-tax income times U.S. enacted tax rate   $58,951   60,586   78,598
Tax-preferred investment income               (6,626)  (1,146)  (1,267)
Resolution of tax matters                     (2,114)      --       --
Other, net                                       426      (33)  (3,389)
                                             -------   ------   ------
Income taxes                                 $50,637   59,407   73,942
                                             =======   ======   ======
Effective tax rate                              30.1%    34.3%    32.9%

     The U.S. Federal tax authorities completed their examination of the years ending December 31, 1999 through December 31, 2002. The resolution of tax matters is reported in the components of the rate reconciliation.


                                       34                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2005 and 2004 relate to the following:

                                                             2005        2004
                                                          ---------   ---------
Deferred tax assets:
   Pension and benefit obligations                        $  17,805   $  15,916
   Future policy benefits                                   639,441     580,098
   Mortgage loans on real estate                              2,224       2,558
   Net operating loss carryforwards                             404         367
   Other                                                      6,519      24,944
                                                          ---------   ---------
      Total gross deferred tax assets                       666,393     623,883
   Valuation allowance on deferred tax assets                   297         297
                                                          ---------   ---------
      Net deferred tax assets                               666,096     623,586
                                                          ---------   ---------
Deferred tax liabilities:
   Fixed maturity securities available-for-sale              76,380     129,131
   Deferred policy acquisition costs                        199,687     160,347
   Other fixed maturities, equity securities, and other
      long-term investments                                     688         361
   Fixed assets                                               4,034       5,264
   Reinsurance recoverable                                  492,949     445,063
   Other                                                     13,562       7,074
                                                          ---------   ---------
      Total gross deferred tax liabilities                  787,300     747,240
                                                          ---------   ---------
      Net deferred tax liability                          $(121,204)  $(123,654)
                                                          ---------   ---------

     In accessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowances at December 31, 2005.

     NSLAC has net operating loss carryforwards of $2,694 that can only be used to offset future taxable income of NSLAC. The Company believes it is unlikely the net operating losses will be fully utilized within the allowable carryforward period and established the valuation allowance using the lowest enacted


                                       35                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     tax rate of 15%. The change in the valuation allowance for period ending December 31, 2005 and December 31, 2004 was zero and $60, respectively.

     The Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), statutorily permitted the deferral from taxation a portion of income in a special tax account designated as the Policyholders' Surplus Account (PSA). DRA eliminated additions to the PSA and the pre-tax balance of the PSA was approximately $5,257 as of December 31, 2004 and 2003. In those years, the Company considered the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax was provided for such distributions in the financial statements.

     The American Jobs Creation Act of 2004 provided for the suspension of tax on distributions from the PSA made during the period January 1, 2005 through December 31, 2006. The Company evaluated the potential of such provisions. As the Company made distributions in excess of $5,257 during 2005, the PSA liability was eliminated tax free.

(10) DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS 107 requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, for this and other reasons, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures:

     - CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

     - INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally are determined from quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

     - SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract value in the Separate Account portfolios.

     - MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     - DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts


                                       36                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

          without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     - NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

     - POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

     The carrying amount and estimated fair value of financial instruments subject to SFAS 107 disclosure were as follows as of December 31:

                                                               2005
                                                     -----------------------
                                                      CARRYING     ESTIMATED
                                                       AMOUNT     FAIR VALUE
                                                     ----------   ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                            $6,585,431    6,585,431
         Equity securities                               22,213       22,213
      Fixed maturities held-to-maturity                 511,719      543,628
      Trading securities:
         Reinsurance portfolio                            6,697        6,697
         Seed money                                       1,429        1,429
      Mortgage loans on real estate                   1,264,158    1,323,338
      Policy loans                                      195,242      195,242
   Cash                                                  76,491       76,491
   Assets held in Separate Accounts                   3,702,369    3,702,369
Liabilities:
   Guaranteed investment contracts                   $  296,222      292,296
   Individual deferred annuity contracts              4,278,084    4,365,543
   Other annuity contracts                              674,140      691,434
   Policyholders' dividend accumulations and other
      policyholder funds                                 97,627       97,627
   Notes payable                                         99,550      125,969
   Liabilities related to Separate Accounts           3,702,369    3,702,369


                                       37                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                               2004
                                                     -----------------------
                                                      CARRYING     ESTIMATED
                                                       AMOUNT     FAIR VALUE
                                                     ----------   ----------
Assets:
   Investments:
      Securities available for-sale:
         Fixed maturities                            $6,718,615    6,718,615
         Equity securities                               16,244       16,244
      Fixed maturities held-to-maturity                 618,628      677,313
      Trading securities:
         Reinsurance portfolio                            6,364        6,364
         Seed money                                       7,321        7,321
      Mortgage loans on real estate                   1,200,919    1,290,152
      Policy loans                                      189,608      189,608
      Short-term investments                             10,703       10,703
   Cash                                                  41,859       41,859
   Assets held in Separate Accounts                   2,861,577    2,861,577

Liabilities:
   Guaranteed investment contracts                   $  311,462      312,283
   Individual deferred annuity contracts              4,500,101    4,516,760
   Other annuity contracts                              710,694      737,378
   Policyholders' dividend accumulations and other
      policyholder funds                                 97,028       97,028
   Notes payable                                         99,528      123,898
   Liabilities related to Separate Accounts           2,861,577    2,861,577

(11) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

     (A)  FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

          The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $72,376 and $43,563 as of December 31, 2005 and 2004, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.


                                       38                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (B)  SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

          Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 2005.

          At December 31, 2005, the states that exceeded 10% of the total loan portfolio were Ohio and Texas with carrying values of $143.4 million and $135.3 million, respectively.

          The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2005 and 2004:

                                                    2005         2004
                                                 ----------   ---------
Mortgage assets by type:
   Retail                                        $  354,475     366,214
   Office                                           427,252     382,456
   Apartment                                        140,918     160,103
   Industrial                                       205,570     164,245
   Other                                            142,300     134,001
                                                 ----------   ---------
                                                  1,270,515   1,207,019
   Less valuation allowances                          6,357       6,100
                                                 ----------   ---------
      Total mortgage loans on real estate, net   $1,264,158   1,200,919
                                                 ==========   =========

(12) PENSIONS AND OTHER POSTRETIREMENT BENEFITS

     (A)  HOME OFFICE PENSION PLANS

          The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. The plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

          The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits.

          The Company also has other deferred compensation and supplementary plans.

          The measurement date was December 31.


                                       39                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (B)  HOME OFFICE POST-RETIREMENT BENEFIT PLANS

          The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. The Plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

          The Plan includes participants who are employees of the Company. Participating Company employees are vice presidents and other executive officers of the Company and devote substantially all of their time to service for the Company.

          The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLI does not receive the associated federal Medicare subsidy.

          The measurement date was December 31.

     (C)  GENERAL AGENTS' PENSION PLAN

          The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. The Plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in the Plan.

          The measurement date was December 31.

     (D)  AGENTS' POST-RETIREMENT BENEFITS PLANS

          The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1996 who meet the retirement age and service requirements are eligible for these benefits. The health plan is contributory, with retirees contributing approximately 50% of premium for coverage. The retired participants pay for 100% of the group life plan cost.

          The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, ONLI does not receive the associated federal Medicare subsidy.

          The measurement date was December 31.


                                       40                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (E)  OBLIGATIONS AND FUNDED STATUS

          . Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31, 2005 and 2004 is as follows:

                                      PENSION BENEFITS      OTHER BENEFITS
                                     ------------------   -----------------
                                       2005       2004      2005      2004
                                     --------   -------   -------   -------
Change in benefit obligation:
   Projected benefit obligation at
      beginning of year              $ 63,785    59,783     8,538     8,939
   Service cost                         2,229     2,771        93       178
   Interest cost                        4,125     3,821       456       535
   Actuarial (gain)/loss                5,441       (67)   (1,099)     (756)
   Benefits paid*                      (5,799)   (2,523)     (345)     (358)
                                     --------   -------   -------   -------
   Projected Benefit Obligation
      at end of year                 $ 69,781    63,785     7,643     8,538
                                     ========   =======   =======   =======
Accumulated benefit obligation       $ 61,023    55,135        --        --
                                     ========   =======   =======   =======
Change in plan assets:
   Fair value of plan assets at
      beginning of year              $ 32,769    31,007        --        --
   Actual return on plan assets         3,562     3,937        --        --
   Employer Contribution                4,894        --        --        --
   Benefits and expenses paid          (3,553)   (2,175)       --        --
                                     --------   -------   -------   -------
   Fair Value of Plan Assets at
      end of year                    $ 37,672    32,769        --        --
                                     ========   =======   =======   =======
Funded status                        $(32,109)  (31,016)   (7,643)   (8,538)
Unrecognized net actuarial
   (gain)/loss                         17,657    14,452    (2,736)   (1,947)
Unrecognized prior service
   benefit                               (820)   (1,039)   (3,216)   (3,721)
                                     --------   -------   -------   -------
Net Amount Recognized                $(15,272)  (17,603)  (13,595)  (14,206)
                                     ========   =======   =======   =======

* Benefits paid include amounts paid from both funded and unfunded benefit plans.


                                       41                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                 PENSION BENEFITS      OTHER BENEFITS
                                ------------------   -----------------
                                  2005       2004      2005      2004
                                --------   -------   -------   -------
Amounts recognized in the
   statement of financial
   position consist of:
      Prepaid benefit costs     $  8,173     4,567        --        --
      Accrued benefit costs      (28,840)  (24,310)  (13,595)  (14,206)
      Intangible assets              532       597        --        --
      Accumulated other
         comprehensive income      4,863     1,543        --        --
                                --------   -------   -------   -------
      Net Amount Recognized     $(15,272)  (17,603)  (13,595)  (14,206)
                                ========   =======   =======   =======

                                                PENSION BENEFITS
                                           --------------------------
                                             2005      2004     2003
                                           --------   ------   ------
Components of net periodic benefit cost:
   Service cost                            $  2,229    2,771    2,337
   Interest costs                             4,125    3,821    3,720
   Expected return on plan assets            (2,582)  (2,551)  (2,124)
   Amortization of prior service cost          (220)    (220)    (220)
   Amortization of net loss                   1,256    1,247    1,626
                                           --------   ------   ------
   Net Periodic Benefit Cost               $  4,808    5,068    5,339
                                           ========   ======   ======

                                              OTHER BENEFITS
                                           -------------------
                                            2005   2004   2003
                                           -----   ----   ----
Components of net periodic benefit cost:
   Service cost                            $  93    178    260
   Interest costs                            456    535    704
   Amortization of prior service cost       (505)  (505)  (505)
   Amortization of net gain                 (310)  (162)    --
                                           -----   ----   ----
   Net Periodic Benefit Cost               $(266)    46    459
                                           =====   ====   ====


                                       42                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     Information for pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31, 2005 and 2004 is as follows:

                                     PENSION BENEFITS   OTHER BENEFITS
                                     ----------------   --------------
                                       2005     2004      2005   2004
                                     -------   ------     ----   ----
Information for pension plans
   with an accumulated benefit
   obligation in excess of plan
   assets:
      Projected benefit obligation   $30,546   26,530      --     --
      Accumulated benefit
         obligation                   28,840   24,310      --     --
      Fair value of plan assets           --       --      --     --

     (F)  ASSUMPTIONS

                                      PENSION BENEFITS   OTHER BENEFITS
                                      ----------------   --------------
                                         2005   2004      2005    2004
                                         ----   ----     -----   -----
Weighted-average assumptions
   used to determine net periodic
   benefit cost at January 1:
      Discount rate                      5.40%  5.40%     6.25%   6.25%
      Expected long-term return
         on plan assets                  8.00%  8.50%       --      --
      Rate of compensation increase      3.75%  4.00%       --      --
      Health care cost trend rate
         assumed for next year             --     --     10.00%  10.00%
      Rate to which the health cost
         trend rate is assumed
         to decline (the ultimate
         trend rate)                       --     --      6.00%   6.00%
      Year that the rate reaches
         the ultimate trend rate           --     --      2009    2008

Weighted-average assumptions
   used to determine benefit
   obligations at December 31:
      Discount rate                      5.20%  5.40%     5.90%   6.25%
      Rate of compensation increase      3.60%  4.00%       --      --


                                       43                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                           1 PERCENTAGE     1 PERCENTAGE
                                                          POINT INCREASE   POINT DECREASE
                                                          --------------   --------------
Effect on total of 2005 service cost and interest cost         $ 65              (27)
Effect on 2005 other post-retirement benefit obligation         872             (407)

     (G)  PLAN ASSETS

          The Company's qualified pension plan had weighted-average asset allocations at December 31, 2005 and 2004 by asset category as follows:

                    PLAN ASSETS AT DECEMBER 31
                    --------------------------
                            2005   2004
                            ----   ----
Equity securities            73%    75%
Debt securities              21%    18%
Real estate                   3%     5%
Other                         3%     2%
                            ---    ---
   Total                    100%   100%
                            ===    ===

          The assets of the Company's defined benefit pension plan (the Plan) are invested in a group variable annuity contract offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan's short-term liquidity needs and its long-term liabilities.

          For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

          The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make of 30% of the weighted average return and equity securities make up 70% of the weighted average return.


                                       44                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     (H)  CASH FLOWS

          (I)  CONTRIBUTIONS

               The Company expects to contribute $949 to its qualified pension plan and $0 to its other post-retirement benefit plans in 2006.

          (II) ESTIMATED FUTURE BENEFIT PAYMENTS

               The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

               PENSION     OTHER
              BENEFITS   BENEFITS
              --------   --------
2006           $ 5,298       357
2007             6,668       355
2008             7,929       353
2009            15,798       352
2010             6,940       351
2011 - 2015     30,450     1,858

     (I)  OTHER PLAN EXPENSES

          The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2005, 2004, and 2003 were $2,281, $2,040, and $2,292 respectively.

          Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $730, $696, and $484, in 2005, 2004, and 2003, respectively.

     (J)  ONFS EMPLOYEES

          The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(13) REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     As of December 31, 2005, ONLIC, ONLAC and NSLAC exceeded the minimum risk-based capital (RBC) requirements as established by the NAIC.

     The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is


                                       45                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $94,400 may be paid by ONLIC to ONFS in 2006 without prior approval. Dividends of approximately $28,000, $30,000, and $8,000 were paid by ONLIC to ONFS in 2005, 2004, and 2003, respectively.

     The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $15,400 may be paid by ONLAC to ONLIC in 2006 without prior approval. ONLAC paid $5,500 to ONLIC in 2005, $5,000 in 2004, and $8,438 in 2003.

     The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2006 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2005, 2004, or 2003.

     In order to strengthen ONLIC's statutory capital position, ONFS made capital contributions to ONLIC of $12,963 and $96,000 in 2004 and 2003, respectively. No capital contribution was made by ONFS in 2005.

(14) BANK LINE OF CREDIT

     As of December 31, 2005, the Company had a $100,000 revolving credit facility, of which $50,000 was available at the Company's request. The remaining $50,000 was available at the discretion of the credit line provider. The Company utilized this facility on various occasions in 2005 and 2004 for amounts up to $50,000. Total interest and fees paid on this line of credit were $186 in 2005 and $323 in 2004. There was no borrowing outstanding on this facility as of December 31, 2005 or as of December 31, 2004.


                                       46                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

(15) COMMITMENTS AND CONTINGENCIES

     The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $5,355, $5,291, and $5,045 during 2005, 2004, and 2003, respectively. The lease on the Home Office constitutes 99.7% of the $24,401 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining non-cancelable lease terms in excess of one year at December 31, 2005 are:

                                   OPERATING   CAPITAL
                                   ---------   -------
2006                                  2,363     1,654
2007                                  2,280     1,654
2008                                  2,280     1,082
2009                                  2,280       640
2010                                  2,280       513
After 2010                           12,918       226
                                     ------     -----
Total minimum lease payments         24,401     5,769
                                     ======
Less interest on capital leases                   542
                                                -----
Liability for capitalized leases                5,227
                                                =====

     ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

(16) REINSURANCE

     The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 17%, 18%, and 17% of gross earned life and accident and health premiums during 2005, 2004, and 2003, respectively.

     The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from 1/3 to 2/3 of the business produced. Prior to August 2004, one of these contracts was on a funds withheld basis and was subject to the parameters of the DIG B36. DIG B36 requires the bifurcation and valuation of the embedded derivative associated with a funds-withheld contract. After August 1, 2004, the remaining embedded reinsurance derivative was solely related to NSLAC. The change in the value of this derivative is shown on the face of the income statement.


                                       47                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

     The ceded reserves attributable to coinsurance agreements were $1,117,005 and $1,012,149 as of December 31, 2005 and 2004, respectively.

(17) SEGMENT INFORMATION

     The Company conducts its business in four segments: individual life insurance, pension and annuities, other insurance, and corporate. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes NSLAC joint venture results as well as individual disability insurance and group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. The corporate segment includes the assets that have not been allocated to any other segment, along with various corporate expenses and liabilities. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.


                                       48                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                         YEAR ENDED OR AS OF DECEMBER 31, 2005
                                         --------------------------------------------------------------------
                                           INDIVIDUAL        PENSION        OTHER
                                         LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                         --------------   -------------   ---------   ---------   -----------
Revenues:
   Traditional life insurance premiums     $  187,443      $        --     $     --    $     --   $   187,443
   Annuity premiums and charges                    --           55,921          158          --        56,079
   Universal life policy charges               86,120               --            4          --        86,124
   Accident and health insurance premiums          --               --       20,201          --        20,201
   Investment management fees                     544            5,746           --          --         6,290
   Change in value of trading portfolio            --               --           --         279           279
   Change in value of reinsurance
      derivative                                   --               --           --        (204)         (204)
   Net investment income                      173,966          382,823       12,517      (4,921)      564,385
   Net realized investment losses                  --               --           --     (38,355)      (38,355)
   Other income                                   774           39,380           57         589        40,800
                                           ----------      -----------     --------    --------   -----------
                                              448,847          483,870       32,937     (42,612)      923,042
                                           ----------      -----------     --------    --------   -----------
Benefits and expenses:
   Benefits and claims                        261,179          238,698       24,396       1,192       525,465
   Provision for policyholders'
      dividends on participating
      policies                                 30,377                5        1,327          --        31,709
   Operating expenses                          72,340          112,850        4,792       7,455       197,437
                                           ----------      -----------     --------    --------   -----------
                                              363,896          351,553       30,515       8,647       754,611
                                           ----------      -----------     --------    --------   -----------
Income before income
   taxes and cumulative effect
   of change in accounting principle       $   84,951      $   132,317     $  2,422    $(51,259)  $   168,431
                                           ==========      ===========     ========    ========   ===========
Total assets as of December 31, 2005       $3,513,829      $10,104,749     $311,727    $738,581   $14,668,886


                                       49                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                            YEAR ENDED OR AS OF DECEMBER 31, 2004
                                            --------------------------------------------------------------------
                                              INDIVIDUAL        PENSION        OTHER
                                            LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                            --------------   -------------   ---------   ---------   -----------
Revenues:
   Traditional life insurance premiums        $  162,789              --           --          --        162,789
   Annuity premiums and charges                       --          47,873          233          --         48,106
   Universal life policy charges                  83,918              --           --          --         83,918
   Accident and health insurance premiums             --              --       20,611          --         20,611
   Investment management fees                        496           4,648           --          --          5,144
   Change in value of trading portfolio               --              --           --     (30,860)       (30,860)
   Change in value of reinsurance
      derivative                                      --              --           --      31,083         31,083
   Net investment income                         162,867         389,776       10,419       2,713        565,775
   Net realized investment losses                     --              --           --     (24,109)       (24,109)
   Other income                                      915          31,071           --       1,001         32,987
                                              ----------       ---------      -------     -------     ----------
                                                 410,985         473,368       31,263     (20,172)       895,444
                                              ----------       ---------      -------     -------     ----------
Benefits and expenses:
   Benefits and claims                           241,087         251,673       22,017         491        515,268
   Provision for policyholders'
      dividends on participating policies         29,934               1        1,068          --         31,003
   Operating expenses                             73,034          98,391        3,318       1,327        176,070
                                              ----------       ---------      -------     -------     ----------
                                                 344,055         350,065       26,403       1,818        722,341
                                              ----------       ---------      -------     -------     ----------
Income before income
   taxes and cumulative effect of
   change in accounting principle             $   66,930         123,303        4,860     (21,990)       173,103
                                              ==========       =========      =======     =======     ==========
Total assets as of December 31, 2004          $2,961,050       9,616,431      299,405     839,206     13,716,092


                                       50                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                           December 31, 2005 and 2004

                             (Dollars in thousands)

                                                            YEAR ENDED OR AS OF DECEMBER 31, 2003
                                            --------------------------------------------------------------------
                                              INDIVIDUAL        PENSION        OTHER
                                            LIFE INSURANCE   AND ANNUITIES   INSURANCE   CORPORATE      TOTAL
                                            --------------   -------------   ---------   ---------   -----------
Revenues:
   Traditional life insurance premiums        $  138,669              --           --          --        138,669
   Annuity premiums and charges                       --          44,968           --          --         44,968
   Universal life policy charges                  76,110              --           --          --         76,110
   Accident and health insurance premiums             --              --       17,139          --         17,139
   Investment management fees                        449           3,775           --          --          4,224
   Change in value of trading portfolio               --              --           --      31,267         31,267
   Change in value of reinsurance
      derivative                                      --              --           --      11,423         11,423
   Net investment income                         152,373         369,299        9,971      15,221        546,864
   Net realized investment losses                     --              --           --      (3,350)        (3,350)
   Other income                                      430          21,799          286       1,780         24,295
                                              ----------       ---------      -------     -------     ----------
                                                 368,031         439,841       27,396      56,341        891,609
                                              ----------       ---------      -------     -------     ----------
Benefits and expenses:
   Benefits and claims                           220,443         237,892       16,915          --        475,250
   Provision for policyholders' dividends
      on participating policies                   30,592               7          732          --         31,331
   Operating expenses                             57,544          97,096        4,400       1,423        160,463
                                              ----------       ---------      -------     -------     ----------
                                                 308,579         334,995       22,047       1,423        667,044
                                              ----------       ---------      -------     -------     ----------
Income before income
   taxes and cumulative effect of
   change in accounting principle             $   59,452         104,846        5,349      54,918        224,565
                                              ==========       =========      =======     =======     ==========
Total assets as of December 31, 2003          $2,896,301       9,226,722      226,171     668,586     13,017,780

(18) RELATED PARTY TRANSACTIONS

     On December 30, 2003, the Company closed on a $28,000 mortgage with ONFS, its parent. This loan, on the Company's home office building, is at 6.0% for a 10 year term based on a 25 year amortization with monthly payments of $180 beginning February 1, 2004, and a balloon maturity date of January 1, 2014.

     Refer to note 15 for lease information on the Company's home office building.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
814,944 Shares (Cost $20,804,217)................   $24,081,604        $23,550,354         $  531,250        $24,081,604
Money Market Subaccount
176,784 Shares (Cost $1,767,839).................     1,767,839          1,164,418            603,421          1,767,839
Bond Subaccount
268,128 Shares (Cost $2,792,821).................     2,938,680          2,934,201              4,479          2,938,680
Omni Subaccount
607,995 Shares (Cost $9,968,828).................     8,578,816          8,393,802            185,014          8,578,816
International Subaccount
647,716 Shares (Cost $8,369,988).................     6,969,423          6,958,952             10,471          6,969,423
Capital Appreciation Subaccount
453,642 Shares (Cost $5,969,568).................     7,748,208          7,684,892             63,316          7,748,208
Discovery Subaccount
268,489 Shares (Cost $6,077,340).................     4,985,844          4,985,844                  0          4,985,844
International Small Company Subaccount
178,039 Shares (Cost $2,399,930).................     3,359,602          3,359,602                  0          3,359,602
Aggressive Growth Subaccount
97,920 Shares (Cost $984,005)....................       660,962            660,962                  0            660,962
Small Cap Growth Subaccount
109,151 Shares (Cost $1,437,864).................       950,703            950,703                  0            950,703
Mid Cap Opportunity Subaccount
352,193 Shares (Cost $5,080,802).................     6,131,674          6,114,849             16,825          6,131,674
S&P 500 Index Subaccount
642,953 Shares (Cost $8,662,378).................     8,351,955          8,258,428             93,527          8,351,955
Blue Chip Subaccount
19,701 Shares (Cost $189,028)....................       223,798            223,798                  0            223,798
High Income Bond Subaccount
46,940 Shares (Cost $375,723)....................       398,519            398,519                  0            398,519
Capital Growth Subaccount
20,166 Shares (Cost $433,052)....................       355,728            355,728                  0            355,728
Nasdaq-100 Index Subaccount
35,582 Shares (Cost $131,085)....................       150,869            150,869                  0            150,869
Bristol Subaccount
7,715 Shares (Cost $74,336)......................        86,952             86,952                  0             86,952
Bryton Growth Subaccount
5,071 Shares (Cost $44,662)......................        53,046             53,046                  0             53,046

DOW TARGET 10 PORTFOLIOS:
First Quarter Subaccount
5,351 Shares (Cost $39,643)......................        51,585             51,585                  0             51,585

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
DOW TARGET 10 PORTFOLIOS: (CONTINUED)
Second Quarter Subaccount
2,969 Shares (Cost $28,695)......................   $    32,094        $    32,094         $        0        $    32,094
Third Quarter Subaccount
1,268 Shares (Cost $10,445)......................        11,502             11,502                  0             11,502
Fourth Quarter Subaccount
2,909 Shares (Cost $25,021)......................        29,613             29,613                  0             29,613

DOW TARGET 5 PORTFOLIOS:
First Quarter Subaccount
5,498 Shares (Cost $42,458)......................        56,242             56,242                  0             56,242
Second Quarter Subaccount
3,483 Shares (Cost $29,136)......................        33,823             33,823                  0             33,823
Third Quarter Subaccount
47 Shares (Cost $440)............................           380                380                  0                380
Fourth Quarter Subaccount
7,952 Shares (Cost $65,461)......................        72,364             72,364                  0             72,364

JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
Large Cap Growth Subaccount
37,608 Shares (Cost $1,116,329)..................       784,500            784,500                  0            784,500
Worldwide Growth Subaccount
22,847 Shares (Cost $936,273)....................       638,795            629,276              9,519            638,795
Balanced Subaccount
42,849 Shares (Cost $1,055,523)..................     1,102,942          1,086,287             16,655          1,102,942

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
Opportunity Subaccount
11,923 Shares (Cost $239,656)....................       288,772            287,999                773            288,772
Multi Cap Value Subaccount
18,562 Shares (Cost $171,791)....................       253,558            253,558                  0            253,558
Discovery Subaccount
22,847 Shares (Cost $282,824)....................       327,627            327,627                  0            327,627

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
I:
U.S. Real Estate Subaccount
29,459 Shares (Cost $558,845)....................       679,906            679,906                  0            679,906

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
23,888 Shares (Cost $249,977)....................   $   285,937        $   285,937         $        0        $   285,937
Core U.S. Equity Subaccount
8,410 Shares (Cost $92,985)......................       110,423            110,423                  0            110,423
Capital Growth Subaccount
2,507 Shares (Cost $24,244)......................   $    26,772        $    26,772         $        0        $    26,772

LAZARD RETIREMENT SERIES, INC.:
Emerging Markets Subaccount
45,241 Shares (Cost $590,471)....................       850,983            850,983                  0            850,983
Small Cap Subaccount
43,796 Shares (Cost $563,749)....................       714,315            714,315                  0            714,315
International Equity Subaccount
533 Shares (Cost $6,507).........................         6,843              6,843                  0              6,843

OLD MUTUAL INSURANCE SERIES FUND:
Technology & Communications Subaccount
5,794 Shares (Cost $16,764)......................        14,775             14,775                  0             14,775

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2:
VIP Mid Cap Subaccount
63,677 Shares (Cost $1,438,858)..................     2,207,689          2,207,689                  0          2,207,689
VIP Contrafund Subaccount
62,359 Shares (Cost $1,484,107)..................     1,913,806          1,913,806                  0          1,913,806
VIP Growth Subaccount
8,779 Shares (Cost $282,161).....................       292,268            292,268                  0            292,268
VIP Equity-Income Subaccount
4,900 Shares (Cost $113,223).....................       123,321            123,321                  0            123,321

JANUS ASPEN SERIES -- SERVICE SHARES:
Large Cap Growth Subaccount
3,366 Shares (Cost $87,014)......................        69,381             69,381                  0             69,381
Worldwide Growth Subaccount
3,493 Shares (Cost $131,846).....................        96,953             96,953                  0             96,953
Balanced Subaccount
13,962 Shares (Cost 332,929).....................       371,660            371,660                  0            371,660
International Growth Subaccount
5,488 Shares (Cost $151,262).....................       193,030            193,030                  0            193,030

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
1,316 Shares (Cost $16,636)......................   $    20,334        $    20,334         $        0        $    20,334
Investors Growth Stock Subaccount
316 Shares (Cost $2,446).........................         3,072              3,072                  0              3,072
Mid Cap Growth Subaccount
4,766 Shares (Cost $31,203)......................        34,315             34,315                  0             34,315
Total Return Subaccount
52,885 Shares (Cost $981,141)....................     1,084,133          1,084,133                  0          1,084,133

J.P. MORGAN SERIES TRUST II:
Small Company Subaccount
8,687 Shares (Cost $119,633).....................       138,298            138,298                  0            138,298
Mid Cap Value Subaccount
17,173 Shares (Cost $401,722)....................       478,092            478,092                  0            478,092

PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
SHARES:
Real Return Subaccount
127,318 Shares (Cost $1,590,903).................     1,615,669          1,615,669                  0          1,615,669
Total Return Subaccount
129,687 Shares (Cost $1,360,795).................     1,327,992          1,327,992                  0          1,327,992
Global Bond Subaccount
4,852 Shares (Cost $61,608)......................        57,787             57,787                  0             57,787

CALVERT VARIABLE SERIES, INC.:
Social Equity Subaccount
4,127 Shares (Cost $55,471)......................        73,042             73,042                  0             73,042

UBS SERIES TRUST:
U.S. Allocation Subaccount
1,409 Shares (Cost $18,999)......................        19,947             19,947                  0             19,947

THE PRUDENTIAL SERIES FUND, INC.:
Jennison 20/20 Focus Subaccount
7,081 Shares (Cost $97,891)......................       105,006            105,006                  0            105,006
Jennison Subaccount
1,878 Shares (Cost $35,314)......................        38,474             38,474                  0             38,474

DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
SHARES:
Appreciation Subaccount
660 Shares (Cost $23,240)........................        24,365             24,365                  0             24,365

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                      ASSETS                        CONTRACT OWNERS' EQUITY
                                                   -------------     -----------------------------------------------------
                                                                                            ANNUITY
                                                                      CONTRACTS IN        RESERVES FOR
                                                    INVESTMENTS       ACCUMULATION        CONTRACTS IN      TOTAL CONTRACT
                                                   AT FAIR VALUE     PERIOD (NOTE 5)     PAYMENT PERIOD     OWNERS' EQUITY
                                                   -------------     ---------------     --------------     --------------
ROYCE CAPITAL FUND:
Small-Cap Subaccount
76,881 Shares (Cost $665,795)....................   $   743,441        $   743,441         $        0        $   743,441
Micro-Cap Subaccount
23,477 Shares (Cost $257,470)....................       295,109            295,109                  0            295,109

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
II:
Core Plus Fixed Income Class II Subaccount
3,158 Shares (Cost $36,291)......................        36,194             36,194                  0             36,194
U.S. Real Estate Class II Subaccount
1,307 Shares (Cost $23,371)......................        29,963             29,963                  0             29,963

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
CLASS 2:
Franklin Income Securities Subaccount
131 Shares (Cost $1,995).........................         2,005              2,005                  0              2,005
                                                    -----------        -----------         ----------        -----------

TOTALS...........................................   $95,563,319        $94,028,069         $1,535,250        $95,563,319
                                                    ===========        ===========         ==========        ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                       OHIO NATIONAL FUND, INC.
                                        --------------------------------------------------------------------------------------
                                                        MONEY                                                       CAPITAL
                                          EQUITY        MARKET         BOND          OMNI        INTERNATIONAL    APPRECIATION
                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                        ----------    ----------    ----------    -----------    -------------    ------------
                                           2005          2005          2005          2005            2005             2005
                                        ----------    ----------    ----------    -----------    -------------    ------------
Investment activity:
  Reinvested dividends................  $        0    $  53,807     $ 107,908     $  107,162      $     3,053      $   40,213
  Risk & administrative expense (note
     2)...............................    (274,446)     (14,149)      (32,060)       (87,021)         (72,367)        (96,138)
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net investment activity........    (274,446)      39,658        75,848         20,141          (69,314)        (55,925)
                                        ----------    ---------     ---------     ----------      -----------      ----------
Reinvested capital gains..............           0            0             0              0                0               0
                                        ----------    ---------     ---------     ----------      -----------      ----------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)................     320,656            9        43,458       (400,977)        (614,627)        337,848
  Unrealized gain (loss)..............     981,617            0      (137,887)     1,097,703        1,209,504          (5,462)
                                        ----------    ---------     ---------     ----------      -----------      ----------
       Net gain (loss) on
          investments.................   1,302,273            9       (94,429)       696,726          594,877         332,386
                                        ----------    ---------     ---------     ----------      -----------      ----------
          Net increase (decrease) in
            contracts owner's equity
            from operations...........  $1,027,827    $  39,667     $ (18,581)    $  716,867      $   525,563      $  276,461
                                        ==========    =========     =========     ==========      ===========      ==========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                                       INTERNATIONAL
                                         DISCOVERY       SMALL CO.
                                        SUBACCOUNT      SUBACCOUNT
                                        -----------    -------------
                                           2005            2005
                                        -----------    -------------
Investment activity:
  Reinvested dividends................  $        0       $ 14,086
  Risk & administrative expense (note
     2)...............................     (55,105)       (29,305)
                                        ----------       --------
       Net investment activity........     (55,105)       (15,219)
                                        ----------       --------
Reinvested capital gains..............           0              0
                                        ----------       --------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)................    (498,044)        76,313
  Unrealized gain (loss)..............     440,822        675,118
                                        ----------       --------
       Net gain (loss) on
          investments.................     (57,222)       751,431
                                        ----------       --------
          Net increase (decrease) in
            contracts owner's equity
            from operations...........  $ (112,327)      $736,212
                                        ==========       ========

                                                                            OHIO NATIONAL FUND, INC.
                                                     ----------------------------------------------------------------------
                                                     AGGRESSIVE    SMALL CAP       MID CAP        S&P 500
                                                       GROWTH        GROWTH      OPPORTUNITY       INDEX        BLUE CHIP
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                     ----------    ----------    -----------    -----------    ------------
                                                        2005          2005          2005           2005            2005
                                                     ----------    ----------    -----------    -----------    ------------
Investment activity:
  Reinvested dividends.............................  $     145     $       0     $        0     $    83,689     $    2,128
  Risk & administrative expense (note 2)...........     (6,336)      (10,577)       (67,179)        (79,988)        (2,432)
                                                     ---------     ---------     ----------     -----------     ----------
       Net investment activity.....................     (6,191)      (10,577)       (67,179)          3,701           (304)
                                                     ---------     ---------     ----------     -----------     ----------
Reinvested capital gains...........................          0             0              0               0              0
                                                     ---------     ---------     ----------     -----------     ----------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss).............................   (114,689)     (147,119)       202,172        (133,463)         7,570
  Unrealized gain (loss)...........................    191,076       206,328        376,671         401,965            518
                                                     ---------     ---------     ----------     -----------     ----------
       Net gain (loss) on investments..............     76,387        59,209        578,843         268,502          8,088
                                                     ---------     ---------     ----------     -----------     ----------
          Net increase (decrease) in contracts
            owner's equity from operations.........  $  70,196     $  48,632     $  511,664     $   272,203     $    7,784
                                                     =========     =========     ==========     ===========     ==========

                                                       OHIO NATIONAL FUND, INC.
                                                     ----------------------------
                                                     HIGH INCOME       CAPITAL
                                                        BOND           GROWTH
                                                     SUBACCOUNT      SUBACCOUNT
                                                     -----------    -------------
                                                        2005            2005
                                                     -----------    -------------
Investment activity:
  Reinvested dividends.............................  $   18,714       $      0
  Risk & administrative expense (note 2)...........      (3,767)        (4,172)
                                                     ----------       --------
       Net investment activity.....................      14,947         (4,172)
                                                     ----------       --------
Reinvested capital gains...........................           0              0
                                                     ----------       --------
Realized & unrealized gain (loss) on investments:
  Realized gain (loss).............................      10,292        (38,556)
  Unrealized gain (loss)...........................     (18,060)        47,686
                                                     ----------       --------
       Net gain (loss) on investments..............      (7,768)         9,130
                                                     ----------       --------
          Net increase (decrease) in contracts
            owner's equity from operations.........  $    7,179       $  4,958
                                                     ==========       ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                       OHIO NATIONAL FUND, INC.                          DOW TARGET 10 PORTFOLIOS
                                --------------------------------------    -------------------------------------------------------
                                NASDAQ-100                    BRYTON        FIRST          SECOND          THIRD         FOURTH
                                  INDEX        BRISTOL        GROWTH       QUARTER         QUARTER        QUARTER       QUARTER
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                ----------    ----------    ----------    ----------    -------------    ----------    ----------
                                   2005          2005          2005          2005           2005            2005          2005
                                ----------    ----------    ----------    ----------    -------------    ----------    ----------
Investment activity:
  Reinvested dividends........   $     0       $     0        $    9      $       0       $       0      $       0      $      0
  Risk & administrative
     expense (note 2).........    (2,104)         (737)         (446)          (572)           (360)          (129)         (335)
                                 -------       -------        ------      ---------       ---------      ---------      --------
       Net investment
          activity............    (2,104)         (737)         (437)          (572)           (360)          (129)         (335)
                                 -------       -------        ------      ---------       ---------      ---------      --------
Reinvested capital gains......         0             0             0              0               0              0             0
                                 -------       -------        ------      ---------       ---------      ---------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss)........    17,548           152           846            140              45             15         3,917
  Unrealized gain (loss)......   (20,331)        9,228           957         (3,598)           (909)          (679)       (5,813)
                                 -------       -------        ------      ---------       ---------      ---------      --------
       Net gain (loss) on
          investments.........    (2,783)        9,380         1,803         (3,458)           (864)          (664)       (1,896)
                                 -------       -------        ------      ---------       ---------      ---------      --------
          Net increase
            (decrease) in
            contracts owner's
            equity from
            operations........   $(4,887)      $ 8,643        $1,366      $  (4,030)      $  (1,224)     $    (793)     $ (2,231)
                                 =======       =======        ======      =========       =========      =========      ========

                                           DOW TARGET 5 PORTFOLIOS                    JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                             ----------------------------------------------------    --------------------------------------------
                               FIRST         SECOND        THIRD         FOURTH        LARGE CAP        WORLDWIDE
                              QUARTER       QUARTER       QUARTER       QUARTER          GROWTH          GROWTH        BALANCED
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT(B)     SUBACCOUNT     SUBACCOUNT
                             ----------    ----------    ----------    ----------    --------------    -----------    -----------
                                2005          2005          2005          2005            2005            2005           2005
                             ----------    ----------    ----------    ----------    --------------    -----------    -----------
Investment activity:
  Reinvested dividends.....   $     0       $     0        $    0       $      0       $   2,897        $   9,382      $ 26,368
  Risk & administrative
     expense (note 2)......      (602)         (387)           (4)          (759)         (9,285)         (13,340)      (23,579)
                              -------       -------        ------       --------       ---------        ---------      --------
       Net investment
          activity.........      (602)         (387)           (4)          (759)         (6,388)          (3,958)        2,789
                              -------       -------        ------       --------       ---------        ---------      --------
Reinvested capital gains...         0             0             0              0               0                0             0
                              -------       -------        ------       --------       ---------        ---------      --------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).....       140            68            (1)           121        (135,322)        (141,227)       (3,702)
  Unrealized gain (loss)...    (1,434)       (1,145)          (90)       (10,516)        159,914          166,483        62,891
                              -------       -------        ------       --------       ---------        ---------      --------
       Net gain (loss) on
          investments......    (1,294)       (1,077)          (91)       (10,395)         24,592           25,256        59,189
                              -------       -------        ------       --------       ---------        ---------      --------
          Net increase
            (decrease) in
            contracts
            owner's equity
            from
            operations.....   $(1,896)      $(1,464)       $  (95)      $(11,154)      $  18,204        $  21,298      $ 61,978
                              =======       =======        ======       ========       =========        =========      ========

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                    STRONG
                                                                                                   VARIABLE        VAN KAMPEN
                                                                                                   INSURANCE       UNIVERSAL
                                                                                                  FUNDS, INC.    INST. FUNDS --
                                           WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)     (NOTE 4)         CLASS I
                                           ---------------------------------------------------    -----------    --------------
                                                                MULTI CAP                           MID CAP        U.S. REAL
                                             OPPORTUNITY          VALUE           DISCOVERY        GROWTH II         ESTATE
                                             SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                           ---------------    --------------    --------------    -----------    --------------
                                                2005               2005              2005            2005             2005
                                           ---------------    --------------    --------------    -----------    --------------
Investment activity:
  Reinvested dividends...................      $     0            $   816           $     0        $       0        $ 6,194
  Risk & administrative expense (note
     2)..................................       (2,967)            (2,099)           (2,366)            (902)        (5,987)
                                               -------            -------           -------        ---------        -------
       Net investment activity...........       (2,967)            (1,283)           (2,366)            (902)           207
                                               -------            -------           -------        ---------        -------
Reinvested capital gains.................            0                  0                 0                0         13,681
                                               -------            -------           -------        ---------        -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)...................        6,539              4,097             1,923         (127,391)        43,563
  Unrealized gain (loss).................       15,135             30,327            44,803          108,485         26,285
                                               -------            -------           -------        ---------        -------
       Net gain (loss) on investments....       21,674             34,424            46,726          (18,906)        69,848
                                               -------            -------           -------        ---------        -------
          Net increase (decrease) in
            contracts owner's equity from
            operations...................      $18,707            $33,141           $44,360        $ (19,808)       $83,736
                                               =======            =======           =======        =========        =======


                                           GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                           --------------------------------------
                                            GROWTH &     CORE U.S.      CAPITAL
                                             INCOME        EQUITY        GROWTH
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                           ----------    ----------    ----------
                                              2005          2005          2005
                                           ----------    ----------    ----------
Investment activity:
  Reinvested dividends...................   $ 4,756       $   825        $  39
  Risk & administrative expense (note
     2)..................................    (3,110)       (1,081)        (303)
                                            -------       -------        -----
       Net investment activity...........     1,646          (256)        (264)
                                            -------       -------        -----
Reinvested capital gains.................         0             0            0
                                            -------       -------        -----
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)...................    13,196         1,551          451
  Unrealized gain (loss).................    (6,513)        4,070          171
                                            -------       -------        -----
       Net gain (loss) on investments....     6,683         5,621          622
                                            -------       -------        -----
          Net increase (decrease) in
            contracts owner's equity from
            operations...................   $ 8,329       $ 5,365        $ 358
                                            =======       =======        =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        OLD MUTUAL
                                                                                        INSURANCE
                                              LAZARD RETIREMENT SERIES, INC.          SERIES FUND(C)
                                         -----------------------------------------    --------------
                                          EMERGING                   INTERNATIONAL
                                          MARKETS      SMALL CAP        EQUITY        TECH. & COMM.
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
                                         ----------    ----------    -------------    --------------
                                            2005          2005          2005(A)            2005
                                         ----------    ----------    -------------    --------------
Investment activity:
  Reinvested dividends.................   $  1,831      $      0         $  0            $     0
  Risk & administrative expense (note
     2)................................     (5,464)       (7,656)         (11)              (321)
                                          --------      --------         ----            -------
       Net investment activity.........     (3,633)       (7,656)         (11)              (321)
                                          --------      --------         ----            -------
Reinvested capital gains...............     21,818        53,119            0                  0
                                          --------      --------         ----            -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).................     23,163        53,968            0             (9,247)
  Unrealized gain (loss)...............    158,438       (82,471)         336             10,188
                                          --------      --------         ----            -------
       Net gain (loss) on
          investments..................    181,601       (28,503)         336                941
                                          --------      --------         ----            -------
          Net increase (decrease) in
            contracts owner's equity
            from operations............   $199,786      $ 16,960         $325            $   620
                                          ========      ========         ====            =======


                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- FUND SERVICE CLASS 2
                                         ------------------------------------------------------------------
                                                               VIP                            VIP EQUITY-
                                          VIP MID CAP      CONTRAFUND       VIP GROWTH          INCOME
                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                         -------------    -------------    -------------    ---------------
                                             2005             2005             2005              2005
                                         -------------    -------------    -------------    ---------------
Investment activity:
  Reinvested dividends.................    $      0         $  1,740          $   935           $ 1,706
  Risk & administrative expense (note
     2)................................     (20,542)         (16,538)          (2,973)           (1,071)
                                           --------         --------          -------           -------
       Net investment activity.........     (20,542)         (14,798)          (2,038)              635
                                           --------         --------          -------           -------
Reinvested capital gains...............      31,774              249                0             4,218
                                           --------         --------          -------           -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss).................      89,932           52,944           (5,072)              651
  Unrealized gain (loss)...............     220,831          215,302           15,984               (43)
                                           --------         --------          -------           -------
       Net gain (loss) on
          investments..................     310,763          268,246           10,912               608
                                           --------         --------          -------           -------
          Net increase (decrease) in
            contracts owner's equity
            from operations............    $321,995         $253,697          $ 8,874           $ 5,461
                                           ========         ========          =======           =======

---------------

(a) Period from November 2, 2005, date of commencement of operations.
(c) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                          JANUS ASPEN SERIES -- SERVICE SHARES
                                                --------------------------------------------------------
                                                  LARGE CAP      WORLDWIDE                 INTERNATIONAL
                                                    GROWTH         GROWTH      BALANCED       GROWTH
                                                SUBACCOUNT(B)    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                --------------   ----------   ----------   -------------
                                                     2005           2005         2005          2005
                                                --------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends........................     $    87         $1,208      $ 7,350        $ 1,393
  Risk & administrative expense (note 2)......        (659)        (1,001)      (3,385)        (1,196)
                                                   -------         ------      -------        -------
       Net investment activity................        (572)           207        3,965            197
                                                   -------         ------      -------        -------
Reinvested capital gains......................           0              0            0              0
                                                   -------         ------      -------        -------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)........................      (1,604)        (6,097)       2,544          4,911
  Unrealized gain (loss)......................       4,246          9,936       16,231         37,488
                                                   -------         ------      -------        -------
       Net gain (loss) on investments.........       2,642          3,839       18,775         42,399
                                                   -------         ------      -------        -------
          Net increase (decrease) in contracts
            owner's equity from operations....     $ 2,070         $4,046      $22,740        $42,596
                                                   =======         ======      =======        =======

                                                    MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                                -----------------------------------------------------
                                                   NEW        INVESTORS      MID CAP
                                                DISCOVERY    GROWTH STOCK     GROWTH     TOTAL RETURN
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------   ------------   ----------   ------------
                                                   2005          2005          2005          2005
                                                ----------   ------------   ----------   ------------
Investment activity:
  Reinvested dividends........................    $   0         $   9         $   0        $ 20,536
  Risk & administrative expense (note 2)......     (196)          (53)         (303)        (10,745)
                                                  -----         -----         -----        --------
       Net investment activity................     (196)          (44)         (303)          9,791
                                                  -----         -----         -----        --------
Reinvested capital gains......................        0             0             0          44,162
                                                  -----         -----         -----        --------
Realized & unrealized gain (loss) on
  investments:
  Realized gain (loss)........................      797           540           627          21,189
  Unrealized gain (loss)......................       73          (391)         (220)        (57,374)
                                                  -----         -----         -----        --------
       Net gain (loss) on investments.........      870           149           407         (36,185)
                                                  -----         -----         -----        --------
          Net increase (decrease) in contracts
            owner's equity from operations....    $ 674         $ 105         $ 104        $ 17,768
                                                  =====         =====         =====        ========

                                                                                                          CALVERT
                                                                PIMCO VARIABLE INSURANCE TRUST --         VARIABLE     UBS SERIES
                               J.P. MORGAN SERIES TRUST II            ADMINISTRATIVE SHARES             SERIES, INC.     TRUST
                               ---------------------------   ----------------------------------------   ------------   ----------
                                  SMALL         MID CAP                                                    SOCIAL         U.S.
                                 COMPANY         VALUE       REAL RETURN   TOTAL RETURN   GLOBAL BOND      EQUITY      ALLOCATION
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                               ------------   ------------   -----------   ------------   -----------   ------------   ----------
                                   2005           2005          2005           2005          2005           2005          2005
                               ------------   ------------   -----------   ------------   -----------   ------------   ----------
Investment activity:
  Reinvested dividends.......    $      0        $   765      $ 44,263       $ 42,444       $ 1,450       $    40        $  268
  Risk & administrative
     expense (note 2)........      (1,582)        (4,417)      (16,956)       (13,361)         (591)         (852)         (252)
                                 --------        -------      --------       --------       -------       -------        ------
       Net investment
          activity...........      (1,582)        (3,652)       27,307         29,083           859          (812)           16
                                 --------        -------      --------       --------       -------       -------        ------
Reinvested capital gains.....      18,994          5,653        17,578         21,123           832             0             0
                                 --------        -------      --------       --------       -------       -------        ------
Realized & unrealized gain
  (loss) on investments:
  Realized gain (loss).......      14,454         18,379         6,045            261          (183)        6,024           603
  Unrealized gain (loss).....     (28,632)        13,057       (35,936)       (34,943)       (6,335)       (3,168)          886
                                 --------        -------      --------       --------       -------       -------        ------
       Net gain (loss) on
          investments........     (14,178)        31,436       (29,891)       (34,682)       (6,518)        2,856         1,489
                                 --------        -------      --------       --------       -------       -------        ------
          Net increase
            (decrease) in
            contracts owner's
            equity from
            operations.......    $  3,234        $33,437      $ 14,994       $ 15,524       $(4,827)      $ 2,044        $1,505
                                 ========        =======      ========       ========       =======       =======        ======

---------------

(b) Formerly known as Growth Subaccount.
   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                 DREYFUS VARIABLE
                                          THE PRUDENTIAL        INVESTMENT FUND --
                                        SERIES FUND, INC.         SERVICE SHARES       ROYCE CAPITAL FUND:
                                     ------------------------   ------------------   -----------------------

                                     20/20 FOCUS    JENNISON       APPRECIATION      SMALL-CAP    MICRO-CAP
                                     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                     -----------   ----------   ------------------   ----------   ----------
                                        2005          2005             2005             2005         2005
                                     -----------   ----------   ------------------   ----------   ----------
Investment activity:
  Reinvested dividends.............    $    0        $    0           $   0           $     0      $ 1,507
  Risk & administrative expense
     (note 2)......................      (298)         (181)           (253)           (7,827)      (2,870)
                                       ------        ------           -----           -------      -------
       Net investment activity.....      (298)         (181)           (253)           (7,827)      (1,363)
                                       ------        ------           -----           -------      -------
Reinvested capital gains...........         0             0               0             7,871        4,554
                                       ------        ------           -----           -------      -------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        23           994             254            34,033        4,782
  Unrealized gain (loss)...........     6,879         1,449             714            22,178       20,922
                                       ------        ------           -----           -------      -------
       Net gain (loss) on
          investments..............     6,902         2,443             968            56,211       25,704
                                       ------        ------           -----           -------      -------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations.............    $6,604        $2,262           $ 715           $56,255      $28,895
                                       ======        ======           =====           =======      =======

                                                                       FRANKLIN TEMPLETON
                                                                       VARIABLE INSURANCE
                                          VAN KAMPEN UNIVERSAL           PRODUCTS TRUST
                                     INSTITUTIONAL FUNDS -- CLASS II        CLASS 2:
                                     -------------------------------   ------------------
                                        CORE PLUS        U.S. REAL      FRANKLIN INCOME
                                      FIXED INCOME        ESTATE           SECURITIES          TOTAL
                                       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNTS
                                     ---------------   -------------   ------------------   -----------
                                          2005             2005             2005(A)            2005
                                     ---------------   -------------   ------------------   -----------
Investment activity:
  Reinvested dividends.............       $ 695           $  646              $ 0           $   611,064
  Risk & administrative expense
     (note 2)......................        (222)            (463)              (2)           (1,028,737)
                                          -----           ------              ---           -----------
       Net investment activity.....         473              183               (2)             (417,673)
                                          -----           ------              ---           -----------
Reinvested capital gains...........         147            1,524                0               247,297
                                          -----           ------              ---           -----------
Realized & unrealized gain (loss)
  on investments:
  Realized gain (loss).............        (113)           4,537                0              (943,149)
  Unrealized gain (loss)...........        (129)            (362)              11             6,550,465
                                          -----           ------              ---           -----------
       Net gain (loss) on
          investments..............        (242)           4,175               11             5,607,316
                                          -----           ------              ---           -----------
          Net increase (decrease)
            in contracts owner's
            equity from
            operations.............       $ 378           $5,882              $ 9           $ 5,436,940
                                          =====           ======              ===           ===========

---------------

(a) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                     OHIO NATIONAL FUND, INC.
                                        -----------------------------------------------------------------------------------
                                                  EQUITY                    MONEY MARKET                     BOND
                                                SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
                                        --------------------------    -------------------------    ------------------------
                                           2005           2004           2005          2004           2005          2004
                                        -----------    -----------    ----------    -----------    ----------    ----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $  (274,446)   $  (242,103)   $   39,658    $     6,024    $   75,848    $  (45,201)
  Reinvested capital gains............            0              0             0              0             0             0
  Realized gain (loss)................      320,656       (116,208)            9             10        43,458        73,341
  Unrealized gain (loss)..............      981,617      3,136,575             0              0      (137,887)      140,082
                                        -----------    -----------    ----------    -----------    ----------    ----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........    1,027,827      2,778,264        39,667          6,034       (18,581)      168,222
                                        -----------    -----------    ----------    -----------    ----------    ----------
Equity transactions:
  Contract purchase payments..........      110,173        311,322        46,842         85,181        30,886        36,234
  Transfers to & from other
     subaccounts......................     (405,950)        20,576       285,012       (274,760)      (23,753)     (149,389)
  Transfers to & from fixed dollar
     contract.........................      (42,121)        38,193        29,384       (207,973)      (41,951)      (33,816)
  Withdrawals & surrenders............   (3,523,610)    (2,845,100)     (490,978)      (725,435)     (344,122)     (667,650)
  Surrender charges (note 2)..........      (11,782)       (27,099)       (5,409)        (4,928)       (1,188)       (7,930)
  Annual contract charges (note 2)....      (14,329)       (16,184)       (1,013)        (1,204)       (1,487)       (1,840)
  Annuity & death benefit payments....     (454,729)      (422,610)     (120,453)       (91,036)      (41,570)     (124,125)
                                        -----------    -----------    ----------    -----------    ----------    ----------
       Net equity transactions........   (4,342,348)    (2,940,902)     (256,615)    (1,220,155)     (423,185)     (948,516)
                                        -----------    -----------    ----------    -----------    ----------    ----------
          Net change in contract
            owners' equity............   (3,314,521)      (162,638)     (216,948)    (1,214,121)     (441,766)     (780,294)
Contract owners' equity:
  Beginning of period.................   27,396,125     27,558,763     1,984,787      3,198,908     3,380,446     4,160,740
                                        -----------    -----------    ----------    -----------    ----------    ----------
  End of period.......................  $24,081,604    $27,396,125    $1,767,839    $ 1,984,787    $2,938,680    $3,380,446
                                        ===========    ===========    ==========    ===========    ==========    ==========
Change in units:
  Beginning units.....................      541,088        609,504        65,169        135,043       124,792       159,598
                                        -----------    -----------    ----------    -----------    ----------    ----------
  Units purchased.....................        9,556         29,147        71,437         64,298         2,707         6,239
  Units redeemed......................     (105,059)       (97,563)      (81,382)      (134,172)      (20,605)      (41,045)
                                        -----------    -----------    ----------    -----------    ----------    ----------
  Ending units........................      445,585        541,088        55,224         65,169       106,894       124,792
                                        ===========    ===========    ==========    ===========    ==========    ==========

                                         OHIO NATIONAL FUND, INC.
                                        --------------------------
                                                   OMNI
                                                SUBACCOUNT
                                        --------------------------
                                           2005           2004
                                        -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $    20,141    $    29,268
  Reinvested capital gains............            0              0
  Realized gain (loss)................     (400,977)      (538,802)
  Unrealized gain (loss)..............    1,097,703      1,070,126
                                        -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........      716,867        560,592
                                        -----------    -----------
Equity transactions:
  Contract purchase payments..........       36,691        129,410
  Transfers to & from other
     subaccounts......................     (127,226)      (137,005)
  Transfers to & from fixed dollar
     contract.........................      (39,139)       (57,632)
  Withdrawals & surrenders............   (1,252,154)    (1,171,490)
  Surrender charges (note 2)..........       (4,141)        (8,440)
  Annual contract charges (note 2)....       (6,677)        (7,627)
  Annuity & death benefit payments....     (308,173)      (163,977)
                                        -----------    -----------
       Net equity transactions........   (1,700,819)    (1,416,761)
                                        -----------    -----------
          Net change in contract
            owners' equity............     (983,952)      (856,169)
Contract owners' equity:
  Beginning of period.................    9,562,768     10,418,937
                                        -----------    -----------
  End of period.......................  $ 8,578,816    $ 9,562,768
                                        ===========    ===========
Change in units:
  Beginning units.....................      367,473        428,001
                                        -----------    -----------
  Units purchased.....................        2,661          8,413
  Units redeemed......................      (68,819)       (68,941)
                                        -----------    -----------
  Ending units........................      301,315        367,473
                                        ===========    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                       OHIO NATIONAL FUND, INC.
                                        --------------------------------------------------------------------------------------
                                              INTERNATIONAL              CAPITAL APPRECIATION               DISCOVERY
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           2005           2004           2005           2004           2005           2004
                                        -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............  $   (69,314)   $   (81,667)   $   (55,925)   $   (59,801)   $   (55,105)   $   (68,779)
  Reinvested capital gains............            0              0              0              0              0              0
  Realized gain (loss)................     (614,627)    (1,057,056)       337,848        244,768       (498,044)      (581,332)
  Unrealized gain (loss)..............    1,209,504      1,977,236         (5,462)       783,228        440,822      1,246,938
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........      525,563        838,513        276,461        968,195       (112,327)       596,827
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Contract purchase payments..........       97,092        145,371         48,641         75,657        136,900         86,187
  Transfers to & from other
     subaccounts......................      118,770       (263,107)      (211,050)       (73,731)      (652,498)      (346,277)
  Transfers to & from fixed dollar
     contract.........................      (20,099)       (25,931)       (15,968)       (26,015)       (39,579)       (92,217)
  Withdrawals & surrenders............   (1,279,843)    (1,607,873)    (1,243,821)    (1,417,997)      (794,799)      (951,656)
  Surrender charges (note 2)..........       (3,609)        (6,802)        (3,032)        (6,040)        (3,388)        (4,443)
  Annual contract charges (note 2)....       (4,553)        (5,498)        (3,186)        (3,909)        (2,653)        (3,287)
  Annuity & death benefit payments....      (65,590)      (172,015)      (127,517)      (150,831)       (59,513)       (71,258)
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........   (1,157,832)    (1,935,855)    (1,555,933)    (1,602,866)    (1,415,530)    (1,382,951)
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............     (632,269)    (1,097,342)    (1,279,472)      (634,671)    (1,527,857)      (786,124)
Contract owners' equity:
  Beginning of period.................    7,601,692      8,699,034      9,027,680      9,662,351      6,513,701      7,299,825
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $ 6,969,423    $ 7,601,692    $ 7,748,208    $ 9,027,680    $ 4,985,844    $ 6,513,701
                                        ===========    ===========    ===========    ===========    ===========    ===========
Change in units:
  Beginning units.....................      446,282        570,225        321,444        384,351        241,466        294,973
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased.....................       31,647         13,736          8,369         11,531          8,326         12,564
  Units redeemed......................     (101,002)      (137,679)       (65,132)       (74,438)       (62,135)       (66,071)
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Ending units........................      376,927        446,282        264,681        321,444        187,657        241,466
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                          OHIO NATIONAL FUND, INC.
                                        ----------------------------
                                        INTERNATIONAL SMALL COMPANY
                                                 SUBACCOUNT
                                        ----------------------------
                                            2005            2004
                                        ------------    ------------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.............   $  (15,219)     $   (1,281)
  Reinvested capital gains............            0               0
  Realized gain (loss)................       76,313          (7,022)
  Unrealized gain (loss)..............      675,118         483,065
                                         ----------      ----------
          Net increase (decrease) in
            contract owners' equity
            from operations...........      736,212         474,762
                                         ----------      ----------
Equity transactions:
  Contract purchase payments..........       16,775          22,009
  Transfers to & from other
     subaccounts......................      264,313          33,794
  Transfers to & from fixed dollar
     contract.........................       17,830         (83,045)
  Withdrawals & surrenders............     (319,242)       (435,502)
  Surrender charges (note 2)..........          719          (2,873)
  Annual contract charges (note 2)....         (942)           (941)
  Annuity & death benefit payments....      (62,325)       (111,922)
                                         ----------      ----------
       Net equity transactions........      (82,872)       (578,480)
                                         ----------      ----------
          Net change in contract
            owners' equity............      653,340        (103,718)
Contract owners' equity:
  Beginning of period.................    2,706,262       2,809,980
                                         ----------      ----------
  End of period.......................   $3,359,602      $2,706,262
                                         ==========      ==========
Change in units:
  Beginning units.....................      134,156         166,889
                                         ----------      ----------
  Units purchased.....................       19,031           8,540
  Units redeemed......................      (22,557)        (41,273)
                                         ----------      ----------
  Ending units........................      130,630         134,156
                                         ==========      ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                              OHIO NATIONAL FUND, INC.
                                                  ------------------------------------------------
                                                    AGGRESSIVE GROWTH         SMALL CAP GROWTH
                                                       SUBACCOUNT                SUBACCOUNT
                                                  ---------------------    -----------------------
                                                    2005        2004          2005         2004
                                                  ---------   ---------    ----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $  (6,191)  $  (7,626)   $  (10,577)  $  (11,771)
  Reinvested capital gains......................          0           0             0            0
  Realized gain (loss)..........................   (114,689)   (173,159)     (147,119)    (320,974)
  Unrealized gain (loss)........................    191,076     236,932       206,328      434,671
                                                  ---------   ---------    ----------   ----------
     Net increase (decrease) in contract owners'
       equity from operations...................     70,196      56,147        48,632      101,926
                                                  ---------   ---------    ----------   ----------
Equity transactions:
  Contract purchase payments....................      3,318       4,271         1,583       69,882
  Transfers to & from other subaccounts.........    (16,024)    (35,623)      (25,973)    (162,966)
  Transfers to & from fixed dollar contract.....     (2,913)     (2,548)      (10,560)     (30,808)
  Withdrawals & surrenders......................    (86,697)   (146,959)     (126,110)    (138,365)
  Surrender charges (note 2)....................       (255)     (1,240)         (765)      (1,192)
  Annual contract charges (note 2)..............       (352)       (417)         (510)        (621)
  Annuity & death benefit payments..............    (23,003)     (2,883)      (67,824)      (9,839)
                                                  ---------   ---------    ----------   ----------
     Net equity transactions....................   (125,926)   (185,399)     (230,159)    (273,909)
                                                  ---------   ---------    ----------   ----------
       Net change in contract owners' equity....    (55,730)   (129,252)     (181,527)    (171,983)
Contract owners' equity:
  Beginning of period...........................    716,692     845,944     1,132,230    1,304,213
                                                  ---------   ---------    ----------   ----------
  End of period.................................  $ 660,962   $ 716,692    $  950,703   $1,132,230
                                                  =========   =========    ==========   ==========
Change in units:
  Beginning units...............................    103,258     131,627        99,088      125,363
                                                  ---------   ---------    ----------   ----------
  Units purchased...............................      4,712       2,484           434        8,539
  Units redeemed................................    (24,045)    (30,853)      (20,463)     (34,814)
                                                  ---------   ---------    ----------   ----------
  Ending units..................................     83,925     103,258        79,059       99,088
                                                  =========   =========    ==========   ==========

                                                                OHIO NATIONAL FUND, INC.
                                                  -----------------------------------------------------
                                                     MID CAP OPPORTUNITY            S&P 500 INDEX
                                                         SUBACCOUNT                   SUBACCOUNT
                                                  -------------------------    ------------------------
                                                     2005          2004           2005          2004
                                                  -----------   -----------    -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $   (67,179)  $   (76,407)   $     3,701   $   17,131
  Reinvested capital gains......................            0             0              0            0
  Realized gain (loss)..........................      202,172        (6,333)      (133,463)    (217,299)
  Unrealized gain (loss)........................      376,671       947,545        401,965    1,037,011
                                                  -----------   -----------    -----------   ----------
     Net increase (decrease) in contract owners'
       equity from operations...................      511,664       864,805        272,203      836,843
                                                  -----------   -----------    -----------   ----------
Equity transactions:
  Contract purchase payments....................       24,318        35,751         67,042      206,521
  Transfers to & from other subaccounts.........     (392,126)     (400,716)      (339,710)     (98,804)
  Transfers to & from fixed dollar contract.....      (39,247)     (168,852)       (25,759)     (97,176)
  Withdrawals & surrenders......................   (1,307,370)     (865,383)      (934,443)    (700,892)
  Surrender charges (note 2)....................       (6,403)       (6,602)        (6,296)      (6,652)
  Annual contract charges (note 2)..............       (2,970)       (3,304)        (3,467)      (4,066)
  Annuity & death benefit payments..............     (156,605)      (95,925)      (252,937)    (132,936)
                                                  -----------   -----------    -----------   ----------
     Net equity transactions....................   (1,880,403)   (1,505,031)    (1,495,570)    (834,005)
                                                  -----------   -----------    -----------   ----------
       Net change in contract owners' equity....   (1,368,739)     (640,226)    (1,223,367)       2,838
Contract owners' equity:
  Beginning of period...........................    7,500,413     8,140,639      9,575,322    9,572,484
                                                  -----------   -----------    -----------   ----------
  End of period.................................  $ 6,131,674   $ 7,500,413    $ 8,351,955   $9,575,322
                                                  ===========   ===========    ===========   ==========
Change in units:
  Beginning units...............................      347,584       423,796        561,428      612,846
                                                  -----------   -----------    -----------   ----------
  Units purchased...............................        5,771         9,580          8,661       33,970
  Units redeemed................................      (92,214)      (85,792)       (96,666)     (85,388)
                                                  -----------   -----------    -----------   ----------
  Ending units..................................      261,141       347,584        473,423      561,428
                                                  ===========   ===========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                     OHIO NATIONAL FUND, INC.
                                 ------------------------------------------------------------------------------------------------
                                      BLUE CHIP             HIGH INCOME BOND          CAPITAL GROWTH          NASDAQ-100 INDEX
                                      SUBACCOUNT               SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                 --------------------     --------------------     ---------------------    ---------------------
                                   2005        2004         2005        2004         2005         2004        2005         2004
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
Increase (decrease) in contract
  owners' equity from
  operations:
  Net investment activity......  $   (304)   $    830     $ 14,947    $ (2,319)    $  (4,172)   $ (4,621)   $  (2,104)   $ (2,549)
  Reinvested capital gains.....         0           0            0           0             0           0            0           0
  Realized gain (loss).........     7,570       3,047       10,292      10,703       (38,556)    (54,996)      17,548       4,243
  Unrealized gain (loss).......       518      16,495      (18,060)     22,814        47,686     129,342      (20,331)     23,767
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
     Net increase (decrease) in
       contract owners'
       equity from
       operations..............     7,784      20,372        7,179      31,198         4,958      69,725       (4,887)     25,461
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
Equity transactions:
  Contract purchase payments...        26      10,674        1,422       1,462         5,828      25,143          690         708
  Transfers to & from other
     subaccounts...............       821         (16)      72,674      (9,556)      (27,316)    (17,501)     (86,943)     38,355
  Transfers to & from fixed
     dollar contract...........       133     (25,587)       5,936      34,214       (10,923)      4,575      (24,633)    (23,535)
  Withdrawals & surrenders.....   (43,142)     (2,325)     (38,032)    (40,459)      (39,962)    (38,186)     (14,929)     (8,446)
  Surrender charges (note 2)...      (112)         (3)        (191)       (779)         (269)       (458)        (270)        (88)
  Annual contract charges (note
     2)........................      (101)       (135)        (162)       (196)         (320)       (368)         (87)       (123)
  Annuity & death benefit
     payments..................    (2,597)     (3,577)      (2,860)    (11,942)      (28,917)       (748)           0           0
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
     Net equity transactions...   (44,972)    (20,969)      38,787     (27,256)     (101,879)    (27,543)    (126,172)      6,871
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
       Net change in contract
          owners' equity.......   (37,188)       (597)      45,966       3,942       (96,921)     42,182     (131,059)     32,332
Contract owners' equity:
  Beginning of period..........   260,986     261,583      352,553     348,611       452,649     410,467      281,928     249,596
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
  End of period................  $223,798    $260,986     $398,519    $352,553     $ 355,728    $452,649    $ 150,869    $281,928
                                 ========    ========     ========    ========     =========    ========    =========    ========
Change in units:
  Beginning units..............    24,499      26,657       26,331      28,537        54,740      58,768       70,795      68,211
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
  Units purchased..............     1,170       3,077       10,364       8,685         5,068      11,113       27,162      20,762
  Units redeemed...............    (5,411)     (5,235)      (7,498)    (10,891)      (17,425)    (15,141)     (60,204)    (18,178)
                                 --------    --------     --------    --------     ---------    --------    ---------    --------
  Ending units.................    20,258      24,499       29,197      26,331        42,383      54,740       37,753      70,795
                                 ========    ========     ========    ========     =========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                      OHIO NATIONAL FUND, INC.
                                                              -----------------------------------------
                                                                   BRISTOL             BRYTON GROWTH
                                                                  SUBACCOUNT            SUBACCOUNT
                                                              ------------------    -------------------
                                                               2005       2004       2005        2004
                                                              -------    -------    -------    --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $  (737)   $    77    $  (437)   $   (594)
  Reinvested capital gains..................................        0      8,195          0           0
  Realized gain (loss)......................................      152      1,279        846       1,692
  Unrealized gain (loss)....................................    9,228     (4,167)       957       1,157
                                                              -------    -------    -------    --------
     Net increase (decrease) in contract owners' equity from
      operations............................................    8,643      5,384      1,366       2,255
                                                              -------    -------    -------    --------
Equity transactions:
  Contract purchase payments................................        0      1,500         22           0
  Transfers to & from other subaccounts.....................        0     10,066     (3,583)    (13,026)
  Transfers to & from fixed dollar contract.................        0          0          0         100
  Withdrawals & surrenders..................................   (1,856)    (9,511)    (2,406)    (10,241)
  Surrender charges (note 2)................................        0          0         (8)         (1)
  Annual contract charges (note 2)..........................        0         (3)        (4)         (9)
  Annuity & death benefit payments..........................        0     (5,453)         0           0
                                                              -------    -------    -------    --------
     Net equity transactions................................   (1,856)    (3,401)    (5,979)    (23,177)
                                                              -------    -------    -------    --------
       Net change in contract owners' equity................    6,787      1,983     (4,613)    (20,922)
Contract owners' equity:
  Beginning of period.......................................   80,165     78,182     57,659      78,581
                                                              -------    -------    -------    --------
  End of period.............................................  $86,952    $80,165    $53,046    $ 57,659
                                                              =======    =======    =======    ========
Change in units:
  Beginning units...........................................    7,224      7,586      5,890       8,555
                                                              -------    -------    -------    --------
  Units purchased...........................................        0      1,103        209         994
  Units redeemed............................................     (167)    (1,465)      (858)     (3,659)
                                                              -------    -------    -------    --------
  Ending units..............................................    7,057      7,224      5,241       5,890
                                                              =======    =======    =======    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                          DOW TARGET 10 PORTFOLIOS
                                            -------------------------------------------------------------------------------------
                                              FIRST QUARTER         SECOND QUARTER        THIRD QUARTER         FOURTH QUARTER
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            ------------------    ------------------    ------------------    -------------------
                                             2005       2004       2005       2004       2005       2004        2005       2004
                                            -------    -------    -------    -------    -------    -------    --------    -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity.................  $  (572)   $  (581)   $  (360)   $  (350)   $  (129)   $  (129)   $   (335)   $  (575)
  Reinvested capital gains................        0          0          0          0          0          0           0          0
  Realized gain (loss)....................      140        143         45         30         15         13       3,917        100
  Unrealized gain (loss)..................   (3,598)     1,575       (909)       589       (679)       382      (5,813)       492
                                            -------    -------    -------    -------    -------    -------    --------    -------
          Net increase (decrease) in
            contract owners' equity from
            operations....................   (4,030)     1,137     (1,224)       269       (793)       266      (2,231)        17
                                            -------    -------    -------    -------    -------    -------    --------    -------
Equity transactions:
  Contract purchase payments..............        0          0          0          0          0          0           0          0
  Transfers to & from other subaccounts...        0          0          0          0          0          0           0          0
  Transfers to & from fixed dollar
     contract.............................        0          0          0          0          0          0           0          0
  Withdrawals & surrenders................        0          0          0          0          0          0     (20,296)         0
  Surrender charges (note 2)..............        0          0          0          0          0          0      (1,738)         0
  Annual contract charges (note 2)........      (14)       (15)        (7)        (7)        (4)        (4)         (7)       (37)
  Annuity & death benefit payments........        0          0          0          0          0          0           0          0
                                            -------    -------    -------    -------    -------    -------    --------    -------
       Net equity transactions............      (14)       (15)        (7)        (7)        (4)        (4)    (22,041)       (37)
                                            -------    -------    -------    -------    -------    -------    --------    -------
          Net change in contract owners'
            equity........................   (4,044)     1,122     (1,231)       262       (797)       262     (24,272)       (20)
Contract owners' equity:
  Beginning of period.....................   55,629     54,507     33,325     33,063     12,299     12,037      53,885     53,905
                                            -------    -------    -------    -------    -------    -------    --------    -------
  End of period...........................  $51,585    $55,629    $32,094    $33,325    $11,502    $12,299    $ 29,613    $53,885
                                            =======    =======    =======    =======    =======    =======    ========    =======
Change in units:
  Beginning units.........................    5,097      5,099      2,641      2,641        971        971       4,162      4,165
                                            -------    -------    -------    -------    -------    -------    --------    -------
  Units purchased.........................        0          0          0          0          0          0           0          0
  Units redeemed..........................       (1)        (2)        (1)         0          0          0      (1,741)        (3)
                                            -------    -------    -------    -------    -------    -------    --------    -------
  Ending units............................    5,096      5,097      2,640      2,641        971        971       2,421      4,162
                                            =======    =======    =======    =======    =======    =======    ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DOW TARGET 5 PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                  FIRST QUARTER         SECOND QUARTER      THIRD QUARTER       FOURTH QUARTER
                                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                ------------------    ------------------    --------------    -------------------
                                                 2005       2004       2005       2004      2005     2004       2005       2004
                                                -------    -------    -------    -------    -----    -----    --------    -------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.....................  $  (602)   $  (593)   $  (387)   $  (357)   $ (4)    $ (4)    $   (759)   $  (843)
  Reinvested capital gains....................        0          0          0          0       0        0            0          0
  Realized gain (loss)........................      140        378         68         34      (1)      (1)         121      1,604
  Unrealized gain (loss)......................   (1,434)     5,249     (1,145)     3,461     (90)      35      (10,516)     3,961
                                                -------    -------    -------    -------    ----     ----     --------    -------
       Net increase (decrease) in contract
        owners' equity from operations........   (1,896)     5,034     (1,464)     3,138     (95)      30      (11,154)     4,722
                                                -------    -------    -------    -------    ----     ----     --------    -------
Equity transactions:
  Contract purchase payments..................        0          0          0          0       0        0            0          0
  Transfers to & from other subaccounts.......        0          0          0          0       0        0            0          0
  Transfers to & from fixed dollar contract...        0          0          0          0       0        0            0          0
  Withdrawals & surrenders....................        0        (82)         0          0       0        0            0     (7,084)
  Surrender charges (note 2)..................        0         (6)         0          0       0        0            0          0
  Annual contract charges (note 2)............      (17)       (22)       (10)       (10)     (2)      (1)         (39)       (40)
  Annuity & death benefit payments............        0     (1,312)         0          0       0        0            0          0
                                                -------    -------    -------    -------    ----     ----     --------    -------
       Net equity transactions................      (17)    (1,422)       (10)       (10)     (2)      (1)         (39)    (7,124)
                                                -------    -------    -------    -------    ----     ----     --------    -------
          Net change in contract owners'
             equity...........................   (1,913)     3,612     (1,474)     3,128     (97)      29      (11,193)    (2,402)
Contract owners' equity:
  Beginning of period.........................   58,155     54,543     35,297     32,169     477      448       83,557     85,959
                                                -------    -------    -------    -------    ----     ----     --------    -------
  End of period...............................  $56,242    $58,155    $33,823    $35,297    $380     $477     $ 72,364    $83,557
                                                =======    =======    =======    =======    ====     ====     ========    =======
Change in units:
  Beginning units.............................    4,853      4,983      2,701      2,701      40       41        5,645      6,126
                                                -------    -------    -------    -------    ----     ----     --------    -------
  Units purchased.............................        0          0          0          0       0       (1)           0          0
  Units redeemed..............................       (2)      (130)        (1)         0       0        0           (3)      (481)
                                                -------    -------    -------    -------    ----     ----     --------    -------
  Ending units................................    4,851      4,853      2,700      2,701      40       40        5,642      5,645
                                                =======    =======    =======    =======    ====     ====     ========    =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                       JANUS ASPEN SERIES -- INSTITUTIONAL SHARES
                                                       --------------------------------------------------------------------------
                                                          LARGE CAP GROWTH          WORLDWIDE GROWTH
                                                            SUBACCOUNT(B)              SUBACCOUNT           BALANCED SUBACCOUNT
                                                       -----------------------   ----------------------   -----------------------
                                                          2005         2004        2005         2004         2005         2004
                                                       ----------   ----------   ---------   ----------   ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity............................  $   (6,388)  $   (9,156)  $  (3,958)  $       80   $    2,789   $   19,066
  Reinvested capital gains...........................           0            0           0            0            0            0
  Realized gain (loss)...............................    (135,322)    (147,155)   (141,227)    (200,855)      (3,702)     (19,300)
  Unrealized gain (loss).............................     159,914      186,598     166,483      226,200       62,891      116,090
                                                       ----------   ----------   ---------   ----------   ----------   ----------
          Net increase (decrease) in contract owners'
            equity from operations...................      18,204       30,287      21,298       25,425       61,978      115,856
                                                       ----------   ----------   ---------   ----------   ----------   ----------
Equity transactions:
  Contract purchase payments.........................      11,586       17,905         624       10,840        1,370       19,417
  Transfers to & from other subaccounts..............    (142,974)    (125,172)   (109,547)    (152,951)    (216,203)     (93,349)
  Transfers to & from fixed dollar contract..........      (3,108)      22,707      (7,821)           0       (8,555)     (11,242)
  Withdrawals & surrenders...........................     (99,793)    (108,002)   (119,163)     (79,671)    (271,403)    (150,218)
  Surrender charges (note 2).........................      (1,211)        (907)       (217)      (1,125)        (913)        (666)
  Annual contract charges (note 2)...................        (429)        (555)       (352)        (459)        (872)      (1,024)
  Annuity & death benefit payments...................      (9,476)      (8,317)     (6,443)     (34,485)     (77,831)     (57,442)
                                                       ----------   ----------   ---------   ----------   ----------   ----------
       Net equity transactions.......................    (245,405)    (202,341)   (242,919)    (257,851)    (574,407)    (294,524)
                                                       ----------   ----------   ---------   ----------   ----------   ----------
          Net change in contract owners' equity......    (227,201)    (172,054)   (221,621)    (232,426)    (512,429)    (178,668)
Contract owners' equity:
  Beginning of period................................   1,011,701    1,183,755     860,416    1,092,842    1,615,371    1,794,039
                                                       ----------   ----------   ---------   ----------   ----------   ----------
  End of period......................................  $  784,500   $1,011,701   $ 638,795   $  860,416   $1,102,942   $1,615,371
                                                       ==========   ==========   =========   ==========   ==========   ==========
Change in units:
  Beginning units....................................     140,463      169,929     105,954      139,957      140,372      167,494
                                                       ----------   ----------   ---------   ----------   ----------   ----------
  Units purchased....................................       1,894        5,776         381        4,646          286        4,491
  Units redeemed.....................................     (36,820)     (35,242)    (30,782)     (38,649)     (50,541)     (31,613)
                                                       ----------   ----------   ---------   ----------   ----------   ----------
  Ending units.......................................     105,537      140,463      75,553      105,954       90,117      140,372
                                                       ==========   ==========   =========   ==========   ==========   ==========

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                              STRONG VARIABLE
                                                                                                           INSURANCE FUNDS, INC.
                                                   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE 4)            (NOTE 4)
                                                  ------------------------------------------------------   ----------------------
                                                      OPPORTUNITY         MULTI CAP VALUE     DISCOVERY      MID CAP GROWTH II
                                                      SUBACCOUNT            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                  -------------------   -------------------   ----------   ----------------------
                                                    2005       2004       2005       2004        2005         2005        2004
                                                  --------   --------   --------   --------   ----------   ----------   ---------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity.......................  $ (2,967)  $ (4,557)  $ (1,283)  $ (1,899)   $ (2,366)   $    (902)   $ (3,739)
  Reinvested capital gains......................         0          0          0          0           0            0           0
  Realized gain (loss)..........................     6,539        789      4,097      6,653       1,923     (127,391)    (60,973)
  Unrealized gain (loss)........................    15,135     55,371     30,327     26,387      44,803      108,485     118,542
                                                  --------   --------   --------   --------    --------    ---------    --------
     Net increase (decrease) in contract owners'
       equity from operations...................    18,707     51,603     33,141     31,141      44,360      (19,808)     53,830
                                                  --------   --------   --------   --------    --------    ---------    --------
Equity transactions:
  Contract purchase payments....................       816        896          0          0         873          253       1,725
  Transfers to & from other subaccounts.........   (12,873)   (16,049)     3,849     (6,386)    303,671     (327,201)    (37,967)
  Transfers to & from fixed dollar contract.....         0          0          0          0      (2,679)      (4,827)      5,245
  Withdrawals & surrenders......................   (40,935)   (60,297)    (5,149)   (25,000)    (13,211)      (8,691)    (33,246)
  Surrender charges (note 2)....................       (35)       (18)       (12)         0         (10)        (297)       (244)
  Annual contract charges (note 2)..............      (164)      (193)       (42)       (48)       (157)         (37)       (257)
  Annuity & death benefit payments..............      (630)   (19,842)      (883)      (647)     (5,220)      (1,862)    (19,407)
                                                  --------   --------   --------   --------    --------    ---------    --------
     Net equity transactions....................   (53,821)   (95,503)    (2,237)   (32,081)    283,267     (342,662)    (84,151)
                                                  --------   --------   --------   --------    --------    ---------    --------
       Net change in contract owners' equity....   (35,114)   (43,900)    30,904       (940)    327,627     (362,470)    (30,321)
Contract owners' equity:
  Beginning of period...........................   323,886    367,786    222,654    223,594           0      362,470     392,791
                                                  --------   --------   --------   --------    --------    ---------    --------
  End of period.................................  $288,772   $323,886   $253,558   $222,654    $327,627    $       0    $362,470
                                                  ========   ========   ========   ========    ========    =========    ========
Change in units:
  Beginning units...............................    25,020     33,168     16,276     18,905           0       50,121      64,046
                                                  --------   --------   --------   --------    --------    ---------    --------
  Units purchased...............................        63      3,328        694      1,105      45,747           36       3,642
  Units redeemed................................    (4,190)   (11,476)      (915)    (3,734)     (3,956)     (50,157)    (17,567)
                                                  --------   --------   --------   --------    --------    ---------    --------
  Ending units..................................    20,893     25,020     16,055     16,276      41,791            0      50,121
                                                  ========   ========   ========   ========    ========    =========    ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                           VAN KAMPEN UNIVERSAL
                                          INSTITUTIONAL FUNDS --
                                                 CLASS I                       GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                          ----------------------   --------------------------------------------------------------
                                             U.S. REAL ESTATE        GROWTH & INCOME       CORE U.S. EQUITY      CAPITAL GROWTH
                                                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          ----------------------   --------------------   -------------------   -----------------
                                            2005         2004        2005       2004        2005       2004      2005      2004
                                          ---------   ----------   --------   ---------   --------   --------   -------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...............  $    207    $   1,387    $  1,646   $   1,169   $   (256)  $    124   $  (264)  $  (106)
  Reinvested capital gains..............    13,681        5,807           0           0          0          0         0         0
  Realized gain (loss)..................    43,563       57,402      13,196      29,832      1,551      1,293       451        45
  Unrealized gain (loss)................    26,285       54,359      (6,513)     19,137      4,070     13,000       171     2,587
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
     Net increase (decrease) in contract
       owners' equity from operations...    83,736      118,955       8,329      50,138      5,365     14,417       358     2,526
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
Equity transactions:
  Contract purchase payments............     6,170        1,605       8,561       5,288          5         65       751       709
  Transfers to & from other
     subaccounts........................   207,436      201,489      (7,416)     95,567     (5,601)    (6,447)     (790)    1,081
  Transfers to & from fixed dollar
     contract...........................    18,988       23,617       7,821      47,246          0          0    (2,122)        0
  Withdrawals & surrenders..............   (58,958)    (160,534)    (31,323)   (116,349)      (940)    (6,389)   (4,063)   (1,446)
  Surrender charges (note 2)............      (438)      (1,080)        (23)        (16)         0          0        (2)      (34)
  Annual contract charges (note 2)......      (328)        (158)       (161)       (181)       (40)       (41)      (36)      (47)
  Annuity & death benefit payments......    (1,473)         (34)     (3,512)     (7,827)    (2,784)    (2,747)     (846)   (1,603)
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
     Net equity transactions............   171,397       64,905     (26,053)     23,728     (9,360)   (15,559)   (7,108)   (1,340)
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
       Net change in contract owners'
          equity........................   255,133      183,860     (17,724)     73,866     (3,995)    (1,142)   (6,750)    1,186
Contract owners' equity:
  Beginning of period...................   424,773      240,913     303,661     229,795    114,418    115,560    33,522    32,336
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
  End of period.........................  $679,906    $ 424,773    $285,937   $ 303,661   $110,423   $114,418   $26,772   $33,522
                                          ========    =========    ========   =========   ========   ========   =======   =======
Change in units:
  Beginning units.......................    16,702       12,781      26,905      23,958     11,904     13,673     3,928     4,091
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
  Units purchased.......................    17,053       10,873       6,727      28,201        582      2,186        91       228
  Units redeemed........................   (10,692)      (6,952)     (9,003)    (25,254)    (1,596)    (3,955)     (943)     (391)
                                          --------    ---------    --------   ---------   --------   --------   -------   -------
  Ending units..........................    23,063       16,702      24,629      26,905     10,890     11,904     3,076     3,928
                                          ========    =========    ========   =========   ========   ========   =======   =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                            OLD MUTUAL INSURANCE
                                                            LAZARD RETIREMENT SERIES, INC.                     SERIES FUND(C)
                                              -----------------------------------------------------------   ---------------------
                                                                                            INTERNATIONAL       TECHNOLOGY &
                                               EMERGING MARKETS           SMALL CAP            EQUITY          COMMUNICATIONS
                                                  SUBACCOUNT             SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                              -------------------   ---------------------   -------------   ---------------------
                                                2005       2004       2005        2004         2005(A)        2005        2004
                                              --------   --------   ---------   ---------   -------------   ---------   ---------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity...................  $ (3,633)  $   (977)  $  (7,656)  $  (9,046)     $  (11)      $   (321)   $   (544)
  Reinvested capital gains..................    21,818          0      53,119           0           0              0           0
  Realized gain (loss)......................    23,163     36,100      53,968      35,432           0         (9,247)    (26,503)
  Unrealized gain (loss)....................   158,438     37,653     (82,471)     85,609         336         10,188      27,145
                                              --------   --------   ---------   ---------      ------       --------    --------
     Net increase (decrease) in contract
       owners' equity from operations.......   199,786     72,776      16,960     111,995         325            620          98
                                              --------   --------   ---------   ---------      ------       --------    --------
Equity transactions:
  Contract purchase payments................     2,612      5,380       4,980      11,432           0            283         560
  Transfers to & from other subaccounts.....   362,687     43,846    (104,983)     42,465       6,518              0       9,863
  Transfers to & from fixed dollar
     contract...............................    36,552      3,257      (1,586)     23,200           0        (17,702)          0
  Withdrawals & surrenders..................   (65,919)   (79,020)    (95,224)   (112,541)          0        (17,114)    (18,015)
  Surrender charges (note 2)................      (779)      (464)     (1,808)     (1,045)          0           (132)        (28)
  Annual contract charges (note 2)..........      (167)      (133)       (410)       (456)          0            (39)        (52)
  Annuity & death benefit payments..........    (1,899)   (17,438)     (3,435)     (3,266)          0              0        (233)
                                              --------   --------   ---------   ---------      ------       --------    --------
     Net equity transactions................   333,087    (44,572)   (202,466)    (40,211)      6,518        (34,704)     (7,905)
                                              --------   --------   ---------   ---------      ------       --------    --------
       Net change in contract owners'
          equity............................   532,873     28,204    (185,506)     71,784       6,843        (34,084)     (7,807)
Contract owners' equity:
  Beginning of period.......................   318,110    289,906     899,821     828,037           0         48,859      56,666
                                              --------   --------   ---------   ---------      ------       --------    --------
  End of period.............................  $850,983   $318,110   $ 714,315   $ 899,821      $6,843       $ 14,775    $ 48,859
                                              ========   ========   =========   =========      ======       ========    ========
Change in units:
  Beginning units...........................    19,905     23,447      48,230      50,471           0         27,998      34,214
                                              --------   --------   ---------   ---------      ------       --------    --------
  Units purchased...........................    23,726      9,832         853       7,720         656            168      29,068
  Units redeemed............................    (5,457)   (13,374)    (11,906)     (9,961)          0        (20,356)    (35,284)
                                              --------   --------   ---------   ---------      ------       --------    --------
  Ending units..............................    38,174     19,905      37,177      48,230         656          7,810      27,998
                                              ========   ========   =========   =========      ======       ========    ========

---------------

(a) Period from November 2, 2005, date of commencement.
(c) Formerly known as PBHG Insurance Series Fund.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
                                    ---------------------------------------------------------------------------------------------
                                          VIP MID CAP             VIP CONTRAFUND            VIP GROWTH         VIP EQUITY-INCOME
                                          SUBACCOUNT                SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                    -----------------------   -----------------------   -------------------   -------------------
                                       2005         2004         2005         2004        2005       2004       2005       2004
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity.........  $  (20,542)  $  (16,358)  $  (14,798)  $   (7,221)  $ (2,038)  $ (2,960)  $    635   $   (124)
  Reinvested capital gains........      31,774            0          249            0          0          0      4,218        152
  Realized gain (loss)............      89,932       70,315       52,944       20,096     (5,072)    (2,565)       651         10
  Unrealized gain (loss)..........     220,831      283,662      215,302      119,416     15,984     10,217        (43)     9,516
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       from operations............     321,995      337,619      253,697      132,291      8,874      4,692      5,461      9,554
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
Equity transactions:
  Contract purchase payments......       6,521       20,589       13,272       17,321        564        691          0          0
  Transfers to & from other
     subaccounts..................     180,356      160,441      570,358      453,373    (65,690)    75,104      1,582     85,487
  Transfers to & from fixed dollar
     contract.....................      28,184       54,432       36,340       45,273        225      8,885          0     14,869
  Withdrawals & surrenders........    (130,584)     (74,674)    (172,833)     (50,428)   (30,375)   (13,046)         0          0
  Surrender charges (note 2)......        (294)        (976)      (1,882)         (71)      (594)      (231)         0          0
  Annual contract charges (note
     2)...........................        (809)        (668)        (402)        (294)      (128)      (154)         0          0
  Annuity & death benefit
     payments.....................     (12,986)     (11,124)      (4,009)      (2,677)    (3,403)    (8,347)    (2,868)      (128)
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
     Net equity transactions......      70,388      148,020      440,844      462,497    (99,401)    62,902     (1,286)   100,228
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
       Net change in contract
          owners' equity..........     392,383      485,639      694,541      594,788    (90,527)    67,594      4,175    109,782
Contract owners' equity:
  Beginning of period.............   1,815,306    1,329,667    1,219,265      624,477    382,795    315,201    119,146      9,364
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
  End of period...................  $2,207,689   $1,815,306   $1,913,806   $1,219,265   $292,268   $382,795   $123,321   $119,146
                                    ==========   ==========   ==========   ==========   ========   ========   ========   ========
Change in units:
  Beginning units.................     113,217      102,347      117,589       68,621     60,029     50,455      9,686        839
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
  Units purchased.................      22,344       34,820       74,661       66,827      3,423     18,775        882      8,858
  Units redeemed..................     (17,705)     (23,950)     (32,401)     (17,859)   (19,562)    (9,201)      (987)       (11)
                                    ----------   ----------   ----------   ----------   --------   --------   --------   --------
  Ending units....................     117,856      113,217      159,849      117,589     43,890     60,029      9,581      9,686
                                    ==========   ==========   ==========   ==========   ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                    JANUS ASPEN SERIES -- SERVICE SHARES
                                           --------------------------------------------------------------------------------------
                                            LARGE CAP GROWTH     WORLDWIDE GROWTH           BALANCED         INTERNATIONAL GROWTH
                                             SUBACCOUNT(B)          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           ------------------   -------------------   --------------------   --------------------
                                            2005       2004       2005       2004       2005       2004        2005        2004
                                           -------   --------   --------   --------   --------   ---------   ---------   --------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity................  $  (572)  $   (975)  $    207   $   (162)  $  3,965   $   4,149   $    197    $   (15)
  Reinvested capital gains...............        0          0          0          0          0           0          0          0
  Realized gain (loss)...................   (1,604)   (29,793)    (6,097)   (24,519)     2,544       2,349      4,911       (548)
  Unrealized gain (loss).................    4,246     31,069      9,936     28,752     16,231      17,549     37,488      2,719
                                           -------   --------   --------   --------   --------   ---------   --------    -------
     Net increase (decrease) in contract
       owners' equity from operations....    2,070        301      4,046      4,071     22,740      24,047     42,596      2,156
                                           -------   --------   --------   --------   --------   ---------   --------    -------
Equity transactions:
  Contract purchase payments.............    1,042      1,167          0        155      5,781       7,335          0          0
  Transfers to & from other
     subaccounts.........................   (2,156)   (31,627)    (1,584)   (25,483)   (11,430)   (171,007)   141,030     29,518
  Transfers to & from fixed dollar
     contract............................   (2,398)   (40,991)       (57)   (23,628)    19,277     (25,044)     8,736      1,490
  Withdrawals & surrenders...............     (198)    (1,675)    (8,474)    (1,378)   (19,225)     (8,181)   (35,320)    (4,750)
  Surrender charges (note 2).............        0        (48)      (602)       (23)      (951)       (164)       (36)        (3)
  Annual contract charges (note 2).......      (71)       (95)       (78)      (103)      (255)       (339)       (33)        (8)
  Annuity & death benefit payments.......        0       (226)         0          0     (1,318)     (1,357)      (947)         0
                                           -------   --------   --------   --------   --------   ---------   --------    -------
     Net equity transactions.............   (3,781)   (73,495)   (10,795)   (50,460)    (8,121)   (198,757)   113,430     26,247
                                           -------   --------   --------   --------   --------   ---------   --------    -------
       Net change in contract owners'
          equity.........................   (1,711)   (73,194)    (6,749)   (46,389)    14,619    (174,710)   156,026     28,403
Contract owners' equity:
  Beginning of period....................   71,092    144,286    103,702    150,091    357,041     531,751     37,004      8,601
                                           -------   --------   --------   --------   --------   ---------   --------    -------
  End of period..........................  $69,381   $ 71,092   $ 96,953   $103,702   $371,660   $ 357,041   $193,030    $37,004
                                           =======   ========   ========   ========   ========   =========   ========    =======
Change in units:
  Beginning units........................   12,101     25,379     18,164     27,203     34,857      55,745      2,314        633
                                           -------   --------   --------   --------   --------   ---------   --------    -------
  Units purchased........................      181        211        334        102      2,402       1,088      9,555      4,428
  Units redeemed.........................     (814)   (13,489)    (2,257)    (9,141)    (3,238)    (21,976)    (2,626)    (2,747)
                                           -------   --------   --------   --------   --------   ---------   --------    -------
  Ending units...........................   11,468     12,101     16,241     18,164     34,021      34,857      9,243      2,314
                                           =======   ========   ========   ========   ========   =========   ========    =======

---------------

(b) Formerly known as Growth Subaccount.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                 MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS
                                               ----------------------------------------------------------------------------------
                                                 NEW DISCOVERY     INVESTORS GROWTH    MID CAP GROWTH          TOTAL RETURN
                                                  SUBACCOUNT       STOCK SUBACCOUNT      SUBACCOUNT             SUBACCOUNT
                                               -----------------   ----------------   -----------------   -----------------------
                                                2005      2004      2005      2004     2005      2004        2005         2004
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (196)  $  (229)  $   (44)  $  (56)  $  (303)  $  (330)  $    9,791   $    4,586
  Reinvested capital gains...................        0         0         0        0         0         0       44,162            0
  Realized gain (loss).......................      797     1,181       540        8       627    (1,223)      21,189       13,221
  Unrealized gain (loss).....................       73       311      (391)     465      (220)    3,441      (57,374)      79,746
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
     Net increase (decrease) in contract
       owners' equity from operations........      674     1,263       105      417       104     1,888       17,768       97,553
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
Equity transactions:
  Contract purchase payments.................    1,192     1,021         0        0       522       175        2,791       44,324
  Transfers to & from other subaccounts......   (5,738)      (16)     (402)   2,377     8,370    12,312       64,278      176,718
  Transfers to & from fixed dollar
     contract................................        0         0         0        0         0     1,076       17,735       56,437
  Withdrawals & surrenders...................     (378)     (139)   (2,538)       0    (8,489)     (788)    (107,855)     (39,686)
  Surrender charges (note 2).................        0         0        (5)       0      (267)      (12)        (560)        (454)
  Annual contract charges (note 2)...........      (26)      (26)      (15)     (17)      (16)      (13)        (350)        (367)
  Annuity & death benefit payments...........        0         0         0        0         0         0      (24,978)     (27,227)
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
     Net equity transactions.................   (4,950)      840    (2,960)   2,360       120    12,750      (48,939)     209,745
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
       Net change in contract owners'
          equity.............................   (4,276)    2,103    (2,855)   2,777       224    14,638      (31,171)     307,298
Contract owners' equity:
  Beginning of period........................   24,610    22,507     5,927    3,150    34,091    19,453    1,115,304      808,006
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
  End of period..............................  $20,334   $24,610   $ 3,072   $5,927   $34,315   $34,091   $1,084,133   $1,115,304
                                               =======   =======   =======   ======   =======   =======   ==========   ==========
Change in units:
  Beginning units............................    2,271     2,183       592      339     3,576     2,308       91,817       73,154
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
  Units purchased............................      115       820         0      255     1,267     3,818       13,697       31,585
  Units redeemed.............................     (579)     (732)     (294)      (2)   (1,308)   (2,550)     (17,712)     (12,922)
                                               -------   -------   -------   ------   -------   -------   ----------   ----------
  Ending units...............................    1,807     2,271       298      592     3,535     3,576       87,802       91,817
                                               =======   =======   =======   ======   =======   =======   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                     J.P. MORGAN SERIES TRUST II
                                                              -----------------------------------------
                                                                 SMALL COMPANY         MID CAP VALUE
                                                                  SUBACCOUNT            SUBACCOUNT
                                                              -------------------   -------------------
                                                                2005       2004       2005       2004
                                                              --------   --------   --------   --------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................  $ (1,582)  $ (1,194)  $ (3,652)  $ (1,761)
  Reinvested capital gains..................................    18,994          0      5,653      1,083
  Realized gain (loss)......................................    14,454        283     18,379     15,110
  Unrealized gain (loss)....................................   (28,632)    31,446     13,057     34,990
                                                              --------   --------   --------   --------
     Net increase (decrease) in contract owners' equity from
      operations............................................     3,234     30,535     33,437     49,422
                                                              --------   --------   --------   --------
Equity transactions:
  Contract purchase payments................................         0        105      2,480      3,727
  Transfers to & from other subaccounts.....................   (38,570)    37,722    126,616    198,488
  Transfers to & from fixed dollar contract.................    22,002      2,000     34,068      1,999
  Withdrawals & surrenders..................................    (4,737)         0    (49,579)   (75,501)
  Surrender charges (note 2)................................       (11)         0       (312)      (450)
  Annual contract charges (note 2)..........................       (25)       (29)      (125)      (120)
  Annuity & death benefit payments..........................       (13)      (127)    (3,707)      (122)
                                                              --------   --------   --------   --------
     Net equity transactions................................   (21,354)    39,671    109,441    128,021
                                                              --------   --------   --------   --------
       Net change in contract owners' equity................   (18,120)    70,206    142,878    177,443
Contract owners' equity:
  Beginning of period.......................................   156,418     86,212    335,214    157,771
                                                              --------   --------   --------   --------
  End of period.............................................  $138,298   $156,418   $478,092   $335,214
                                                              ========   ========   ========   ========
Change in units:
  Beginning units...........................................    10,654      7,388     19,928     11,236
                                                              --------   --------   --------   --------
  Units purchased...........................................     4,162      3,278     13,508     14,493
  Units redeemed............................................    (5,613)       (12)    (7,153)    (5,801)
                                                              --------   --------   --------   --------
  Ending units..............................................     9,203     10,654     26,283     19,928
                                                              ========   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               CALVERT VARIABLE
                                            PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES               SERIES INC.
                                     ----------------------------------------------------------------------   -------------------
                                           REAL RETURN              TOTAL RETURN            GLOBAL BOND          SOCIAL EQUITY
                                           SUBACCOUNT                SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                     -----------------------   -----------------------   ------------------   -------------------
                                        2005         2004         2005         2004       2005       2004       2005       2004
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........  $   27,307   $   (1,289)  $   29,083   $    9,180   $   859   $    576   $   (812)  $   (902)
  Reinvested capital gains.........      17,578       48,369       21,123       17,122       832      2,612          0          0
  Realized gain (loss).............       6,045        5,895          261         (264)     (183)     5,900      6,024        486
  Unrealized gain (loss)...........     (35,936)      57,819      (34,943)      16,844    (6,335)    (1,045)    (3,168)     6,164
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity from
       operations..................      14,994      110,794       15,524       42,882    (4,827)     8,043      2,044      5,748
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
Equity transactions:
  Contract purchase payments.......       7,951       13,119        3,725        5,233        23          0          0          0
  Transfers to & from other
     subaccounts...................      78,545      151,132      116,083       63,697    19,363     76,356     (2,568)         0
  Transfers to & from fixed dollar
     contract......................      34,365        4,516       14,415          965     1,831     (5,217)         0          0
  Withdrawals & surrenders.........     (95,588)    (120,915)      (4,310)     (34,543)   (5,706)   (77,927)    (7,851)      (329)
  Surrender charges (note 2).......        (708)         (98)        (202)         (10)      (36)        (5)       (40)         0
  Annual contract charges (note
     2)............................        (329)        (330)        (138)        (139)      (45)       (37)       (78)       (85)
  Annuity & death benefit
     payments......................      (8,026)      (8,501)      (2,329)      (5,577)        0        (38)   (18,643)    (1,652)
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
     Net equity transactions.......      16,210       38,923      127,244       29,626    15,430     (6,868)   (29,180)    (2,066)
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
       Net change in contract
          owners' equity...........      31,204      149,717      142,768       72,508    10,603      1,175    (27,136)     3,682
Contract owners' equity:
  Beginning of period..............   1,584,465    1,434,748    1,185,224    1,112,716    47,184     46,009    100,178     96,496
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
  End of period....................  $1,615,669   $1,584,465   $1,327,992   $1,185,224   $57,787   $ 47,184   $ 73,042   $100,178
                                     ==========   ==========   ==========   ==========   =======   ========   ========   ========
Change in units:
  Beginning units..................     127,890      124,776      105,380      102,652     3,557      3,794     14,017     14,319
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
  Units purchased..................      20,964       20,150       15,887        8,508     4,054      6,436          0          0
  Units redeemed...................     (19,761)     (17,036)      (4,768)      (5,780)   (2,892)    (6,673)    (4,152)      (302)
                                     ----------   ----------   ----------   ----------   -------   --------   --------   --------
  Ending units.....................     129,093      127,890      116,499      105,380     4,719      3,557      9,865     14,017
                                     ==========   ==========   ==========   ==========   =======   ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                DREYFUS VARIABLE
                                                                                                               INVESTMENT FUND --
                                               UBS SERIES TRUST        THE PRUDENTIAL SERIES FUND, INC.          SERVICE SHARES
                                               -----------------   -----------------------------------------   ------------------
                                                U.S. ALLOCATION    JENNISON 20/20 FOCUS        JENNISON           APPRECIATION
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                               -----------------   ---------------------   -----------------   ------------------
                                                2005      2004        2005        2004      2005      2004       2005      2004
                                               -------   -------   ----------   --------   -------   -------   --------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $    16   $    (6)   $   (298)    $  (13)   $  (181)  $   (85)  $   (253)  $    83
  Reinvested capital gains...................        0         0           0          0          0         0          0         0
  Realized gain (loss).......................      603         0          23          7        994         6        254        (9)
  Unrealized gain (loss).....................      886        62       6,879        235      1,449     1,400        714       210
                                               -------   -------    --------     ------    -------   -------   --------   -------
     Net increase (decrease) in contract
       owners' equity from operations........    1,505        56       6,604        229      2,262     1,321        715       284
                                               -------   -------    --------     ------    -------   -------   --------   -------
Equity transactions:
  Contract purchase payments.................        0         0         250          0          0         0          0         0
  Transfers to & from other subaccounts......     (530)   20,685      96,550      1,581     20,500     7,977     17,554    10,029
  Transfers to & from fixed dollar
     contract................................        0         0           0          0      3,911         0          0         0
  Withdrawals & surrenders...................   (1,624)        0         (88)         0     (2,512)        0    (10,776)     (658)
  Surrender charges (note 2).................     (136)        0           0          0         (3)        0          0         0
  Annual contract charges (note 2)...........       (9)        0          (8)         0          0        (3)        (5)       (5)
  Annuity & death benefit payments...........        0         0           0       (112)         0         0          0         0
                                               -------   -------    --------     ------    -------   -------   --------   -------
     Net equity transactions.................   (2,299)   20,685      96,704      1,469     21,896     7,974      6,773     9,366
                                               -------   -------    --------     ------    -------   -------   --------   -------
       Net change in contract owners'
          equity.............................     (794)   20,741     103,308      1,698     24,158     9,295      7,488     9,650
Contract owners' equity:
  Beginning of period........................   20,741         0       1,698          0     14,316     5,021     16,877     7,227
                                               -------   -------    --------     ------    -------   -------   --------   -------
  End of period..............................  $19,947   $20,741    $105,006     $1,698    $38,474   $14,316   $ 24,365   $16,877
                                               =======   =======    ========     ======    =======   =======   ========   =======
Change in units:
  Beginning units............................    1,569         0         120          0      1,088       413      1,387       617
                                               -------   -------    --------     ------    -------   -------   --------   -------
  Units purchased............................    3,197     1,569       6,073        129      2,315       675      1,430       827
  Units redeemed.............................   (3,335)        0          (7)        (9)      (817)        0       (876)      (57)
                                               -------   -------    --------     ------    -------   -------   --------   -------
  Ending units...............................    1,431     1,569       6,186        120      2,586     1,088      1,941     1,387
                                               =======   =======    ========     ======    =======   =======   ========   =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                             VAN KAMPEN UNIVERSAL INSTITUTIONAL
                                                           ROYCE CAPITAL FUND                         FUNDS -- CLASS II
                                               ------------------------------------------   -------------------------------------
                                                                                               CORE PLUS
                                                    SMALL-CAP              MICRO-CAP          FIXED INCOME      U.S. REAL ESTATE
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                               --------------------   -------------------   ----------------   ------------------
                                                 2005        2004       2005       2004      2005      2004      2005      2004
                                               ---------   --------   --------   --------   -------   ------   --------   -------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (7,827)  $ (2,945)  $ (1,363)  $ (2,280)  $   473   $   82   $    183   $  (118)
  Reinvested capital gains...................      7,871     28,555      4,554     17,996       147        7      1,524         8
  Realized gain (loss).......................     34,033      6,085      4,782      5,791      (113)       1      4,537        10
  Unrealized gain (loss).....................     22,178     49,138     20,922      1,238      (129)      17       (362)    6,939
                                               ---------   --------   --------   --------   -------   ------   --------   -------
     Net increase (decrease) in contract
       owners' equity from operations........     56,255     80,833     28,895     22,745       378      107      5,882     6,839
                                               ---------   --------   --------   --------   -------   ------   --------   -------
Equity transactions:
  Contract purchase payments.................     11,238     10,285        325      5,430         0        0      1,488     1,008
  Transfers to & from other subaccounts......    235,579    417,072     49,055    128,887    33,804    2,170    (18,962)   40,703
  Transfers to & from fixed dollar
     contract................................     42,805     12,875     21,096       (311)    2,968        0          0         0
  Withdrawals & surrenders...................   (191,427)   (17,673)   (60,670)   (23,666)   (6,053)       0     (7,000)        0
  Surrender charges (note 2).................       (233)       (11)      (174)       (11)       (1)       0       (228)        0
  Annual contract charges (note 2)...........       (372)      (109)      (115)      (117)       (6)      (1)       (11)      (11)
  Annuity & death benefit payments...........     (6,734)    (3,584)      (838)    (3,403)     (416)       0          0         0
                                               ---------   --------   --------   --------   -------   ------   --------   -------
     Net equity transactions.................     90,856    418,855      8,679    106,809    30,296    2,169    (24,713)   41,700
                                               ---------   --------   --------   --------   -------   ------   --------   -------
       Net change in contract owners'
          equity.............................    147,111    499,688     37,574    129,554    30,674    2,276    (18,831)   48,539
Contract owners' equity:
  Beginning of period........................    596,330     96,642    257,535    127,981     5,520    3,244     48,794       255
                                               ---------   --------   --------   --------   -------   ------   --------   -------
  End of period..............................  $ 743,441   $596,330   $295,109   $257,535   $36,194   $5,520   $ 29,963   $48,794
                                               =========   ========   ========   ========   =======   ======   ========   =======
Change in units:
  Beginning units............................     34,468      6,908     15,534      8,698       464      281      2,826        20
                                               ---------   --------   --------   --------   -------   ------   --------   -------
  Units purchased............................     27,922     34,328      6,328     13,220     3,033      183        337     2,807
  Units redeemed.............................    (22,382)    (6,768)    (5,737)    (6,384)     (536)       0     (1,659)       (1)
                                               ---------   --------   --------   --------   -------   ------   --------   -------
  Ending units...............................     40,008     34,468     16,125     15,534     2,961      464      1,504     2,826
                                               =========   ========   ========   ========   =======   ======   ========   =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                FRANKLIN TEMPLETON
                                                                VARIABLE INSURANCE
                                                              PRODUCTS TRUST CLASS 2
                                                              ----------------------
                                                                 FRANKLIN INCOME
                                                                    SECURITIES            TOTAL          TOTAL
                                                                    SUBACCOUNT         SUBACCOUNTS    SUBACCOUNTS
                                                              ----------------------   ------------   ------------
                                                                     2005(A)               2005           2004
                                                              ----------------------   ------------   ------------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................          $   (2)          $   (417,673)  $   (583,386)
  Reinvested capital gains..................................               0                247,297        129,906
  Realized gain (loss)......................................               0               (943,149)    (2,931,204)
  Unrealized gain (loss)....................................              11              6,550,465     13,459,559
                                                                      ------           ------------   ------------
     Net increase (decrease) in contract owners' equity from
      operations............................................               9              5,436,940     10,074,875
                                                                      ------           ------------   ------------
Equity transactions:
  Contract purchase payments................................               0                726,298      1,454,790
  Transfers to & from other subaccounts.....................           1,996                     --             --
  Transfers to & from fixed dollar contract.................               0                 40,855       (574,397)
  Withdrawals & surrenders..................................               0            (13,659,888)   (13,287,321)
  Surrender charges (note 2)................................               0                (61,289)       (93,770)
  Annual contract charges (note 2)..........................               0                (49,596)       (56,542)
  Annuity & death benefit payments..........................               0             (1,982,122)    (1,819,879)
                                                                      ------           ------------   ------------
     Net equity transactions................................           1,996            (14,985,742)   (14,377,119)
                                                                      ------           ------------   ------------
       Net change in contract owners' equity................           2,005             (9,548,802)    (4,302,244)
Contract owners' equity:
  Beginning of period.......................................               0            105,112,121    109,414,365
                                                                      ------           ------------   ------------
  End of period.............................................          $2,005           $ 95,563,319   $105,112,121
                                                                      ======           ============   ============
Change in units:
  Beginning units...........................................               0              5,007,690      5,713,699
                                                                      ------           ------------   ------------
  Units purchased...........................................             199                554,512        644,060
  Units redeemed............................................               0             (1,269,876)    (1,350,069)
                                                                      ------           ------------   ------------
  Ending units..............................................             199              4,292,326      5,007,690
                                                                      ======           ============   ============

---------------

(a) Period from November 2, 2005, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2005

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Janus Aspen Series Institutional and Service Shares, Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Old Mutual Insurance Series Fund, Fidelity Variable Insurance Products Fund- Service Class 2, MFS Variable Insurance Trust -- Service Class, J.P. Morgan Series Trust II, PIMCO Variable Insurance Trust -- Administrative Shares, Calvert Variable Series, Inc., UBS Series Trust, The Prudential Series Fund, Inc., Dreyfus Variable Investment Fund -- Service Shares, Royce Capital Fund, and Franklin Templeton Variable Insurance Products Class 2 (collectively, the "Funds"). All the Funds, other than The Dow Target Variable Fund LLC, are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) and The Dow Target Variable Fund LLC (Dow Fund) , in which the Account invests. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar portions of their contracts.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

   The Company offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other distributions are also utilized.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(2) RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value for mortality and expense risk, on an annual basis.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   At the end of each valuation period, ONLIC charges on an annual basis for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The tables on the following pages illustrate product and contract fee charges by product:

   The following basic charges are assessed through reduction of daily unit values:

                                                              ANNUAL PAYMENT      VARIABLE INTEREST      FLEXIBLE PAYMENT
                                                               COMBINATION         ANNUITY ("VIA")         COMBINATION
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than 1.55%).......          0.75%                 1.05%                 0.85%
   ADMINISTRATIVE EXPENSES..............................          0.25%                 0.25%                 0.25%
   Total expenses.......................................          1.00%                 1.30%                 1.10%

   The following charges are assessed through the redemption of units:

   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time         No Charge                 $25                    $25
   of surrender of the contract)........................
   TRANSFER FEE -- per transfer (currently no charge for         $3 to $15                 NA                  $3 to $15
   the first 4 transfers each contract year)............
                                                             3.3% to 6.3% for
                                                            sales expense, 1.2%
                                                                to 2.2% for
                                                              administrative
                                                             expense, and 0.5%
                                                             for death benefit
   PURCHASE PAYMENT CHARGES.............................          premium               No Charge              No Charge

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                              ANNUAL PAYMENT       VARIABLE INTEREST ANNUITY     FLEXIBLE PAYMENT
                                                                COMBINATION                 ("VIA")                 COMBINATION
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a
   contract is surrendered or a partial withdrawal of a
   participant's account value is made for any other
   reason than to make a plan payment to a participant.                                                           6% in the first
   Percentages vary with the number of years from                                                                year to 0% in the
   purchase.............................................         No charge               No charge                 seventh year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they
   will be deducted from purchase payments..............       0.5% to 4.0%             0.5% to 4.0%               0.5% to 4.0%

   The following basic charges are assessed through reduction of daily unit values:

                                                                                           TOP
                                                                   TOP I                TRADITION              TOP PLUS
   MORTALITY AND EXPENSE RISK FEES
   (May increase annually to not more than 1.55%).......      0.85% to 1.05%              0.85%                  0.65%

   ADMINISTRATIVE EXPENSES..............................           0.25%                  0.25%                  0.25%
   Total expenses.......................................      1.10% to 1.30%              1.10%                  0.90%

   The following charges are assessed through the redemption of units:

   ANNUAL CONTRACT FEE
   Each year on the contract anniversary (or at the time
   of surrender of the contract)........................            $30                    $30                 No charge
   TRANSFER FEE -- per transfer
   (currently no charge for the first 4 transfers each
   contract year).......................................         $3 to $15              $3 to $15              $3 to $15
   PURCHASE PAYMENT CHARGES.............................         No charge              No charge              No charge
   SURRENDER CHARGES
   A withdrawal charge may be assessed by ONLIC when a
   contract is surrendered or a partial withdrawal of a
   participant's account value is made for any other         5% of payments in      7.75% of payments
   reason than to make a plan payment to a participant.       the last eight        in the last eight       6% in the first
   Percentages vary with the number of years from             years on amount        years on amount       year to 0% in the
   purchase.............................................        surrendered            surrendered           seventh year
   STATE PREMIUM TAXES
   In those jurisdictions permitting, such taxes will be
   deducted when annuity payments begin. Otherwise, they
   will be deducted from purchase payments..............       0.5% to 4.0%           0.5% to 4.0%           0.5% to 4.0%

   Further information regarding fees, terms, and availability of all products listed above are provided in the prospectus for the "Top Plus" product.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the account.

(4) FUND MERGERS & REPLACEMENTS

   Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

   Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

   ACQUIRED PORTFOLIOS                                  ACQUIRING PORTFOLIOS
   Dow Target 10 -- February Portfolio                  Dow Target 10 -- January Portfolio
   Dow Target 10 -- March Portfolio

   Dow Target 10 -- May Portfolio                       Dow Target 10 -- April Portfolio
   Dow Target 10 -- June Portfolio

   Dow Target 10 -- August Portfolio                    Dow Target 10 -- July Portfolio
   Dow Target 10 -- September Portfolio

   Dow Target 10 -- November Portfolio                  Dow Target 10 -- October Portfolio
   Dow Target 10 -- December Portfolio

   Dow Target 5 -- February Portfolio                   Dow Target 5 -- January Portfolio
   Dow Target 5 -- March Portfolio

   Dow Target 5 -- May Portfolio                        Dow Target 5 -- April Portfolio
   Dow Target 5 -- June Portfolio

   Dow Target 5 -- August Portfolio                     Dow Target 5 -- July Portfolio
   Dow Target 5 -- September Portfolio

   Dow Target 5 -- November Portfolio                   Dow Target 5 -- October Portfolio
   Dow Target 5 -- December Portfolio

   Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

   Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

(5) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners' equity for contracts in the accumulation period, and excludes the portion of contract owners' equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
   2005
     Annual Payment Combination........        8,078    $197.310970   $ 1,593,905     1.00%        5.06%      0.00%
     Flexible Payment Combination......          749    $ 99.953545   $    74,845     1.10%        4.95%      0.00%
     Top I.............................        6,088    $ 86.744364   $   528,119     1.10%        4.95%      0.00%
     Top Tradition.....................      220,294    $ 73.194476   $16,124,295     1.10%        4.95%      0.00%
     Top Plus..........................      210,376    $ 24.856418   $ 5,229,190     0.90%        5.16%      0.00%
                                          ----------                  -----------
                                             445,585                  $23,550,354
                                          ----------                  -----------
   2004
     Annual Payment Combination........        8,746    $187.813735   $ 1,642,655     1.00%       11.32%      0.05%
     Flexible Payment Combination......          740    $ 95.236348   $    70,478     1.10%       11.21%      0.04%
     Top I.............................        6,657    $ 82.650560   $   550,183     1.10%       11.21%      0.04%
     Top Tradition.....................      262,643    $ 69.740136   $18,316,727     1.10%       11.21%      0.04%
     Top Plus..........................      262,302    $ 23.636618   $ 6,199,951     0.90%       11.43%      0.04%
                                          ----------                  -----------
                                             541,088                   26,779,994
                                          ----------                  -----------
   2003
     Annual Payment Combination........        8,900    $168.716233   $ 1,501,606     1.00%       42.92%      0.18%
     Flexible Payment Combination......          798    $ 85.637325   $    68,359     1.10%       42.78%      0.18%
     Top I.............................        7,102    $ 74.320073   $   527,779     1.10%       42.78%      0.18%
     Top Tradition.....................      295,374    $ 62.710914   $18,523,183     1.10%       42.78%      0.18%
     Top Plus..........................      297,330    $ 21.212109   $ 6,306,993     0.90%       43.06%      0.18%
                                          ----------                  -----------
                                             609,504                  $26,927,920
                                          ----------                  -----------
   2002
     Annual Payment Combination........        9,429    $118.048746   $ 1,113,126     1.00%      -19.55%      0.36%
     Flexible Payment Combination......          787    $ 59.978655   $    47,186     1.10%      -19.63%      0.37%
     Top I.............................        7,635    $ 52.052278   $   397,411     1.10%      -19.63%      0.36%
     Top Tradition.....................      335,950    $ 43.921459   $14,755,423     1.10%      -19.63%      0.35%
     Top Plus..........................      336,899    $ 14.827204   $ 4,995,271     0.90%      -19.47%      0.35%
                                          ----------                  -----------
                                             690,700                  $21,308,417
                                          ----------                  -----------
   2001
     Annual Payment Combination........       10,406    $146.729444   $ 1,526,816     1.00%       -9.34%      0.29%
     Flexible Payment Combination......          787    $ 74.624813   $    58,755     1.10%       -9.43%      0.29%
     Top I.............................        9,481    $ 64.762873   $   614,013     1.10%       -9.43%      0.29%
     Top Tradition.....................      430,401    $ 54.646612   $23,519,980     1.10%       -9.43%      0.29%
     Top Plus..........................      420,320    $ 18.411312   $ 7,738,643     0.90%       -9.25%      0.29%
                                          ----------                  -----------
                                             871,395                  $33,458,207
                                          ----------                  -----------
   MONEY MARKET SUBACCOUNT
   2005
     VIA...............................        2,401    $ 31.887866   $    76,554     1.30%        1.62%      2.94%
     Top I.............................        2,311    $ 24.180821   $    55,887     1.30%        1.62%      2.90%
     Top Tradition.....................       40,430    $ 21.972068   $   888,331     1.10%        1.82%      2.95%
     Top Plus..........................       10,082    $ 14.247177   $   143,646     0.90%        2.02%      2.75%
                                          ----------                  -----------
                                              55,224                  $ 1,164,418
                                          ----------                  -----------
   2004
     VIA...............................        2,561    $ 31.379976   $    80,362     1.30%       -0.29%      1.02%
     Top I.............................        3,246    $ 23.795684   $    77,240     1.30%       -0.29%      1.03%
     Top Tradition.....................       46,172    $ 21.579558   $   996,362     1.10%       -0.09%      0.99%
     Top Plus..........................       13,190    $ 13.965057   $   184,210     0.90%        0.11%      0.86%
                                          ----------                  -----------
                                              65,169                    1,338,174
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   MONEY MARKET SUBACCOUNT (CONTINUED)
   2003
     VIA...............................        2,739    $ 31.471062   $    86,201     1.30%       -0.55%      0.74%
     Top I.............................        3,281    $ 23.864748   $    78,309     1.30%       -0.55%      0.75%
     Top Tradition.....................       69,694    $ 21.599335   $ 1,505,353     1.10%       -0.36%      0.75%
     Top Plus..........................       59,329    $ 13.950124   $   827,639     0.90%       -0.16%      0.75%
                                          ----------                  -----------
                                             135,043                  $ 2,497,502
                                          ----------                  -----------
   2002
     VIA...............................        3,201    $ 31.645984   $   101,304     1.30%        0.09%      1.40%
     Top I.............................        4,118    $ 23.997404   $    98,810     1.30%        0.09%      1.40%
     Top Tradition.....................       99,162    $ 21.676487   $ 2,149,488     1.10%        0.28%      1.37%
     Top Plus..........................      105,701    $ 13.972279   $ 1,476,881     0.90%        0.48%      1.41%
                                          ----------                  -----------
                                             212,182                  $ 3,826,483
                                          ----------                  -----------
   2001
     VIA...............................        6,496    $ 31.618739   $   205,383     1.30%        2.46%      3.57%
     Top I.............................        4,187    $ 23.976750   $   100,386     1.30%        2.46%      3.58%
     Top Tradition.....................      143,776    $ 21.615037   $ 3,107,722     1.10%        2.67%      3.36%
     Top Plus..........................      119,581    $ 13.905126   $ 1,662,852     0.90%        2.87%      3.50%
                                          ----------                  -----------
                                             274,040                  $ 5,076,343
                                          ----------                  -----------
   BOND SUBACCOUNT
   2005
     Top I.............................          220    $ 42.595323   $     9,351     1.10%       -0.67%      3.62%
     Top Tradition.....................       57,202    $ 35.671271   $ 2,040,484     1.10%       -0.67%      3.58%
     Top Plus..........................       49,472    $ 17.875999   $   884,366     0.90%       -0.48%      3.26%
                                          ----------                  -----------
                                             106,894                  $ 2,934,201
                                          ----------                  -----------
   2004
     Top I.............................          222    $ 42.883430   $     9,537     1.10%        4.73%      0.00%
     Top Tradition.....................       62,858    $ 35.912547   $ 2,257,383     1.10%        4.73%      0.00%
     Top Plus..........................       61,712    $ 17.961382   $ 1,108,431     0.90%        4.94%      0.00%
                                          ----------                  -----------
                                             124,792                    3,375,351
                                          ----------                  -----------
   2003
     Top I.............................          225    $ 40.945593   $     9,228     1.10%        9.26%      4.72%
     Top Tradition.....................       82,203    $ 34.289720   $ 2,818,702     1.10%        9.26%      5.54%
     Top Plus..........................       77,170    $ 17.115732   $ 1,320,820     0.90%        9.48%      5.59%
                                          ----------                  -----------
                                             159,598                  $ 4,148,750
                                          ----------                  -----------
   2002
     Top I.............................          229    $ 37.475703   $     8,575     1.10%        7.47%      5.83%
     Top Tradition.....................       97,963    $ 31.383869   $ 3,074,448     1.10%        7.47%      5.95%
     Top Plus..........................       94,133    $ 15.634301   $ 1,471,714     0.90%        7.69%      6.16%
                                          ----------                  -----------
                                             192,325                  $ 4,554,737
                                          ----------                  -----------
   2001
     Top I.............................          709    $ 34.869720   $    24,711     1.10%        7.23%      6.21%
     Top Tradition.....................       98,552    $ 29.201497   $ 2,877,868     1.10%        7.23%      6.40%
     Top Plus..........................       76,526    $ 14.518370   $ 1,111,036     0.90%        7.45%      6.28%
                                          ----------                  -----------
                                             175,787                  $ 4,013,615
                                          ----------                  -----------
   OMNI SUBACCOUNT
   2005
     Top I.............................       15,726    $ 35.381987   $   556,407     1.10%        8.30%      1.30%
     Top Tradition.....................      176,533    $ 35.159013   $ 6,206,739     1.10%        8.30%      1.20%
     Top Plus..........................      109,056    $ 14.952467   $ 1,630,656     0.90%        8.51%      1.20%
                                          ----------                  -----------
                                             301,315                  $ 8,393,802
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   OMNI SUBACCOUNT (CONTINUED)
   2004
     Top I.............................       15,919    $ 32.671066   $   520,077     1.10%        5.95%      1.39%
     Top Tradition.....................      214,582    $ 32.465180   $ 6,966,441     1.10%        5.95%      1.33%
     Top Plus..........................      136,972    $ 13.779581   $ 1,887,420     0.90%        6.16%      1.31%
                                          ----------                  -----------
                                             367,473                    9,373,938
                                          ----------                  -----------
   2003
     Top I.............................       16,325    $ 30.836972   $   503,405     1.10%       24.83%      1.77%
     Top Tradition.....................      247,514    $ 30.642638   $ 7,584,483     1.10%       24.83%      1.76%
     Top Plus..........................      164,162    $ 12.980233   $ 2,130,865     0.90%       25.07%      1.76%
                                          ----------                  -----------
                                             428,001                  $10,218,753
                                          ----------                  -----------
   2002
     Top I.............................       16,747    $ 24.704037   $   413,724     1.10%      -23.62%      1.91%
     Top Tradition.....................      288,071    $ 24.548349   $ 7,071,660     1.10%      -23.62%      1.87%
     Top Plus..........................      193,979    $ 10.378160   $ 2,013,149     0.90%      -23.46%      1.83%
                                          ----------                  -----------
                                             498,797                  $ 9,498,533
                                          ----------                  -----------
   2001
     Top I.............................       17,790    $ 32.341620   $   575,351     1.10%      -14.02%      1.85%
     Top Tradition.....................      359,975    $ 32.137789   $11,568,815     1.10%      -14.02%      1.80%
     Top Plus..........................      262,133    $ 13.559807   $ 3,554,473     0.90%      -13.84%      1.76%
                                          ----------                  -----------
                                             639,898                  $15,698,639
                                          ----------                  -----------
   INTERNATIONAL SUBACCOUNT
   2005
     Top I.............................        3,487    $ 19.091962   $    66,565     1.10%        8.21%      0.04%
     Top Tradition.....................      255,683    $ 19.091962   $ 4,881,484     1.10%        8.21%      0.04%
     Top Plus..........................      117,757    $ 17.076646   $ 2,010,903     0.90%        8.42%      0.04%
                                          ----------                  -----------
                                             376,927                  $ 6,958,952
                                          ----------                  -----------
   2004
     Top I.............................        4,193    $ 17.643397   $    73,981     1.10%       11.74%      0.00%
     Top Tradition.....................      292,781    $ 17.643397   $ 5,165,651     1.10%       11.74%      0.00%
     Top Plus..........................      149,308    $ 15.749854   $ 2,351,581     0.90%       11.96%      0.00%
                                          ----------                  -----------
                                             446,282                    7,591,213
                                          ----------                  -----------
   2003
     Top I.............................        4,425    $ 15.789447   $    69,875     1.10%       31.15%      0.46%
     Top Tradition.....................      383,253    $ 15.789447   $ 6,051,352     1.10%       31.15%      0.46%
     Top Plus..........................      182,547    $ 14.066942   $ 2,567,874     0.90%       31.41%      0.44%
                                          ----------                  -----------
                                             570,225                  $ 8,689,101
                                          ----------                  -----------
   2002
     Top I.............................        5,018    $ 12.039008   $    60,418     1.10%      -21.51%      0.26%
     Top Tradition.....................      473,133    $ 12.039008   $ 5,696,051     1.10%      -21.51%      0.26%
     Top Plus..........................      256,818    $ 10.704470   $ 2,749,100     0.90%      -21.36%      0.26%
                                          ----------                  -----------
                                             734,969                  $ 8,505,569
                                          ----------                  -----------
   2001
     Top I.............................        6,004    $ 15.338791   $    92,088     1.10%      -30.33%      0.00%
     Top Tradition.....................      577,856    $ 15.338791   $ 8,863,613     1.10%      -30.33%      0.00%
     Top Plus..........................      359,879    $ 13.611451   $ 4,898,478     0.90%      -30.19%      0.00%
                                          ----------                  -----------
                                             943,739                  $13,854,179
                                          ----------                  -----------
   CAPITAL APPRECIATION SUBACCOUNT
   2005
     Top I.............................          506    $ 27.490513   $    13,923     1.10%        4.12%      0.50%
     Top Tradition.....................      152,120    $ 27.490513   $ 4,181,853     1.10%        4.12%      0.50%
     Top Plus..........................      112,055    $ 31.137683   $ 3,489,116     0.90%        4.33%      0.51%
                                          ----------                  -----------
                                             264,681                  $ 7,684,892
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   CAPITAL APPRECIATION SUBACCOUNT
     (CONTINUED)
   2004
     Top I.............................          659    $ 26.401629   $    17,386     1.10%       11.27%      0.37%
     Top Tradition.....................      188,749    $ 26.401629   $ 4,983,269     1.10%       11.27%      0.36%
     Top Plus..........................      132,036    $ 29.845326   $ 3,940,692     0.90%       11.49%      0.36%
                                          ----------                  -----------
                                             321,444                    8,941,347
                                          ----------                  -----------
   2003
     Top I.............................          796    $ 23.726799   $    18,883     1.10%       30.10%      0.26%
     Top Tradition.....................      233,847    $ 23.726799   $ 5,548,448     1.10%       30.10%      0.25%
     Top Plus..........................      149,708    $ 26.768431   $ 4,007,446     0.90%       30.35%      0.25%
                                          ----------                  -----------
                                             384,351                  $ 9,574,777
                                          ----------                  -----------
   2002
     Top I.............................          944    $ 18.237893   $    17,220     1.10%      -21.02%      0.20%
     Top Tradition.....................      300,763    $ 18.237893   $ 5,485,282     1.10%      -21.02%      0.21%
     Top Plus..........................      192,817    $ 20.535249   $ 3,959,535     0.90%      -20.86%      0.20%
                                          ----------                  -----------
                                             494,524                  $ 9,462,037
                                          ----------                  -----------
   2001
     Top I.............................        1,319    $ 23.091636   $    30,464     1.10%        8.50%      0.49%
     Top Tradition.....................      311,695    $ 23.091636   $ 7,197,536     1.10%        8.50%      0.49%
     Top Plus..........................      214,554    $ 25.948909   $ 5,567,434     0.90%        8.72%      0.49%
                                          ----------                  -----------
                                             527,568                  $12,795,434
                                          ----------                  -----------
   DISCOVERY SUBACCOUNT
   2005
     Top I.............................        1,578    $ 23.732936   $    37,457     1.10%       -1.08%      0.00%
     Top Tradition.....................      117,776    $ 23.732936   $ 2,795,178     1.10%       -1.08%      0.00%
     Top Plus..........................       68,303    $ 31.524814   $ 2,153,209     0.90%       -0.89%      0.00%
                                          ----------                  -----------
                                             187,657                  $ 4,985,844
                                          ----------                  -----------
   2004
     Top I.............................        1,670    $ 23.993241   $    40,071     1.10%        9.72%      0.00%
     Top Tradition.....................      147,640    $ 23.993241   $ 3,542,358     1.10%        9.72%      0.00%
     Top Plus..........................       92,156    $ 31.807684   $ 2,931,272     0.90%        9.94%      0.00%
                                          ----------                  -----------
                                             241,466                    6,513,701
                                          ----------                  -----------
   2003
     Top I.............................        1,688    $ 21.867330   $    36,907     1.10%       36.17%      0.00%
     Top Tradition.....................      173,031    $ 21.867330   $ 3,783,736     1.10%       36.17%      0.00%
     Top Plus..........................      120,254    $ 28.931906   $ 3,479,182     0.90%       36.44%      0.00%
                                          ----------                  -----------
                                             294,973                  $ 7,299,825
                                          ----------                  -----------
   2002
     Top I.............................        1,299    $ 16.058949   $    20,865     1.10%      -33.47%      0.00%
     Top Tradition.....................      204,134    $ 16.058949   $ 3,278,179     1.10%      -33.47%      0.00%
     Top Plus..........................      147,878    $ 21.205098   $ 3,135,757     0.90%      -33.34%      0.00%
                                          ----------                  -----------
                                             353,311                  $ 6,434,801
                                          ----------                  -----------
   2001
     Top I.............................        1,252    $ 24.137799   $    30,230     1.10%      -19.25%      0.00%
     Top Tradition.....................      243,056    $ 24.137799   $ 5,866,831     1.10%      -19.25%      0.00%
     Top Plus..........................      180,341    $ 31.809662   $ 5,736,577     0.90%      -19.09%      0.00%
                                          ----------                  -----------
                                             424,649                  $11,633,638
                                          ----------                  -----------
   INTERNATIONAL SMALL COMPANY
     SUBACCOUNT
   2005
     Top I.............................          181    $ 24.667115   $     4,464     1.10%       27.60%      2.28%
     Top Tradition.....................       68,292    $ 24.667115   $ 1,684,579     1.10%       27.60%      0.49%
     Top Plus..........................       62,157    $ 26.876546   $ 1,670,559     0.90%       27.85%      0.48%
                                          ----------                  -----------
                                             130,630                  $ 3,359,602
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   INTERNATIONAL SMALL COMPANY SUBACCOUNT (CONTINUED)
   2004
     Top I.............................           22    $ 19.332118   $       433     1.10%       19.55%      1.08%
     Top Tradition.....................       67,429    $ 19.332118   $ 1,303,551     1.10%       19.55%      0.93%
     Top Plus..........................       66,705    $ 21.022163   $ 1,402,278     0.90%       19.79%      0.97%
                                          ----------                  -----------
                                             134,156                    2,706,262
                                          ----------                  -----------
   2003
     Top I.............................           22    $ 16.170236   $       363     1.10%       52.24%      0.22%
     Top Tradition.....................       86,116    $ 16.170236   $ 1,392,519     1.10%       52.24%      0.22%
     Top Plus..........................       80,751    $ 17.549014   $ 1,417,098     0.90%       52.54%      0.22%
                                          ----------                  -----------
                                             166,889                  $ 2,809,980
                                          ----------                  -----------
   2002
     Top I.............................           23    $ 10.621378   $       240     1.10%      -15.93%      0.00%
     Top Tradition.....................       90,154    $ 10.621378   $   957,562     1.10%      -15.93%      0.00%
     Top Plus..........................      101,302    $ 11.504273   $ 1,165,410     0.90%      -15.77%      0.00%
                                          ----------                  -----------
                                             191,479                  $ 2,123,212
                                          ----------                  -----------
   2001
     Top I.............................           23    $ 12.634695   $       286     1.10%      -30.05%      0.00%
     Top Tradition.....................      109,586    $ 12.634695   $ 1,384,590     1.10%      -30.05%      0.00%
     Top Plus..........................      121,151    $ 13.657853   $ 1,654,668     0.90%      -29.91%      0.00%
                                          ----------                  -----------
                                             230,760                  $ 3,039,544
                                          ----------                  -----------
   AGGRESSIVE GROWTH SUBACCOUNT
   2005
     Top Tradition.....................       40,432    $  7.052988   $   285,165     1.10%       12.05%      0.02%
     Top Plus..........................       43,493    $  8.640452   $   375,797     0.90%       12.27%      0.02%
                                          ----------                  -----------
                                              83,925                  $   660,962
                                          ----------                  -----------
   2004
     Top Tradition.....................       55,633    $  6.294415   $   350,174     1.10%        7.77%      0.00%
     Top Plus..........................       47,625    $  7.695920   $   366,518     0.90%        7.98%      0.00%
                                          ----------                  -----------
                                             103,258                      716,692
                                          ----------                  -----------
   2003
     Top Tradition.....................       71,645    $  5.840646   $   418,457     1.10%       30.06%      0.00%
     Top Plus..........................       59,982    $  7.126951   $   427,487     0.90%       30.32%      0.00%
                                          ----------                  -----------
                                             131,627                  $   845,944
                                          ----------                  -----------
   2002
     Top Tradition.....................       79,553    $  4.490665   $   357,248     1.10%      -28.70%      0.00%
     Top Plus..........................       70,450    $  5.468849   $   385,278     0.90%      -28.56%      0.00%
                                          ----------                  -----------
                                             150,003                  $   742,526
                                          ----------                  -----------
   2001
     Top Tradition.....................       93,890    $  6.298389   $   591,354     1.10%      -32.56%      1.02%
     Top Plus..........................       86,473    $  7.655137   $   661,959     0.90%      -32.43%      0.99%
                                          ----------                  -----------
                                             180,363                  $ 1,253,313
                                          ----------                  -----------
   SMALL CAP GROWTH SUBACCOUNT
   2005
     Top I.............................        1,438    $  8.130715   $    11,695     1.10%        5.32%      0.00%
     Top Tradition.....................       57,878    $ 12.042400   $   696,988     1.10%        5.32%      0.00%
     Top Plus..........................       19,743    $ 12.258855   $   242,020     0.90%        5.53%      0.00%
                                          ----------                  -----------
                                              79,059                  $   950,703
                                          ----------                  -----------
   2004
     Top I.............................        1,440    $  7.719698   $    11,115     1.10%       10.23%      0.00%
     Top Tradition.....................       72,248    $ 11.433639   $   826,055     1.10%       10.23%      0.00%
     Top Plus..........................       25,400    $ 11.616196   $   295,060     0.90%       10.45%      0.00%
                                          ----------                  -----------
                                              99,088                  $ 1,132,230
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   SMALL CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2003
     Top I.............................          614    $  7.003370   $     4,296     1.10%       43.77%      0.00%
     Top Tradition.....................       83,787    $ 10.372684   $   869,100     1.10%       43.77%      0.00%
     Top Plus..........................       40,962    $ 10.517403   $   430,817     0.90%       44.05%      0.00%
                                          ----------                  -----------
                                             125,363                  $ 1,304,213
                                          ----------                  -----------
   2002
     Top I.............................          614    $  4.871298   $     2,991     1.10%      -29.90%      0.00%
     Top Tradition.....................      110,406    $  7.214868   $   796,564     1.10%      -29.90%      0.00%
     Top Plus..........................       51,775    $  7.301096   $   378,011     0.90%      -29.76%      0.00%
                                          ----------                  -----------
                                             162,795                  $ 1,177,566
                                          ----------                  -----------
   2001
     Top I.............................          615    $  6.948667   $     4,270     1.10%      -40.16%      0.00%
     Top Tradition.....................      133,771    $ 10.291639   $ 1,376,725     1.10%      -40.16%      0.00%
     Top Plus..........................       66,185    $ 10.393992   $   687,930     0.90%      -40.04%      0.00%
                                          ----------                  -----------
                                             200,571                  $ 2,068,925
                                          ----------                  -----------
   MID CAP OPPORTUNITY SUBACCOUNT
   2005
     Top I.............................        1,795    $ 13.401489   $    24,065     1.10%        8.79%      0.00%
     Top Tradition.....................      163,347    $ 23.330098   $ 3,810,898     1.10%        8.79%      0.00%
     Top Plus..........................       95,999    $ 23.749133   $ 2,279,886     0.90%        9.00%      0.00%
                                          ----------                  -----------
                                             261,141                  $ 6,114,849
                                          ----------                  -----------
   2004
     Top I.............................        1,799    $ 12.318904   $    22,159     1.10%       12.32%      0.00%
     Top Tradition.....................      211,731    $ 21.445455   $ 4,540,664     1.10%       12.32%      0.00%
     Top Plus..........................      134,054    $ 21.787570   $ 2,920,720     0.90%       12.54%      0.00%
                                          ----------                  -----------
                                             347,584                  $ 7,483,543
                                          ----------                  -----------
   2003
     Top I.............................        1,817    $ 10.967734   $    19,929     1.10%       44.75%      0.04%
     Top Tradition.....................      243,025    $ 19.093264   $ 4,640,145     1.10%       44.75%      0.04%
     Top Plus..........................      178,954    $ 19.359387   $ 3,464,434     0.90%       45.04%      0.04%
                                          ----------                  -----------
                                             423,796                  $ 8,124,508
                                          ----------                  -----------
   2002
     Top I.............................        1,812    $  7.576987   $    13,732     1.10%      -26.44%      0.00%
     Top Tradition.....................      284,594    $ 13.190461   $ 3,753,927     1.10%      -26.44%      0.00%
     Top Plus..........................      213,781    $ 13.347926   $ 2,853,531     0.90%      -26.29%      0.00%
                                          ----------                  -----------
                                             500,187                  $ 6,621,190
                                          ----------                  -----------
   2001
     Top I.............................        1,699    $ 10.300307   $    17,504     1.10%      -13.79%      1.18%
     Top Tradition.....................      321,519    $ 17.931371   $ 5,765,284     1.10%      -13.79%      1.26%
     Top Plus..........................      256,915    $ 18.109480   $ 4,652,589     0.90%      -13.61%      1.26%
                                          ----------                  -----------
                                             580,133                  $10,435,377
                                          ----------                  -----------
   S&P 500 INDEX SUBACCOUNT
   2005
     Top I.............................        5,641    $  9.271844   $    52,300     1.10%        3.33%      1.03%
     Top Tradition.....................      258,743    $ 17.402963   $ 4,502,900     1.10%        3.33%      0.98%
     Top Plus..........................      209,039    $ 17.715460   $ 3,703,228     0.90%        3.54%      0.97%
                                          ----------                  -----------
                                             473,423                  $ 8,258,428
                                          ----------                  -----------
   2004
     Top I.............................        6,239    $  8.972855   $    55,985     1.10%        9.10%      1.07%
     Top Tradition.....................      310,573    $ 16.841761   $ 5,230,593     1.10%        9.10%      1.12%
     Top Plus..........................      244,616    $ 17.110362   $ 4,185,460     0.90%        9.32%      1.09%
                                          ----------                  -----------
                                             561,428                  $ 9,472,038
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   S&P 500 INDEX SUBACCOUNT (CONTINUED)
   2003
     Top I.............................        7,097    $  8.224458   $    58,368     1.10%       26.45%      1.22%
     Top Tradition.....................      341,395    $ 15.437040   $ 5,270,130     1.10%       26.45%      1.18%
     Top Plus..........................      264,354    $ 15.652148   $ 4,137,701     0.90%       26.70%      1.20%
                                          ----------                  -----------
                                             612,846                  $ 9,466,199
                                          ----------                  -----------
   2002
     Top I.............................        6,415    $  6.504141   $    41,724     1.10%      -23.47%      1.11%
     Top Tradition.....................      413,646    $ 12.208071   $ 5,049,816     1.10%      -23.47%      1.08%
     Top Plus..........................      286,685    $ 12.353754   $ 3,541,638     0.90%      -23.32%      1.07%
                                          ----------                  -----------
                                             706,746                  $ 8,633,178
                                          ----------                  -----------
   2001
     Top I.............................        6,417    $  8.499003   $    54,537     1.10%      -14.28%      2.05%
     Top Tradition.....................      485,469    $ 15.952375   $ 7,744,380     1.10%      -14.28%      2.02%
     Top Plus..........................      376,373    $ 16.110753   $ 6,063,648     0.90%      -14.11%      2.03%
                                          ----------                  -----------
                                             868,259                  $13,862,565
                                          ----------                  -----------
   SOCIAL AWARENESS SUBACCOUNT (NOTE 4)
   2002
     Top I.............................        1,051    $  5.511170   $     5,791     1.10%      -29.10%      0.00%
     Top Tradition.....................        8,518    $  5.388262   $    45,895     1.10%      -29.10%      0.00%
     Top Plus..........................        6,744    $  5.452617   $    36,778     0.90%      -28.95%      0.00%
                                          ----------                  -----------
                                              16,313                  $    88,464
                                          ----------                  -----------
   2001
     Top I.............................        1,052    $  7.772669   $     8,170     1.10%      -20.66%      0.00%
     Top Tradition.....................       10,595    $  7.599331   $    80,517     1.10%      -20.66%      0.00%
     Top Plus..........................        8,009    $  7.674852   $    61,471     0.90%      -20.50%      0.00%
                                          ----------                  -----------
                                              19,656                  $   150,158
                                          ----------                  -----------
   BLUE CHIP SUBACCOUNT
   2005
     Top I.............................        1,048    $ 10.993372   $    11,520     1.10%        3.60%      0.99%
     Top Tradition.....................       11,112    $ 10.993372   $   122,165     1.10%        3.60%      0.90%
     Top Plus..........................        8,098    $ 11.128423   $    90,113     0.90%        3.80%      0.88%
                                          ----------                  -----------
                                              20,258                  $   223,798
                                          ----------                  -----------
   2004
     Top I.............................        1,048    $ 10.611435   $    11,123     1.10%        8.41%      1.37%
     Top Tradition.....................       14,125    $ 10.611435   $   149,889     1.10%        8.41%      1.33%
     Top Plus..........................        9,326    $ 10.720596   $    99,974     0.90%        8.62%      1.41%
                                          ----------                  -----------
                                              24,499                  $   260,986
                                          ----------                  -----------
   2003
     Top I.............................        1,049    $  9.788494   $    10,263     1.10%       25.21%      1.35%
     Top Tradition.....................       17,600    $  9.788494   $   172,281     1.10%       25.21%      1.22%
     Top Plus..........................        8,008    $  9.869589   $    79,039     0.90%       25.45%      1.46%
                                          ----------                  -----------
                                              26,657                  $   261,583
                                          ----------                  -----------
   2002
     Top I.............................        1,049    $  7.817892   $     8,200     1.10%      -20.31%      0.88%
     Top Tradition.....................       26,185    $  7.817892   $   204,713     1.10%      -20.31%      0.89%
     Top Plus..........................        3,847    $  7.867097   $    30,262     0.90%      -20.15%      1.09%
                                          ----------                  -----------
                                              31,081                  $   243,175
                                          ----------                  -----------
   2001
     Top I.............................        1,049    $  9.810085   $    10,293     1.10%       -5.27%      0.62%
     Top Tradition.....................       27,256    $  9.810085   $   267,386     1.10%       -5.27%      0.64%
     Top Plus..........................          531    $  9.852275   $     5,235     0.90%       -5.08%      0.52%
                                          ----------                  -----------
                                              28,836                  $   282,914
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   EQUITY INCOME SUBACCOUNT (NOTE 4)
   2002
     Top Tradition.....................       11,999    $  6.447392   $    77,361     1.10%      -21.74%      1.63%
     Top Plus..........................        4,254    $  6.487970   $    27,599     0.90%      -21.58%      1.60%
                                          ----------                  -----------
                                              16,253                  $   104,960
                                          ----------                  -----------
   2001
     Top Tradition.....................        4,026    $  8.238360   $    33,166     1.10%      -12.79%      1.56%
     Top Plus..........................        1,690    $  8.273785   $    13,982     0.90%      -12.61%      1.67%
                                          ----------                  -----------
                                               5,716                  $    47,148
                                          ----------                  -----------
   HIGH INCOME BOND SUBACCOUNT
   2005
     Top I.............................          155    $ 13.573436   $     2,110     1.10%        1.87%      4.68%
     Top Tradition.....................       15,778    $ 13.573436   $   214,166     1.10%        1.87%      5.06%
     Top Plus..........................       13,264    $ 13.740101   $   182,243     0.90%        2.08%      5.00%
                                          ----------                  -----------
                                              29,197                  $   398,519
                                          ----------                  -----------
   2004
     Top I.............................          160    $ 13.323676   $     2,137     1.10%        9.46%      0.29%
     Top Tradition.....................       13,543    $ 13.323676   $   180,439     1.10%        9.46%      0.32%
     Top Plus..........................       12,628    $ 13.460648   $   169,977     0.90%        9.68%      0.32%
                                          ----------                  -----------
                                              26,331                  $   352,553
                                          ----------                  -----------
   2003
     Top I.............................          190    $ 12.171803   $     2,310     1.10%       21.45%      7.59%
     Top Tradition.....................       15,768    $ 12.171803   $   191,919     1.10%       21.45%      7.55%
     Top Plus..........................       12,579    $ 12.272560   $   154,382     0.90%       21.69%      7.70%
                                          ----------                  -----------
                                              28,537                  $   348,611
                                          ----------                  -----------
   2002
     Top I.............................          184    $ 10.021930   $     1,841     1.10%        2.81%      7.55%
     Top Tradition.....................       18,792    $ 10.021930   $   188,331     1.10%        2.81%     11.57%
     Top Plus..........................        9,715    $ 10.084932   $    97,981     0.90%        3.02%     10.96%
                                          ----------                  -----------
                                              28,691                  $   288,153
                                          ----------                  -----------
   2001
     Top Tradition.....................        4,375    $  9.747713   $    42,651     1.10%        3.14%     19.62%
     Top Plus..........................        5,544    $  9.789608   $    54,278     0.90%        3.34%     13.83%
                                          ----------                  -----------
                                               9,919                  $    96,929
                                          ----------                  -----------
   CAPITAL GROWTH SUBACCOUNT
   2005
     Top Tradition.....................       34,954    $  8.375158   $   292,746     1.10%        1.50%      0.00%
     Top Plus..........................        7,429    $  8.478128   $    62,982     0.90%        1.71%      0.00%
                                          ----------                  -----------
                                              42,383                  $   355,728
                                          ----------                  -----------
   2004
     Top Tradition.....................       43,079    $  8.251025   $   355,446     1.10%       18.40%      0.00%
     Top Plus..........................       11,661    $  8.335993   $    97,203     0.90%       18.64%      0.00%
                                          ----------                  -----------
                                              54,740                  $   452,649
                                          ----------                  -----------
   2003
     Top Tradition.....................       42,681    $  6.968653   $   297,431     1.10%       38.58%      0.00%
     Top Plus..........................       16,087    $  7.026460   $   113,036     0.90%       38.85%      0.00%
                                          ----------                  -----------
                                              58,768                  $   410,467
                                          ----------                  -----------
   2002
     Top Tradition.....................       53,604    $  5.028760   $   269,563     1.10%      -42.69%      0.00%
     Top Plus..........................       16,769    $  5.060464   $    84,859     0.90%      -42.58%      0.00%
                                          ----------                  -----------
                                              70,373                  $   354,422
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   CAPITAL GROWTH SUBACCOUNT
     (CONTINUED)
   2001
     Top Tradition.....................       56,617    $  8.775196   $   496,824     1.10%      -15.54%      0.00%
     Top Plus..........................       17,041    $  8.812997   $   150,183     0.90%      -15.37%      0.00%
                                          ----------                  -----------
                                              73,658                  $   647,007
                                          ----------                  -----------
   NASDAQ-100 INDEX SUBACCOUNT
   2005
     Top Tradition.....................       28,135    $  3.984706   $   112,109     1.10%        0.33%      0.00%
     Top Plus..........................        9,618    $  4.029756   $    38,760     0.90%        0.53%      0.00%
                                          ----------                  -----------
                                              37,753                  $   150,869
                                          ----------                  -----------
   2004
     Top Tradition.....................       49,855    $  3.971406   $   197,995     1.10%        8.80%      0.00%
     Top Plus..........................       20,940    $  4.008381   $    83,933     0.90%        9.02%      0.00%
                                          ----------                  -----------
                                              70,795                  $   281,928
                                          ----------                  -----------
   2003
     Top Tradition.....................       45,176    $  3.650175   $   164,901     1.10%       46.26%      0.00%
     Top Plus..........................       23,035    $  3.676860   $    84,695     0.90%       46.54%      0.00%
                                          ----------                  -----------
                                              68,211                  $   249,596
                                          ----------                  -----------
   2002
     Top Tradition.....................       62,682    $  2.495758   $   156,439     1.10%      -38.02%      0.00%
     Top Plus..........................       23,289    $  2.509045   $    58,434     0.90%      -37.89%      0.00%
                                          ----------                  -----------
                                              85,971                  $   214,873
                                          ----------                  -----------
   2001
     Top Tradition.....................       40,975    $  4.026481   $   164,984     1.10%      -33.39%      0.00%
     Top Plus..........................       21,247    $  4.039873   $    85,834     0.90%      -33.26%      0.00%
                                          ----------                  -----------
                                              62,222                  $   250,818
                                          ----------                  -----------
   BRISTOL SUBACCOUNT
   2005
     Top Plus..........................        7,057    $ 12.321848   $    86,952     0.90%       11.03%      0.00%
   2004
     Top Plus..........................        7,224    $ 11.097582   $    80,165     0.90%        7.65%      1.01%
   2003
     Top Tradition.....................          518    $ 10.274749   $     5,322     1.10%       31.02%      2.07%
     Top Plus..........................        7,068    $ 10.308725   $    72,860     0.90%       31.28%      0.64%
                                          ----------                  -----------
                                               7,586                  $    78,182
                                          ----------                  -----------
   2002
     Top Plus..........................        3,038    $  7.852697   $    23,857     0.90%      -21.47%      0.00%       5/1/02
   BRYTON GROWTH SUBACCOUNT
   2005
     Top Tradition.....................          198    $ 10.050205   $     1,987     1.10%        3.17%      0.01%
     Top Plus..........................        5,043    $ 10.123465   $    51,059     0.90%        3.38%      0.02%
                                          ----------                  -----------
                                               5,241                  $    53,046
                                          ----------                  -----------
   2004
     Top Tradition.....................          314    $  9.741115   $     3,054     1.10%        6.33%      0.00%
     Top Plus..........................        5,576    $  9.792756   $    54,605     0.90%        6.54%      0.00%
                                          ----------                  -----------
                                               5,890                  $    57,659
                                          ----------                  -----------
   2003
     Top Tradition.....................        1,867    $  9.161204   $    17,109     1.10%       34.14%      0.00%
     Top Plus..........................        6,688    $  9.191509   $    61,472     0.90%       34.40%      0.00%
                                          ----------                  -----------
                                               8,555                  $    78,581
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.:
     (CONTINUED)
   BRYTON GROWTH SUBACCOUNT (CONTINUED)
   2002
     Top Tradition.....................        3,132    $  6.829705   $    21,394     1.10%      -31.70%      0.00%       5/1/02
     Top Plus..........................        3,641    $  6.838775   $    24,899     0.90%      -31.61%      0.00%       5/1/02
                                          ----------                  -----------
                                               6,773                  $    46,293
                                          ----------                  -----------
   DOW TARGET 10 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        5,096    $ 10.122592   $    51,585     1.10%       -7.24%      0.00%
   2004
     Top Tradition.....................        5,097    $ 10.913089   $    55,629     1.10%        2.09%      0.00%
   2003
     Top Tradition.....................        5,099    $ 10.689982   $    54,507     1.10%       23.88%      3.11%
   SECOND QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,640    $ 12.157413   $    32,094     1.10%       -3.67%      0.00%
   2004
     Top Tradition.....................        2,641    $ 12.620548   $    33,325     1.10%        0.82%      0.00%
   2003
     Top Tradition.....................        2,641    $ 12.518333   $    33,063     1.10%       26.97%      3.55%
   THIRD QUARTER SUBACCOUNT
   2005
     Top Tradition.....................          971    $ 11.849075   $    11,502     1.10%       -6.45%      0.00%
   2004
     Top Tradition.....................          971    $ 12.665868   $    12,299     1.10%        2.21%      0.00%
   2003
     Top Tradition.....................          971    $ 12.391628   $    12,037     1.10%       23.11%      3.34%
   FOURTH QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,421    $ 12.230451   $    29,613     1.10%       -5.54%      0.00%
   2004
     Top Tradition.....................        4,162    $ 12.947669   $    53,885     1.10%        0.04%      0.00%
   2003
     Top Tradition.....................        4,165    $ 12.943122   $    53,905     1.10%       22.47%      2.90%
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................        5,683    $  7.926971   $    45,050     1.10%      -13.99%      2.84%
   2001
     Top Tradition.....................        2,530    $  9.216288   $    23,316     1.10%       -2.42%      0.38%
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
   FIRST QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        4,851    $ 11.592905   $    56,242     1.10%       -3.26%      0.00%
   2004
     Top Tradition.....................        4,853    $ 11.983597   $    58,155     1.10%        9.48%      0.00%
   2003
     Top Tradition.....................        4,983    $ 10.945819   $    54,543     1.10%       18.25%      2.53%
   2002
     Top Tradition.....................            9    $  9.256458   $        84     1.10%      -13.55%      2.17%
   2001
     Top Tradition.....................          997    $ 10.707627   $    10,674     1.10%       -4.35%      1.89%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
     (CONTINUED)
   SECOND QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,700    $ 12.528382   $    33,823     1.10%       -4.15%      0.00%
   2004
     Top Tradition.....................        2,701    $ 13.070210   $    35,297     1.10%        9.75%      0.00%
   2003
     Top Tradition.....................        2,701    $ 11.908693   $    32,169     1.10%       21.91%      2.99%
   2002
     Top Tradition.....................           22    $  9.768484   $       217     1.10%      -10.51%      2.60%
   2001
     Top Tradition.....................          154    $ 10.916013   $     1,679     1.10%      -11.61%      1.95%
   THIRD QUARTER SUBACCOUNT
   2005
     Top Tradition.....................           40    $  9.421328   $       380     1.10%      -20.06%      0.00%
   2004
     Top Tradition.....................           40    $ 11.785236   $       477     1.10%        6.69%      0.00%
   2003
     Top Tradition.....................           41    $ 11.046269   $       448     1.10%       13.64%      3.04%
   2002
     Top Tradition.....................           13    $  9.720700   $       126     1.10%      -11.76%      2.39%
   2001
     Top Tradition.....................           13    $ 11.016026   $       144     1.10%       -6.33%      1.64%
   FOURTH QUARTER SUBACCOUNT
   2005
     Top Tradition.....................        2,360    $ 12.749342   $    30,083     1.10%      -13.45%      0.00%
     Top Plus..........................        3,282    $ 12.882396   $    42,281     0.90%      -13.28%      0.00%
                                          ----------                  -----------
                                               5,642                  $    72,364
                                          ----------                  -----------
   2004
     Top Tradition.....................        2,363    $ 14.730567   $    34,802     1.10%        5.40%      0.00%
     Top Plus..........................        3,282    $ 14.854913   $    48,755     0.90%        5.60%      0.00%
                                          ----------                  -----------
                                               5,645                  $    83,557
                                          ----------                  -----------
   2003
     Top Tradition.....................        2,365    $ 13.976503   $    33,059     1.10%       18.25%      2.67%
     Top Plus..........................        3,761    $ 14.066554   $    52,900     0.90%       18.48%      2.68%
                                          ----------                  -----------
                                               6,126                  $    85,959
                                          ----------                  -----------
   2002
     Top Tradition.....................           13    $ 11.819898   $       156     1.10%       -6.92%      2.45%
   2001
     Top Tradition.....................           13    $ 12.698301   $       168     1.10%        2.08%      1.72%
   FEBRUARY SUBACCOUNT
   2002
     Top Tradition.....................          125    $ 10.766311   $     1,340     1.10%       -8.49%      2.56%
   2001
     Top Tradition.....................          189    $ 11.765062   $     2,225     1.10%       -2.52%      2.16%
   MARCH SUBACCOUNT
   2002
     Top Tradition.....................          324    $ 11.504336   $     3,729     1.10%       -9.91%      4.35%
   MAY SUBACCOUNT
   2002
     Top Tradition.....................           12    $  9.747448   $       121     1.10%      -15.16%      2.85%
   2001
     Top Tradition.....................          110    $ 11.488541   $     1,263     1.10%      -10.25%      1.68%
   JUNE SUBACCOUNT
   2002
     Top Tradition.....................           13    $  9.228008   $       119     1.10%      -12.65%      2.95%
   2001
     Top Tradition.....................           13    $ 10.563869   $       136     1.10%       -9.40%      1.40%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   DOW TARGET 5 PORTFOLIOS (NOTE 4):
     (CONTINUED)
   AUGUST SUBACCOUNT
   2002
     Top Tradition.....................           13    $ 11.617437   $       149     1.10%       -2.20%      1.18%
   2001
     Top Tradition.....................          205    $ 11.879245   $     2,436     1.10%        0.78%      1.92%
   SEPTEMBER SUBACCOUNT
   2002
     Top Tradition.....................           13    $ 10.028142   $       130     1.10%      -14.77%      2.24%
   2001
     Top Tradition.....................           13    $ 11.766432   $       154     1.10%        1.24%      1.06%
   NOVEMBER SUBACCOUNT
   2002
     Top Tradition.....................        3,567    $  7.231070   $    25,791     1.10%      -16.30%      4.53%
     Top Plus..........................        5,710    $  7.276536   $    41,552     0.90%      -16.13%      4.14%
                                          ----------                  -----------
                                               9,277                  $    67,343
                                          ----------                  -----------
   2001
     Top Tradition.....................          433    $  8.638926   $     3,742     1.10%        1.15%      1.52%
     Top Plus..........................          727    $  8.676037   $     6,306     0.90%        1.35%      1.42%
                                          ----------                  -----------
                                               1,160                  $    10,048
                                          ----------                  -----------
   DECEMBER SUBACCOUNT
   2002
     Top Tradition.....................           14    $  8.918335   $       125     1.10%      -18.44%      2.34%
   2001
     Top Tradition.....................           14    $ 10.934492   $       154     1.10%        3.20%      0.91%
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
   LARGE CAP GROWTH SUBACCOUNT
   2005
     Top I.............................        1,201    $  7.407944   $     8,900     1.10%        3.16%      0.34%
     Top Tradition.....................       74,835    $  7.407944   $   554,372     1.10%        3.16%      0.33%
     Top Plus..........................       29,501    $  7.498999   $   221,228     0.90%        3.36%      0.33%
                                          ----------                  -----------
                                             105,537                  $   784,500
                                          ----------                  -----------
   2004
     Top I.............................        1,366    $  7.181339   $     9,806     1.10%        3.38%      0.14%
     Top Tradition.....................       98,679    $  7.181339   $   708,644     1.10%        3.38%      0.15%
     Top Plus..........................       40,418    $  7.255263   $   293,251     0.90%        3.58%      0.13%
                                          ----------                  -----------
                                             140,463                  $ 1,011,701
                                          ----------                  -----------
   2003
     Top I.............................        1,601    $  6.946735   $    11,121     1.10%       30.30%      0.10%
     Top Tradition.....................      110,989    $  6.946735   $   771,013     1.10%       30.30%      0.09%
     Top Plus..........................       57,339    $  7.004322   $   401,621     0.90%       30.56%      0.10%
                                          ----------                  -----------
                                             169,929                  $ 1,183,755
                                          ----------                  -----------
   2002
     Top I.............................        1,602    $  5.331366   $     8,538     1.10%      -27.31%      0.00%
     Top Tradition.....................      137,700    $  5.331366   $   734,130     1.10%      -27.31%      0.00%
     Top Plus..........................       59,325    $  5.364950   $   318,277     0.90%      -27.17%      0.00%
                                          ----------                  -----------
                                             198,627                  $ 1,060,945
                                          ----------                  -----------
   2001
     Top I.............................        1,602    $  7.334439   $    11,749     1.10%      -25.56%      0.07%
     Top Tradition.....................      175,696    $  7.334439   $ 1,288,629     1.10%      -25.56%      0.06%
     Top Plus..........................       92,363    $  7.366024   $   680,349     0.90%      -25.41%      0.06%
                                          ----------                  -----------
                                             269,661                  $ 1,980,727
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   JANUS ASPEN SERIES -- INSTITUTIONAL SHARES:
     (CONTINUED)
   WORLDWIDE GROWTH SUBACCOUNT
   2005
     Top I.............................        1,729    $  8.300095   $    14,352     1.10%        4.72%      1.41%
     Top Tradition.....................       52,441    $  8.300095   $   435,267     1.10%        4.72%      1.36%
     Top Plus..........................       21,383    $  8.402063   $   179,657     0.90%        4.92%      1.36%
                                          ----------                  -----------
                                              75,553                  $   629,276
                                          ----------                  -----------
   2004
     Top I.............................        1,730    $  7.926252   $    13,713     1.10%        3.64%      0.96%
     Top Tradition.....................       72,089    $  7.926252   $   571,398     1.10%        3.64%      0.98%
     Top Plus..........................       32,135    $  8.007801   $   257,325     0.90%        3.84%      0.92%
                                          ----------                  -----------
                                             105,954                  $   842,436
                                          ----------                  -----------
   2003
     Top I.............................        2,103    $  7.648142   $    16,082     1.10%       22.64%      1.12%
     Top Tradition.....................       85,316    $  7.648142   $   652,511     1.10%       22.64%      1.05%
     Top Plus..........................       52,538    $  7.711505   $   405,147     0.90%       22.89%      1.10%
                                          ----------                  -----------
                                             139,957                  $ 1,073,740
                                          ----------                  -----------
   2002
     Top I.............................        2,104    $  6.236113   $    13,120     1.10%      -26.31%      0.87%
     Top Tradition.....................      124,092    $  6.236113   $   773,850     1.10%      -26.31%      0.86%
     Top Plus..........................       68,354    $  6.275358   $   428,949     0.90%      -26.17%      0.82%
                                          ----------                  -----------
                                             194,550                  $ 1,215,919
                                          ----------                  -----------
   2001
     Top I.............................        2,674    $  8.463030   $    22,629     1.10%      -23.29%      0.41%
     Top Tradition.....................      153,709    $  8.463030   $ 1,300,841     1.10%      -23.29%      0.46%
     Top Plus..........................       89,086    $  8.499423   $   757,183     0.90%      -23.13%      0.46%
                                          ----------                  -----------
                                             245,469                  $ 2,080,653
                                          ----------                  -----------
   BALANCED SUBACCOUNT
   2005
     Top I.............................        7,472    $ 12.024522   $    89,843     1.10%        6.78%      2.31%
     Top Tradition.....................       64,570    $ 12.024522   $   776,426     1.10%        6.78%      2.12%
     Top Plus..........................       18,075    $ 12.172221   $   220,018     0.90%        6.99%      2.10%
                                          ----------                  -----------
                                              90,117                  $ 1,086,287
                                          ----------                  -----------
   2004
     Top I.............................        8,062    $ 11.261194   $    90,788     1.10%        7.34%      2.33%
     Top Tradition.....................       95,185    $ 11.261194   $ 1,071,901     1.10%        7.34%      2.20%
     Top Plus..........................       37,125    $ 11.377016   $   422,367     0.90%        7.56%      2.12%
                                          ----------                  -----------
                                             140,372                  $ 1,585,056
                                          ----------                  -----------
   2003
     Top I.............................        7,848    $ 10.490828   $    82,333     1.10%       12.81%      2.24%
     Top Tradition.....................      107,943    $ 10.490828   $ 1,132,407     1.10%       12.81%      2.23%
     Top Plus..........................       51,703    $ 10.577712   $   546,902     0.90%       13.03%      2.05%
                                          ----------                  -----------
                                             167,494                  $ 1,761,642
                                          ----------                  -----------
   2002
     Top I.............................        7,846    $  9.299613   $    72,964     1.10%       -7.46%      2.42%
     Top Tradition.....................      108,572    $  9.299613   $ 1,009,673     1.10%       -7.46%      2.35%
     Top Plus..........................       69,027    $  9.358103   $   645,967     0.90%       -7.28%      2.31%
                                          ----------                  -----------
                                             185,445                  $ 1,728,604
                                          ----------                  -----------
   2001
     Top I.............................        7,959    $ 10.049646   $    79,989     1.10%       -5.71%      2.62%
     Top Tradition.....................      118,926    $ 10.049646   $ 1,195,169     1.10%       -5.71%      2.56%
     Top Plus..........................       87,320    $ 10.092837   $   881,309     0.90%       -5.52%      2.75%
                                          ----------                  -----------
                                             214,205                  $ 2,156,467
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS (NOTE
   4):
   OPPORTUNITY SUBACCOUNT
   2005
     Top I.............................        1,109    $ 13.716021   $    15,218     1.10%        6.71%      0.00%
     Top Tradition.....................       11,333    $ 13.716021   $   155,441     1.10%        6.71%      0.00%
     Top Plus..........................        8,451    $ 13.884465   $   117,340     0.90%        6.92%      0.00%
                                          ----------                  -----------
                                              20,893                  $   287,999
                                          ----------                  -----------
   2004
     Top I.............................        1,110    $ 12.853057   $    14,266     1.10%       16.93%      0.00%
     Top Tradition.....................       13,297    $ 12.853057   $   170,910     1.10%       16.93%      0.00%
     Top Plus..........................       10,613    $ 12.985241   $   137,812     0.90%       17.16%      0.00%
                                          ----------                  -----------
                                              25,020                  $   322,988
                                          ----------                  -----------
   2003
     Top I.............................        1,110    $ 10.992008   $    12,205     1.10%       35.52%      0.15%
     Top Tradition.....................       16,336    $ 10.992008   $   179,563     1.10%       35.52%      0.08%
     Top Plus..........................       15,722    $ 11.083042   $   174,249     0.90%       35.79%      0.09%
                                          ----------                  -----------
                                              33,168                  $   366,017
                                          ----------                  -----------
   2002
     Top I.............................          336    $  8.111148   $     2,728     1.10%      -27.62%      0.40%
     Top Tradition.....................       17,403    $  8.111148   $   141,159     1.10%      -27.62%      0.46%
     Top Plus..........................       12,444    $  8.162179   $   101,570     0.90%      -27.47%      0.41%
                                          ----------                  -----------
                                              30,183                  $   245,457
                                          ----------                  -----------
   2001
     Top I.............................          337    $ 11.205725   $     3,772     1.10%       -4.76%      0.36%
     Top Tradition.....................       13,317    $ 11.205725   $   149,231     1.10%       -4.76%      0.36%
     Top Plus..........................       12,170    $ 11.253894   $   136,955     0.90%       -4.57%      0.46%
                                          ----------                  -----------
                                              25,824                  $   289,958
                                          ----------                  -----------
   MULTI CAP VALUE SUBACCOUNT
   2005
     Top Tradition.....................        3,404    $ 15.641554   $    53,243     1.10%       15.24%      0.38%
     Top Plus..........................       12,651    $ 15.833700   $   200,315     0.90%       15.47%      0.36%
                                          ----------                  -----------
                                              16,055                  $   253,558
                                          ----------                  -----------
   2004
     Top Tradition.....................        3,814    $ 13.573321   $    51,766     1.10%       15.49%      0.00%
     Top Plus..........................       12,462    $ 13.712955   $   170,888     0.90%       15.72%      0.00%
                                          ----------                  -----------
                                              16,276                  $   222,654
                                          ----------                  -----------
   2003
     Top Tradition.....................        4,434    $ 11.752588   $    52,114     1.10%       36.89%      0.12%
     Top Plus..........................       14,471    $ 11.849948   $   171,480     0.90%       37.16%      0.11%
                                          ----------                  -----------
                                              18,905                  $   223,594
                                          ----------                  -----------
   2002
     Top Tradition.....................        3,816    $  8.585353   $    32,766     1.10%      -24.00%      0.40%
     Top Plus..........................       14,619    $  8.639387   $   126,297     0.90%      -23.85%      0.36%
                                          ----------                  -----------
                                              18,435                  $   159,063
                                          ----------                  -----------
   2001
     Top Tradition.....................        5,895    $ 11.296049   $    66,595     1.10%        2.98%      0.00%
     Top Plus..........................       19,922    $ 11.344630   $   226,004     0.90%        3.19%      0.01%
                                          ----------                  -----------
                                              25,817                  $   292,599
                                          ----------                  -----------
   DISCOVERY SUBACCOUNT
   2005
     Top Tradition.....................       27,204    $  7.806074   $   212,355     1.10%       14.91%      0.00%       4/8/05
     Top Plus..........................       14,587    $  7.902076   $   115,272     0.90%       15.08%      0.00%       4/8/05
                                          ----------                  -----------
                                              41,791                  $   327,627
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   STRONG VARIABLE ANNUITY FUNDS, INC.
     (NOTE 4):
   MID CAP GROWTH II SUBACCOUNT
   2004
     Top Tradition.....................       28,761    $  7.200348   $   207,092     1.10%       17.86%      0.00%
     Top Plus..........................       21,360    $  7.274512   $   155,378     0.90%       18.09%      0.00%
                                          ----------                  -----------
                                              50,121                  $   362,470
                                          ----------                  -----------
   2003
     Top Tradition.....................       34,323    $  6.109458   $   209,691     1.10%       32.75%      0.00%
     Top Plus..........................       29,723    $  6.160144   $   183,100     0.90%       33.02%      0.00%
                                          ----------                  -----------
                                              64,046                  $   392,791
                                          ----------                  -----------
   2002
     Top Tradition.....................       56,003    $  4.602057   $   257,729     1.10%      -38.23%      0.00%
     Top Plus..........................       25,386    $  4.631070   $   117,563     0.90%      -38.10%      0.00%
                                          ----------                  -----------
                                              81,389                  $   375,292
                                          ----------                  -----------
   2001
     Top Tradition.....................       75,993    $  7.449973   $   566,148     1.10%      -31.53%      0.00%
     Top Plus..........................       43,264    $  7.482075   $   323,706     0.90%      -31.39%      0.00%
                                          ----------                  -----------
                                             119,257                  $   889,854
                                          ----------                  -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
     I:
   U.S. REAL ESTATE SUBACCOUNT
   2005
     Top Tradition.....................       17,085    $ 29.386693   $   502,074     1.10%       15.78%      1.00%
     Top Plus..........................        5,978    $ 29.747497   $   177,832     0.90%       16.01%      1.31%
                                          ----------                  -----------
                                              23,063                  $   679,906
                                          ----------                  -----------
   2004
     Top Tradition.....................       13,368    $ 25.381114   $   339,294     1.10%       34.91%      1.48%
     Top Plus..........................        3,334    $ 25.642046   $    85,479     0.90%       35.18%      1.41%
                                          ----------                  -----------
                                              16,702                  $   424,773
                                          ----------                  -----------
   2003
     Top Tradition.....................        9,846    $ 18.813690   $   185,232     1.10%       36.02%      0.00%
     Top Plus..........................        2,935    $ 18.969437   $    55,681     0.90%       36.29%      0.00%
                                          ----------                  -----------
                                              12,781                  $   240,913
                                          ----------                  -----------
   2002
     Top Tradition.....................        6,240    $ 13.831866   $    86,313     1.10%       -1.87%      3.05%
     Top Plus..........................        1,236    $ 13.918838   $    17,199     0.90%       -1.67%      1.02%
                                          ----------                  -----------
                                               7,476                  $   103,512
                                          ----------                  -----------
   2001
     Top Tradition.....................        7,767    $ 14.094975   $   109,472     1.10%        8.64%      3.06%
     Top Plus..........................        3,205    $ 14.155556   $    45,366     0.90%        8.86%      4.05%
                                          ----------                  -----------
                                              10,972                  $   154,838
                                          ----------                  -----------
   GOLDMAN SACHS VARIABLE INSURANCE
     TRUST:
   GROWTH & INCOME SUBACCOUNT
   2005
     Top Tradition.....................       17,544    $ 11.568970   $   202,963     1.10%        2.80%      1.63%
     Top Plus..........................        7,085    $ 11.711069   $    82,974     0.90%        3.00%      1.50%
                                          ----------                  -----------
                                              24,629                  $   285,937
                                          ----------                  -----------
   2004
     Top Tradition.....................       19,285    $ 11.253743   $   217,026     1.10%       17.50%      1.30%
     Top Plus..........................        7,620    $ 11.369495   $    86,635     0.90%       17.74%      2.04%
                                          ----------                  -----------
                                              26,905                  $   303,661
                                          ----------                  -----------
   2003
     Top Tradition.....................       19,703    $  9.577460   $   188,706     1.10%       23.01%      1.50%
     Top Plus..........................        4,255    $  9.656808   $    41,089     0.90%       23.25%      1.51%
                                          ----------                  -----------
                                              23,958                  $   229,795
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
     (CONTINUED)
   GROWTH & INCOME SUBACCOUNT
     (CONTINUED)
   2002
     Top Tradition.....................       11,484    $  7.786048   $    89,410     1.10%      -12.30%      1.63%
     Top Plus..........................        1,629    $  7.835039   $    12,766     0.90%      -12.13%      1.38%
                                          ----------                  -----------
                                              13,113                  $   102,176
                                          ----------                  -----------
   2001
     Top Tradition.....................        9,172    $  8.878447   $    81,437     1.10%      -10.33%      0.50%
     Top Plus..........................        1,902    $  8.916630   $    16,959     0.90%      -10.15%      0.49%
                                          ----------                  -----------
                                              11,074                  $    98,396
                                          ----------                  -----------
   CORE U.S. EQUITY SUBACCOUNT
   2005
     Top Tradition.....................        5,700    $ 10.080590   $    57,459     1.10%        5.36%      0.74%
     Top Plus..........................        5,190    $ 10.204411   $    52,964     0.90%        5.56%      0.81%
                                          ----------                  -----------
                                              10,890                  $   110,423
                                          ----------                  -----------
   2004
     Top Tradition.....................        6,673    $  9.568193   $    63,850     1.10%       13.69%      1.15%
     Top Plus..........................        5,231    $  9.666608   $    50,568     0.90%       13.91%      1.10%
                                          ----------                  -----------
                                              11,904                  $   114,418
                                          ----------                  -----------
   2003
     Top Tradition.....................        6,668    $  8.416223   $    56,118     1.10%       28.07%      0.93%
     Top Plus..........................        7,005    $  8.485938   $    59,442     0.90%       28.32%      1.05%
                                          ----------                  -----------
                                              13,673                  $   115,560
                                          ----------                  -----------
   2002
     Top Tradition.....................        8,119    $  6.571707   $    53,357     1.10%      -22.75%      0.63%
     Top Plus..........................        3,330    $  6.613061   $    22,023     0.90%      -22.59%      0.58%
                                          ----------                  -----------
                                              11,449                  $    75,380
                                          ----------                  -----------
   2001
     Top Tradition.....................        5,966    $  8.506573   $    50,754     1.10%      -12.91%      0.35%
     Top Plus..........................        3,278    $  8.543146   $    28,002     0.90%      -12.73%      0.44%
                                          ----------                  -----------
                                               9,244                  $    78,756
                                          ----------                  -----------
   CAPITAL GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        1,884    $  8.663631   $    16,322     1.10%        1.82%      0.12%
     Top Plus..........................        1,192    $  8.770072   $    10,450     0.90%        2.03%      0.16%
                                          ----------                  -----------
                                               3,076                  $    26,772
                                          ----------                  -----------
   2004
     Top Tradition.....................        2,736    $  8.508390   $    23,280     1.10%        7.90%      0.70%
     Top Plus..........................        1,192    $  8.595928   $    10,242     0.90%        8.11%      0.73%
                                          ----------                  -----------
                                               3,928                  $    33,522
                                          ----------                  -----------
   2003
     Top Tradition.....................        2,899    $  7.885625   $    22,862     1.10%       22.39%      0.25%
     Top Plus..........................        1,192    $  7.950961   $     9,474     0.90%       22.63%      0.32%
                                          ----------                  -----------
                                               4,091                  $    32,336
                                          ----------                  -----------
   2002
     Top Tradition.....................        3,571    $  6.442916   $    23,008     1.10%      -25.16%      0.15%
     Top Plus..........................          568    $  6.483475   $     3,684     0.90%      -25.01%      0.13%
                                          ----------                  -----------
                                               4,139                  $    26,692
                                          ----------                  -----------
   2001
     Top Tradition.....................        4,081    $  8.608436   $    35,127     1.10%      -15.40%      0.15%
     Top Plus..........................          632    $  8.645455   $     5,461     0.90%      -15.23%      0.16%
                                          ----------                  -----------
                                               4,713                  $    40,588
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKETS SUBACCOUNT
   2005
     Top Tradition.....................       18,878    $ 22.154733   $   418,231     1.10%       39.25%      0.31%
     Top Plus..........................       19,296    $ 22.426883   $   432,752     0.90%       39.52%      0.35%
                                          ----------                  -----------
                                              38,174                  $   850,983
                                          ----------                  -----------
   2004
     Top Tradition.....................       11,218    $ 15.910050   $   178,472     1.10%       29.16%      0.65%
     Top Plus..........................        8,687    $ 16.073745   $   139,638     0.90%       29.42%      0.66%
                                          ----------                  -----------
                                              19,905                  $   318,110
                                          ----------                  -----------
   2003
     Top Tradition.....................       12,694    $ 12.317740   $   156,360     1.10%       51.28%      0.06%
     Top Plus..........................       10,753    $ 12.419811   $   133,546     0.90%       51.58%      0.05%
                                          ----------                  -----------
                                              23,447                  $   289,906
                                          ----------                  -----------
   2002
     Top Tradition.....................       12,594    $  8.142509   $   102,545     1.10%       -2.57%      0.51%
     Top Plus..........................        3,752    $  8.193782   $    30,742     0.90%       -2.38%      0.65%
                                          ----------                  -----------
                                              16,346                  $   133,287
                                          ----------                  -----------
   2001
     Top Tradition.....................        6,276    $  8.357476   $    52,449     1.10%       -6.11%      0.33%
     Top Plus..........................        1,418    $  8.393462   $    11,903     0.90%       -5.93%      0.45%
                                          ----------                  -----------
                                               7,694                  $    64,352
                                          ----------                  -----------
   SMALL CAP SUBACCOUNT
   2005
     Top I.............................          902    $ 19.126277   $    17,246     1.10%        2.87%      0.00%
     Top Tradition.....................       22,395    $ 19.126277   $   428,333     1.10%        2.87%      0.00%
     Top Plus..........................       13,880    $ 19.361165   $   268,736     0.90%        3.07%      0.00%
                                          ----------                  -----------
                                              37,177                  $   714,315
                                          ----------                  -----------
   2004
     Top I.............................          903    $ 18.593323   $    16,782     1.10%       13.63%      0.00%
     Top Tradition.....................       31,313    $ 18.593323   $   582,218     1.10%       13.63%      0.00%
     Top Plus..........................       16,014    $ 18.784536   $   300,821     0.90%       13.86%      0.00%
                                          ----------                  -----------
                                              48,230                  $   899,821
                                          ----------                  -----------
   2003
     Top I.............................          177    $ 16.362380   $     2,893     1.10%       35.73%      0.00%
     Top Tradition.....................       33,976    $ 16.362380   $   555,925     1.10%       35.73%      0.00%
     Top Plus..........................       16,318    $ 16.497870   $   269,219     0.90%       36.00%      0.00%
                                          ----------                  -----------
                                              50,471                  $   828,037
                                          ----------                  -----------
   2002
     Top I.............................          178    $ 12.055137   $     2,141     1.10%      -18.57%      0.00%
     Top Tradition.....................       47,501    $ 12.055137   $   572,632     1.10%      -18.57%      0.00%
     Top Plus..........................       18,820    $ 12.130971   $   228,304     0.90%      -18.41%      0.00%
                                          ----------                  -----------
                                              66,499                  $   803,077
                                          ----------                  -----------
   2001
     Top Tradition.....................       34,423    $ 14.804778   $   509,627     1.10%       17.33%      0.10%
     Top Plus..........................       15,301    $ 14.868406   $   227,508     0.90%       17.57%      0.11%
                                          ----------                  -----------
                                              49,724                  $   737,135
                                          ----------                  -----------
   INTERNATIONAL EQUITY SUBACCOUNT
   2005
     Top Tradition.....................          656    $ 10.429757   $     6,843     1.10%        4.30%      0.00%      11/2/05

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   OLD MUTUAL INSURANCE SERIES FUND:
   TECHNOLOGY & COMMUNICATIONS
     SUBACCOUNT
   2005
     Top Tradition.....................        5,999    $  1.886830   $    11,319     1.10%        8.72%      0.00%
     Top Plus..........................        1,811    $  1.908197   $     3,456     0.90%        8.94%      0.00%
                                          ----------                  -----------
                                               7,810                  $    14,775
                                          ----------                  -----------
   2004
     Top Tradition.....................       11,324    $  1.735475   $    19,652     1.10%        5.26%      0.00%
     Top Plus..........................       16,674    $  1.751658   $    29,207     0.90%        5.47%      0.00%
                                          ----------                  -----------
                                              27,998                  $    48,859
                                          ----------                  -----------
   2003
     Top Tradition.....................       12,966    $  1.648743   $    21,377     1.10%       43.75%      0.00%
     Top Plus..........................       21,248    $  1.660811   $    35,289     0.90%       44.04%      0.00%
                                          ----------                  -----------
                                              34,214                  $    56,666
                                          ----------                  -----------
   2002
     Top Tradition.....................      196,838    $  1.146913   $   225,755     1.10%      -54.49%      0.00%
     Top Plus..........................       22,953    $  1.153023   $    26,466     0.90%      -54.40%      0.00%
                                          ----------                  -----------
                                             219,791                  $   252,221
                                          ----------                  -----------
   2001
     Top Tradition.....................       42,435    $  2.520168   $   106,942     1.10%      -52.84%      0.00%
     Top Plus..........................       30,905    $  2.528557   $    78,145     0.90%      -52.75%      0.00%
                                          ----------                  -----------
                                              73,340                  $   185,087
                                          ----------                  -----------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE
     CLASS 2:
   VIP MID CAP SUBACCOUNT
   2005
     Top Tradition.....................       82,170    $ 18.668363   $ 1,533,983     1.10%       16.74%      0.00%
     Top Plus..........................       35,686    $ 18.878915   $   673,706     0.90%       16.97%      0.00%
                                          ----------                  -----------
                                             117,856                  $ 2,207,689
                                          ----------                  -----------
   2004
     Top Tradition.....................       81,286    $ 15.992023   $ 1,299,931     1.10%       23.30%      0.00%
     Top Plus..........................       31,931    $ 16.140487   $   515,375     0.90%       23.54%      0.00%
                                          ----------                  -----------
                                             113,217                  $ 1,815,306
                                          ----------                  -----------
   2003
     Top Tradition.....................       79,182    $ 12.970347   $ 1,027,017     1.10%       36.75%      0.28%
     Top Plus..........................       23,165    $ 13.064822   $   302,650     0.90%       37.02%      0.28%
                                          ----------                  -----------
                                             102,347                  $ 1,329,667
                                          ----------                  -----------
   2002
     Top Tradition.....................       81,151    $  9.484819   $   769,701     1.10%      -11.00%      0.62%
     Top Plus..........................       27,653    $  9.535043   $   263,679     0.90%      -10.83%      0.69%
                                          ----------                  -----------
                                             108,804                  $ 1,033,380
                                          ----------                  -----------
   2001
     Top Tradition.....................       52,867    $ 10.657617   $   563,440     1.10%       -4.57%      0.00%
     Top Plus..........................       16,420    $ 10.692863   $   175,575     0.90%       -4.38%      0.00%
                                          ----------                  -----------
                                              69,287                  $   739,015
                                          ----------                  -----------
   VIP CONTRAFUND SUBACCOUNT
   2005
     Top I.............................          251    $ 11.923636   $     2,997     1.10%       15.38%      0.00%
     Top Tradition.....................      101,489    $ 11.923636   $ 1,210,118     1.10%       15.38%      0.11%
     Top Plus..........................       58,109    $ 12.058187   $   700,691     0.90%       15.61%      0.11%
                                          ----------                  -----------
                                             159,849                  $ 1,913,806
                                          ----------                  -----------
   2004
     Top Tradition.....................       75,024    $ 10.334117   $   775,305     1.10%       13.90%      0.18%
     Top Plus..........................       42,565    $ 10.430125   $   443,960     0.90%       14.13%      0.19%
                                          ----------                  -----------
                                             117,589                  $ 1,219,265
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
     (CONTINUED)
   VIP CONTRAFUND SUBACCOUNT
     (CONTINUED)
   2003
     Top Tradition.....................       39,984    $  9.072746   $   362,766     1.10%       26.80%      0.26%
     Top Plus..........................       28,637    $  9.138874   $   261,711     0.90%       27.05%      0.22%
                                          ----------                  -----------
                                              68,621                  $   624,477
                                          ----------                  -----------
   2002
     Top Tradition.....................       32,449    $  7.155031   $   232,175     1.10%      -10.59%      0.39%
     Top Plus..........................       15,656    $  7.192959   $   112,610     0.90%      -10.41%      0.17%
                                          ----------                  -----------
                                              48,105                  $   344,785
                                          ----------                  -----------
   2001
     Top Tradition.....................       11,459    $  8.002343   $    91,698     1.10%      -13.43%      0.67%
     Top Plus..........................        1,149    $  8.028835   $     9,225     0.90%      -13.25%      0.27%
                                          ----------                  -----------
                                              12,608                  $   100,923
                                          ----------                  -----------
   VIP GROWTH SUBACCOUNT
   2005
     Top I.............................        1,174    $  6.620268   $     7,773     1.10%        4.36%      0.27%
     Top Tradition.....................       19,908    $  6.620268   $   131,796     1.10%        4.36%      0.31%
     Top Plus..........................       22,808    $  6.694999   $   152,699     0.90%        4.56%      0.32%
                                          ----------                  -----------
                                              43,890                  $   292,268
                                          ----------                  -----------
   2004
     Top I.............................        1,181    $  6.343833   $     7,489     1.10%        2.00%      0.13%
     Top Tradition.....................       25,197    $  6.343833   $   159,844     1.10%        2.00%      0.14%
     Top Plus..........................       33,651    $  6.402777   $   215,462     0.90%        2.20%      0.14%
                                          ----------                  -----------
                                              60,029                  $   382,795
                                          ----------                  -----------
   2003
     Top I.............................        1,228    $  6.219608   $     7,637     1.10%       31.10%      0.05%
     Top Tradition.....................       18,545    $  6.219608   $   115,341     1.10%       31.10%      0.19%
     Top Plus..........................       30,682    $  6.264948   $   192,223     0.90%       31.36%      0.08%
                                          ----------                  -----------
                                              50,455                  $   315,201
                                          ----------                  -----------
   2002
     Top I.............................          304    $  4.744149   $     1,441     1.10%      -31.06%      0.00%
     Top Tradition.....................       50,852    $  4.744149   $   241,252     1.10%      -31.06%      0.14%
     Top Plus..........................       15,658    $  4.769312   $    74,676     0.90%      -30.92%      0.12%
                                          ----------                  -----------
                                              66,814                  $   317,369
                                          ----------                  -----------
   2001
     Top Tradition.....................       44,546    $  6.881110   $   306,524     1.10%      -18.77%      0.06%
     Top Plus..........................       10,268    $  6.903910   $    70,886     0.90%      -18.60%      0.06%
                                          ----------                  -----------
                                              54,814                  $   377,410
                                          ----------                  -----------
   VIP EQUITY-INCOME SUBACCOUNT
   2005
     Top Plus..........................        9,581    $ 12.870922   $   123,321     0.90%        4.63%      1.44%
   2004
     Top Plus..........................        9,686    $ 12.301227   $   119,146     0.90%       10.24%      0.74%
   2003
     Top Plus..........................          839    $ 11.158744   $     9,364     0.90%       11.59%      0.00%      10/1/03
   JANUS ASPEN SERIES -- SERVICE
     SHARES:
   LARGE CAP GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        4,413    $  6.008117   $    26,513     1.10%        2.88%      0.13%
     Top Plus..........................        7,055    $  6.075961   $    42,868     0.90%        3.09%      0.13%
                                          ----------                  -----------
                                              11,468                  $    69,381
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****
                                         ------------   -----------   -----------   ---------   --------   ----------
   JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
   LARGE CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2004
     Top Tradition.....................        4,244    $  5.839672   $    24,784     1.10%        3.06%      0.00%
     Top Plus..........................        7,857    $  5.893969   $    46,308     0.90%        3.27%      0.00%
                                          ----------                  -----------
                                              12,101                  $    71,092
                                          ----------                  -----------
   2003
     Top Tradition.....................       13,641    $  5.666017   $    77,290     1.10%       30.06%      0.00%
     Top Plus..........................       11,738    $  5.707363   $    66,996     0.90%       30.32%      0.00%
                                          ----------                  -----------
                                              25,379                  $   144,286
                                          ----------                  -----------
   2002
     Top Tradition.....................       33,865    $  4.356366   $   147,527     1.10%      -27.52%      0.00%
     Top Plus..........................       15,087    $  4.379486   $    66,075     0.90%      -27.38%      0.00%
                                          ----------                  -----------
                                              48,952                  $   213,602
                                          ----------                  -----------
   2001
     Top Tradition.....................       43,180    $  6.010424   $   259,531     1.10%      -25.72%      0.00%
     Top Plus..........................       17,149    $  6.030349   $   103,418     0.90%      -25.57%      0.00%
                                          ----------                  -----------
                                              60,329                  $   362,949
                                          ----------                  -----------
   WORLDWIDE GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        9,094    $  5.940015   $    54,017     1.10%        4.42%      1.22%
     Top Plus..........................        7,147    $  6.007072   $    42,936     0.90%        4.63%      1.25%
                                          ----------                  -----------
                                              16,241                  $    96,953
                                          ----------                  -----------
   2004
     Top Tradition.....................       11,016    $  5.688478   $    62,664     1.10%        3.39%      0.88%
     Top Plus..........................        7,148    $  5.741345   $    41,038     0.90%        3.59%      0.84%
                                          ----------                  -----------
                                              18,164                  $   103,702
                                          ----------                  -----------
   2003
     Top Tradition.....................       16,742    $  5.502103   $    92,114     1.10%       22.34%      0.86%
     Top Plus..........................       10,461    $  5.542235   $    57,977     0.90%       22.58%      0.85%
                                          ----------                  -----------
                                              27,203                  $   150,091
                                          ----------                  -----------
   2002
     Top Tradition.....................       19,577    $  4.497548   $    88,050     1.10%      -26.52%      0.61%
     Top Plus..........................       12,865    $  4.521400   $    58,167     0.90%      -26.37%      0.58%
                                          ----------                  -----------
                                              32,442                  $   146,217
                                          ----------                  -----------
   2001
     Top Tradition.....................       18,962    $  6.120494   $   116,057     1.10%      -23.46%      0.27%
     Top Plus..........................       13,618    $  6.140770   $    83,625     0.90%      -23.31%      0.25%
                                          ----------                  -----------
                                              32,580                  $   199,682
                                          ----------                  -----------
   BALANCED SUBACCOUNT
   2005
     Top Tradition.....................       13,219    $ 10.849455   $   143,417     1.10%        6.49%      2.12%
     Top Plus..........................       20,802    $ 10.971891   $   228,243     0.90%        6.70%      2.14%
                                          ----------                  -----------
                                              34,021                  $   371,660
                                          ----------                  -----------
   2004
     Top Tradition.....................       14,579    $ 10.188011   $   148,527     1.10%        7.11%      1.96%
     Top Plus..........................       20,278    $ 10.282656   $   208,514     0.90%        7.32%      2.21%
                                          ----------                  -----------
                                              34,857                  $   357,041
                                          ----------                  -----------
   2003
     Top Tradition.....................       33,700    $  9.511581   $   320,537     1.10%       12.49%      1.91%
     Top Plus..........................       22,045    $  9.580905   $   211,214     0.90%       12.71%      1.77%
                                          ----------                  -----------
                                              55,745                  $   531,751
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   JANUS ASPEN SERIES -- SERVICE SHARES: (CONTINUED)
   BALANCED SUBACCOUNT (CONTINUED)
   2002
     Top Tradition.....................       29,285    $  8.455853   $   247,627     1.10%       -7.69%      2.05%
     Top Plus..........................       25,273    $  8.500668   $   214,835     0.90%       -7.51%      2.21%
                                          ----------                  -----------
                                              54,558                  $   462,462
                                          ----------                  -----------
   2001
     Top Tradition.....................       25,268    $  9.160280   $   231,458     1.10%       -5.95%      2.19%
     Top Plus..........................       18,067    $  9.190598   $   166,045     0.90%       -5.76%      1.85%
                                          ----------                  -----------
                                              43,335                  $   397,503
                                          ----------                  -----------
   INTERNATIONAL GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        4,364    $ 20.825080   $    90,884     1.10%       30.51%      0.93%
     Top Plus..........................        4,879    $ 20.935255   $   102,146     0.90%       30.77%      1.32%
                                          ----------                  -----------
                                               9,243                  $   193,030
                                          ----------                  -----------
   2004
     Top Tradition.....................          859    $ 15.956850   $    13,710     1.10%       17.39%      0.75%
     Top Plus..........................        1,455    $ 16.009646   $    23,294     0.90%       17.63%      1.23%
                                          ----------                  -----------
                                               2,314                  $    37,004
                                          ----------                  -----------
   2003
     Top Tradition.....................          633    $ 13.592795   $     8,601     1.10%       35.93%      0.00%       5/1/03
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
   2005
     Top Tradition.....................        1,289    $ 11.225808   $    14,468     1.10%        3.89%      0.00%
     Top Plus..........................          518    $ 11.318722   $     5,866     0.90%        4.10%      0.00%
                                          ----------                  -----------
                                               1,807                  $    20,334
                                          ----------                  -----------
   2004
     Top Tradition.....................        1,179    $ 10.805330   $    12,735     1.10%        5.05%      0.00%
     Top Plus..........................        1,092    $ 10.873273   $    11,875     0.90%        5.26%      0.00%
                                          ----------                  -----------
                                               2,271                  $    24,610
                                          ----------                  -----------
   2003
     Top Tradition.....................        1,091    $ 10.285838   $    11,225     1.10%       31.98%      0.00%
     Top Plus..........................        1,092    $ 10.329989   $    11,282     0.90%       32.24%      0.00%
                                          ----------                  -----------
                                               2,183                  $    22,507
                                          ----------                  -----------
   2002
     Top Tradition.....................          236    $  7.793469   $     1,839     1.10%      -32.54%      0.00%
     Top Plus..........................        1,092    $  7.811473   $     8,531     0.90%      -32.41%      0.00%
                                          ----------                  -----------
                                               1,328                  $    10,370
                                          ----------                  -----------
   2001
     Top Plus..........................          445    $ 11.557175   $     5,149     0.90%       15.57%      0.00%      11/1/01
   INVESTORS GROWTH STOCK SUBACCOUNT
   2005
     Top Tradition.....................          298    $ 10.323124   $     3,072     1.10%        3.10%      0.17%
   2004
     Top Tradition.....................          592    $ 10.013159   $     5,927     1.10%        7.80%      0.00%
   2003
     Top Tradition.....................          339    $  9.288989   $     3,150     1.10%       21.27%      0.00%
   2002
     Top Tradition.....................          301    $  7.659680   $     2,303     1.10%      -28.50%      0.00%
   MID CAP GROWTH SUBACCOUNT
   2005
     Top Tradition.....................        1,498    $  9.661860   $    14,474     1.10%        1.74%      0.00%
     Top Plus..........................        2,037    $  9.741876   $    19,841     0.90%        1.94%      0.00%
                                          ----------                  -----------
                                               3,535                  $    34,315
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
   MID CAP GROWTH SUBACCOUNT
     (CONTINUED)
   2004
     Top Tradition.....................        1,319    $  9.496516   $    12,522     1.10%       13.13%      0.00%
     Top Plus..........................        2,257    $  9.556262   $    21,569     0.90%       13.36%      0.00%
                                          ----------                  -----------
                                               3,576                  $    34,091
                                          ----------                  -----------
   2003
     Top Tradition.....................          166    $  8.394263   $     1,397     1.10%       35.12%      0.00%
     Top Plus..........................        2,142    $  8.430327   $    18,056     0.90%       35.39%      0.00%
                                          ----------                  -----------
                                               2,308                  $    19,453
                                          ----------                  -----------
   2002
     Top Tradition.....................           99    $  6.212309   $       614     1.10%      -44.05%      0.00%
     Top Plus..........................        1,107    $  6.226681   $     6,895     0.90%      -43.94%      0.00%
                                          ----------                  -----------
                                               1,206                  $     7,509
                                          ----------                  -----------
   2001
     Top Tradition.....................        1,195    $ 11.103671   $    13,274     1.10%       11.04%      0.00%      11/1/01
     Top Plus..........................          453    $ 11.107272   $     5,028     0.90%       11.07%      0.00%      11/1/01
                                          ----------                  -----------
                                               1,648                  $    18,302
                                          ----------                  -----------
   TOTAL RETURN SUBACCOUNT
   2005
     Top Tradition.....................       30,772    $ 12.281462   $   377,929     1.10%        1.48%      1.95%
     Top Plus..........................       57,030    $ 12.383129   $   706,204     0.90%        1.69%      1.82%
                                          ----------                  -----------
                                              87,802                  $ 1,084,133
                                          ----------                  -----------
   2004
     Top Tradition.....................       37,343    $ 12.101817   $   451,915     1.10%        9.82%      1.55%
     Top Plus..........................       54,474    $ 12.177912   $   663,389     0.90%       10.03%      1.36%
                                          ----------                  -----------
                                              91,817                  $ 1,115,304
                                          ----------                  -----------
   2003
     Top Tradition.....................       34,123    $ 11.020053   $   376,042     1.10%       14.74%      1.58%
     Top Plus..........................       39,031    $ 11.067354   $   431,964     0.90%       14.97%      1.65%
                                          ----------                  -----------
                                              73,154                  $   808,006
                                          ----------                  -----------
   2002
     Top Tradition.....................       23,163    $  9.604094   $   222,460     1.10%       -6.38%      2.06%
     Top Plus..........................       24,814    $  9.626258   $   238,867     0.90%       -6.20%      0.66%
                                          ----------                  -----------
                                              47,977                  $   461,327
                                          ----------                  -----------
   2001
     Top Tradition.....................          349    $ 10.258711   $     3,583     1.10%        2.59%      0.00%      11/1/01
     Top Plus..........................        2,045    $ 10.262047   $    20,989     0.90%        2.62%      0.00%      11/1/01
                                          ----------                  -----------
                                               2,394                  $    24,572
                                          ----------                  -----------
   J.P. MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
   2005
     Top Tradition.....................        6,963    $ 14.998025   $   104,427     1.10%        2.29%      0.00%
     Top Plus..........................        2,240    $ 15.122149   $    33,871     0.90%        2.50%      0.00%
                                          ----------                  -----------
                                               9,203                  $   138,298
                                          ----------                  -----------
   2004
     Top Tradition.....................        8,376    $ 14.661716   $   122,814     1.10%       25.78%      0.00%
     Top Plus..........................        2,278    $ 14.753893   $    33,604     0.90%       26.03%      0.00%
                                          ----------                  -----------
                                              10,654                  $   156,418
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   J.P. MORGAN SERIES TRUST II:
     (CONTINUED)
   SMALL COMPANY SUBACCOUNT (CONTINUED)
   2003
     Top Tradition.....................        5,574    $ 11.656374   $    64,977     1.10%       34.50%      0.00%
     Top Plus..........................        1,814    $ 11.706405   $    21,235     0.90%       34.77%      0.00%
                                          ----------                  -----------
                                               7,388                  $    86,212
                                          ----------                  -----------
   2002
     Top Plus..........................        1,016    $  8.686498   $     8,827     0.90%      -22.35%      0.00%
   MID CAP VALUE SUBACCOUNT
   2005
     Top Tradition.....................       15,320    $ 18.127282   $   277,714     1.10%        8.03%      0.17%
     Top Plus..........................       10,963    $ 18.277281   $   200,378     0.90%        8.24%      0.18%
                                          ----------                  -----------
                                              26,283                  $   478,092
                                          ----------                  -----------
   2004
     Top Tradition.....................       12,116    $ 16.780309   $   203,317     1.10%       19.74%      0.27%
     Top Plus..........................        7,812    $ 16.885789   $   131,897     0.90%       19.98%      0.26%
                                          ----------                  -----------
                                              19,928                      335,214
                                          ----------                  -----------
   2003
     Top Tradition.....................        6,134    $ 14.014070   $    85,966     1.10%       28.22%      0.36%
     Top Plus..........................        5,102    $ 14.074209   $    71,805     0.90%       28.47%      0.25%
                                          ----------                  -----------
                                              11,236                  $   157,771
                                          ----------                  -----------
   2002
     Top Tradition.....................        5,834    $ 10.929952   $    63,770     1.10%       -0.28%      0.01%
     Top Plus..........................        2,486    $ 10.955173   $    27,234     0.90%       -0.08%      0.03%
                                          ----------                  -----------
                                               8,320                  $    91,004
                                          ----------                  -----------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE
     SHARES:
   REAL RETURN SUBACCOUNT
   2005
     Top Tradition.....................      112,273    $ 12.504455   $ 1,403,910     1.10%        0.99%      2.81%
     Top Plus..........................       16,820    $ 12.589324   $   211,759     0.90%        1.19%      2.83%
                                          ----------                  -----------
                                             129,093                  $ 1,615,669
                                          ----------                  -----------
   2004
     Top Tradition.....................      111,965    $ 12.381890   $ 1,386,337     1.10%        7.73%      0.99%
     Top Plus..........................       15,925    $ 12.441318   $   198,128     0.90%        7.94%      0.93%
                                          ----------                  -----------
                                             127,890                  $ 1,584,465
                                          ----------                  -----------
   2003
     Top Tradition.....................      104,730    $ 11.493370   $ 1,203,698     1.10%        7.67%      1.08%
     Top Plus..........................       20,046    $ 11.525641   $   231,050     0.90%        7.88%      2.69%
                                          ----------                  -----------
                                             124,776                  $ 1,434,748
                                          ----------                  -----------
   2002
     Top Tradition.....................        6,178    $ 10.674607   $    65,949     1.10%        6.75%      1.34%       8/1/02
     Top Plus..........................        5,849    $ 10.683401   $    62,484     0.90%        6.83%      0.84%       8/1/02
                                          ----------                  -----------
                                              12,027                  $   128,433
                                          ----------                  -----------
   TOTAL RETURN SUBACCOUNT
   2005
     Top Tradition.....................      111,265    $ 11.395691   $ 1,267,938     1.10%        1.34%      3.47%
     Top Plus..........................        5,234    $ 11.473039   $    60,054     0.90%        1.54%      3.53%
                                          ----------                  -----------
                                             116,499                  $ 1,327,992
                                          ----------                  -----------
   2004
     Top Tradition.....................      100,848    $ 11.244848   $ 1,134,025     1.10%        3.75%      1.88%
     Top Plus..........................        4,532    $ 11.298824   $    51,199     0.90%        3.95%      1.91%
                                          ----------                  -----------
                                             105,380                  $ 1,185,224
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE SHARES:
     (CONTINUED)
   TOTAL RETURN SUBACCOUNT (CONTINUED)
   2003
     Top Tradition.....................       99,308    $ 10.838704   $ 1,076,370     1.10%        3.90%      2.56%
     Top Plus..........................        3,344    $ 10.869124   $    36,346     0.90%        4.11%      2.77%
                                          ----------                  -----------
                                             102,652                  $ 1,112,716
                                          ----------                  -----------
   2002
     Top Tradition.....................        3,759    $ 10.431677   $    39,212     1.10%        4.32%      1.26%       8/1/02
     Top Plus..........................          846    $ 10.440268   $     8,836     0.90%        4.40%      1.00%       8/1/02
                                          ----------                  -----------
                                               4,605                  $    48,048
                                          ----------                  -----------
   GLOBAL BOND SUBACCOUNT
   2005
     Top Tradition.....................        3,735    $ 12.228882   $    45,679     1.10%       -7.64%      2.65%
     Top Plus..........................          984    $ 12.311876   $    12,108     0.90%       -7.45%      2.41%
                                          ----------                  -----------
                                               4,719                  $    57,787
                                          ----------                  -----------
   2004
     Top Tradition.....................        2,181    $ 13.239901   $    28,877     1.10%        9.40%      1.86%
     Top Plus..........................        1,376    $ 13.303437   $    18,307     0.90%        9.61%      1.78%
                                          ----------                  -----------
                                               3,557                  $    47,184
                                          ----------                  -----------
   2003
     Top Tradition.....................          992    $ 12.102667   $    12,003     1.10%       13.19%      2.12%
     Top Plus..........................        2,802    $ 12.136628   $    34,006     0.90%       13.42%      2.02%
                                          ----------                  -----------
                                               3,794                  $    46,009
                                          ----------                  -----------
   2002
     Top Tradition.....................          213    $ 10.691996   $     2,277     1.10%        6.92%      0.36%       8/1/02
     Top Plus..........................          851    $ 10.700805   $     9,111     0.90%        7.01%      0.87%       8/1/02
                                          ----------                  -----------
                                               1,064                  $    11,388
                                          ----------                  -----------
   CALVERT VARIABLE SERIES, INC.:
   SOCIAL EQUITY SUBACCOUNT (NOTE 4)
   2005
     Top I.............................        1,050    $  7.502320   $     7,874     1.10%        3.41%      0.06%
     Top Tradition.....................        4,949    $  7.335001   $    36,303     1.10%        3.41%      0.04%
     Top Plus..........................        3,866    $  7.466812   $    28,865     0.90%        3.61%      0.05%
                                          ----------                  -----------
                                               9,865                  $    73,042
                                          ----------                  -----------
   2004
     Top I.............................        1,050    $  7.254986   $     7,617     1.10%        5.99%      0.08%
     Top Tradition.....................        7,820    $  7.093183   $    55,470     1.10%        5.99%      0.08%
     Top Plus..........................        5,147    $  7.206401   $    37,091     0.90%        6.20%      0.08%
                                          ----------                  -----------
                                              14,017                  $   100,178
                                          ----------                  -----------
   2003
     Top I.............................        1,050    $  6.845048   $     7,190     1.10%       16.96%      0.02%       5/2/03
     Top Tradition.....................        7,851    $  6.692392   $    52,542     1.10%       16.96%      0.02%       5/2/03
     Top Plus..........................        5,418    $  6.785729   $    36,764     0.90%       17.11%      0.02%       5/2/03
                                          ----------                  -----------
                                              14,319                  $    96,496
                                          ----------                  -----------
   UBS SERIES TRUST:
   U.S. ALLOCATION SUBACCOUNT
     2005 Top Tradition................        1,431    $ 13.935835   $    19,947     1.10%        5.44%      1.17%
     2004 Top Tradition................        1,569    $ 13.216506   $    20,741     1.10%        9.17%      0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   THE PRUDENTIAL SERIES FUND, INC.:
   JENNISON 20/20 FOCUS SUBACCOUNT
   2005
     Top Tradition.....................        2,739    $ 16.925595   $    46,360     1.10%       19.94%      0.00%
     Top Plus..........................        3,447    $ 17.015200   $    58,646     0.90%       20.18%      0.00%
                                          ----------                  -----------
                                               6,186                  $   105,006
                                          ----------                  -----------
   2004
     Top Tradition.....................          120    $ 14.111196   $     1,698     1.10%       14.12%      0.00%
   JENNISON SUBACCOUNT
   2005
     Top Tradition.....................          549    $ 14.813275   $     8,133     1.10%       12.79%      0.00%
     Top Plus..........................        2,037    $ 14.891678   $    30,341     0.90%       13.01%      0.00%
                                          ----------                  -----------
                                               2,586                  $    38,474
                                          ----------                  -----------
   2004
     Top Tradition.....................          353    $ 13.133861   $     4,642     1.10%        8.03%      0.06%
     Top Plus..........................          735    $ 13.177341   $     9,674     0.90%        8.24%      0.06%
                                          ----------                  -----------
                                               1,088                  $    14,316
                                          ----------                  -----------
   2003
     Top Tradition.....................          182    $ 12.157960   $     2,208     1.10%       21.58%      0.00%       5/1/03
     Top Plus..........................          231    $ 12.174031   $     2,813     0.90%       21.74%      0.00%       5/1/03
                                          ----------                  -----------
                                                 413                  $     5,021
                                          ----------                  -----------
   DREYFUS VARIABLE INVESTMENT FUND -- SERVICE
     SHARES:
   APPRECIATION SUBACCOUNT
   2005
     Top Tradition.....................          511    $ 12.505328   $     6,392     1.10%        2.99%      0.00%
     Top Plus..........................        1,430    $ 12.571534   $    17,973     0.90%        3.19%      0.00%
                                          ----------                  -----------
                                               1,941                  $    24,365
                                          ----------                  -----------
   2004
     Top Tradition.....................          560    $ 12.142541   $     6,794     1.10%        3.65%      1.32%
     Top Plus..........................          827    $ 12.182745   $    10,083     0.90%        3.86%      1.73%
                                          ----------                  -----------
                                               1,387                  $    16,877
                                          ----------                  -----------
   2003
     Top Tradition.....................          617    $ 11.714615   $     7,227     1.10%       17.15%     12.75%       5/1/03
   ROYCE CAPITAL FUND:
   SMALL-CAP SUBACCOUNT
   2005
     Top Tradition.....................       29,735    $ 18.557011   $   551,801     1.10%        7.38%      0.00%
     Top Plus..........................       10,273    $ 18.655224   $   191,640     0.90%        7.59%      0.00%
                                          ----------                  -----------
                                              40,008                  $   743,441
                                          ----------                  -----------
   2004
     Top Tradition.....................       22,627    $ 17.281311   $   391,020     1.10%       23.59%      0.00%
     Top Plus..........................       11,841    $ 17.338503   $   205,310     0.90%       23.83%      0.00%
                                          ----------                  -----------
                                              34,468                      596,330
                                          ----------                  -----------
   2003
     Top Tradition.....................        4,519    $ 13.982845   $    63,184     1.10%       39.83%      0.00%       5/1/03
     Top Plus..........................        2,389    $ 14.001322   $    33,458     0.90%       40.01%      0.00%       5/1/03
                                          ----------                  -----------
                                               6,908                  $    96,642
                                          ----------                  -----------
   MICRO-CAP SUBACCOUNT
   2005
     Top Tradition.....................       13,830    $ 18.287958   $   252,915     1.10%       10.40%      0.58%
     Top Plus..........................        2,295    $ 18.384755   $    42,194     0.90%       10.62%      0.45%
                                          ----------                  -----------
                                              16,125                  $   295,109
                                          ----------                  -----------

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2005

                                                                                                           INVESTMENT
                                         ACCUMULATION    VALUE PER                               TOTAL       INCOME     INCEPTION
                                           UNITS***        UNIT       FAIR VALUE    EXPENSES*   RETURN**   RATIO****      DATE
                                         ------------   -----------   -----------   ---------   --------   ----------   ---------
   ROYCE CAPITAL FUND: (CONTINUED)
   MICRO-CAP SUBACCOUNT (CONTINUED)
   2004
     Top Tradition.....................       11,849    $ 16.565345   $   196,287     1.10%       12.60%      0.00%
     Top Plus..........................        3,685    $ 16.620168   $    61,248     0.90%       12.83%      0.00%
                                          ----------                  -----------
                                              15,534                      257,535
                                          ----------                  -----------
   2003
     Top Tradition.....................        7,232    $ 14.711160   $   106,391     1.10%       47.11%      0.00%       5/1/03
     Top Plus..........................        1,466    $ 14.730584   $    21,590     0.90%       47.31%      0.00%       5/1/03
                                          ----------                  -----------
                                               8,698                  $   127,981
                                          ----------                  -----------
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS -- CLASS
     II:
   CORE PLUS FIXED INCOME SUBACCOUNT
   2005
     Top Tradition.....................        1,956    $ 12.202776   $    23,868     1.10%        2.81%      3.18%
     Top Plus..........................        1,005    $ 12.267443   $    12,326     0.90%        3.01%      3.43%
                                          ----------                  -----------
                                               2,961                  $    36,194
                                          ----------                  -----------
   2004
     Top Tradition.....................          281    $ 11.869727   $     3,337     1.10%        2.94%      3.75%
     Top Plus..........................          183    $ 11.909070   $     2,183     0.90%        3.14%      0.00%
                                          ----------                  -----------
                                                 464                  $     5,520
                                          ----------                  -----------
   2003
     Top Tradition.....................          281    $ 11.531016   $     3,244     1.10%       15.31%      0.12%       5/2/03
   U.S. REAL ESTATE SUBACCOUNT
   2005
     Top Tradition.....................        1,251    $ 19.898546   $    24,892     1.10%       15.48%      1.16%
     Top Plus..........................          253    $ 20.003877   $     5,071     0.90%       15.71%      1.60%
                                          ----------                  -----------
                                               1,504                  $    29,963
                                          ----------                  -----------
   2004
     Top Tradition.....................        1,168    $ 17.230535   $    20,122     1.10%       34.59%      0.17%
     Top Plus..........................        1,658    $ 17.287564   $    28,672     0.90%       34.85%      0.00%
                                          ----------                  -----------
                                               2,826                  $    48,794
                                          ----------                  -----------
   2003
     Top Tradition.....................           20    $ 12.802466   $       255     1.10%       28.02%      0.00%       5/1/03
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST CLASS 2:
   FRANKLIN INCOME SECURITIES
     SUBACCOUNT
     Top Plus..........................          199    $ 10.064603   $     2,005     0.90%        0.65%      0.00%      11/2/05

---------------

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from inception date through the end of the period.
 *** Accumulation units are rounded to the nearest whole number.

**** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

OHIO NATIONAL VARIABLE ACCOUNT B

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account B:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

                        OHIO NATIONAL VARIABLE ACCOUNT B


                                    Form N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


    Report of Independent Registered Public Accounting Firm KPMG LLP dated February 29, 2006

    Statements of Assets and Contract Owners' Equity, December 31, 2005

    Statements of Operations for the Period Ended December 31, 2005

    Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2005 and 2004

    Notes to Financial Statements, December 31, 2005


The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement:


    Report of Independent Registered Public Accounting Firm KPMG LLP dated April 24, 2006

    Consolidated Balance Sheets, December 31, 2005 and 2004

    Consolidated Statements of Income for the Years Ended December 31, 2005, 2004 and 2003

    Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2005, 2004 and 2003

    Consolidated Statements of Cash Flows for the Years Ended December 31, 2005, 2004 and 2003

    Notes to Consolidated Financial Statements, December 31, 2005, 2004 and
    2003


The following financial information is included in Part A of this Registration
Statement:

    Accumulation Unit Values

Consents of the Following Persons:

    KPMG LLP


Exhibits:


All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

        (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

        (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

        (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

        (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

        (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant's Form N-4, Post-effective Amendment no. 23 on April 27, 1998. (File no. 2-91213).

        (3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant's Post Effective Amendment No. 51 (File No. 333-43515).



        (3)(h)  Fund Participation Agreement between the Depositor and
                Neuberger Berman Advisers Management Trust were filed as Exhibit
                (3)(h) of the Registrant's Post Effective Amendment No. 51 (File No. 333-43515).



        (3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit
                (3)(i) of the Registrant's Post Effective Amendment No. 51 (File No. 333-43515).


        (4)     Combination Annuity Contract, Form 93-VA-1, was filed as Exhibit
                (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62282).

        (5)(a) Single Purchase Payment Tax-Qualified Variable Annuity Application, Form V-4891-A, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62282).

        (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

        (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

        (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File No. 2-91213) and Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal                     Positions and Offices
Business Address                       with Depositor
----------------                       --------------
Trudy K. Backus*                       Vice President, Individual Insurance Services

Thomas A. Barefield*                   Senior Vice President, Institutional Sales

Lee E. Bartels*                        Vice President, Underwriting

Howard C. Becker*                      Senior Vice President, Individual Insurance
                                       & Corporate Services

G. Timothy Biggs*                      Vice President, Mortgages and Real Estate

Jeffery A. Bley*                       Vice President, ONESCO Compliance

Richard J. Bodner*                     Vice President, Corporate Services

Robert A. Bowen*                       Senior Vice President, Information Systems

Jack E. Brown                          Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                    Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman          Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Phillip C. Byrde*                      Vice President, Fixed Income

Christopher A. Carlson*                Senior Vice President, Chief Investment Officer

George E. Castrucci                    Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                       Director
201 East Fourth Street
Cincinnati, Ohio 45202

Thomas G. Cody                         Director
7 West Seventh Street
Cincinnati, Ohio 45202

Robert Conway*                         Vice President, PGA Marketing, Eastern Division

Ronald J. Dolan*                       Director and Executive Vice President and Chief Financial Officer

Anthony G. Esposito*                   Vice President, Human Resources & Corporate Services

Donald W. Flannery*                    Information Technology Head

Dianne S. Hagenbuch*                   Senior Vice President, Corporate Relations & Communications

Michael F. Haverkamp*                  Senior Vice President and General Counsel

John W. Hayden
7000 Midland Boulevard
Batavia, Ohio 45103                    Director

Jed R. Martin*                         Vice President, Private Placements

Name and Principal                  Positions and Offices
Business Address                    with Depositor
----------------                    --------------
Therese S. McDonough*               Second Vice President, Counsel and Corporate Secretary

William J. McFadden*                Vice President, PGA Marketing, Western Division

James I. Miller, II*                Senior Vice President, Life Product Management

Stephen R. Murphy*                  Vice President, Annuity Product Management

Edward P. Nolan*                    Vice President, Stable Asset Management

David B. O'Maley*                   Director, Chairman, President and Chief Executive Officer

Jeffrey K. Oehler*                  Vice President, Information Systems

James F. Orr                        Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                     Director and Vice Chairman

George B. Pearson, Jr.*             Senior Vice President, PGA Marketing

William C. Price*                   Vice President and Assistant General Counsel

Arthur J. Roberts*                  Senior Vice President, Controller and Treasurer

D. Gates Smith*                     Director and Executive Vice President, Agency and Group Distribution

James C. Smith*                     Senior Vice President, Internal Audit & Compliance

Edith F. Thompson*                  Vice President, Individual Annuity Operations

Barbara A. Turner*                  Senior Vice President, ONESCO

Paul J. Twilling*                   Vice President, Information Systems

Dr. David S. Williams*              Vice President and Medical Director



----------

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company



Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency,  Inc.                        Ohio                     100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of January 18, 2005, the Registrant's contracts were owned by 62,200 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

    Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

    If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

    Name                     Position with ONEQ
    ----                     ------------------
    David B. O'Maley         Chairman and Director
    John J. Palmer           President and Director
    Thomas A. Barefield      Senior Vice President
    Trudy K. Backus          Vice President and Director
    Marc L. Collins          Secretary and Director
    Barbara A. Turner        Operations Vice President, Treasurer and Compliance Officer
    James I. Miller II       Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting     Compensation
Discounts and        on Redemption        Brokerage
Commissions          or Annuitization     Commissions     Compensation
-----------          ----------------     -----------     ------------

$57,887,088               None                 None            None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)   Journals and other records of original entry:

      The Ohio National Life Insurance Company ("Depositor")
      One Financial Way
      Montgomery, Ohio  45242

      U.S. Bank, N.A. ("Custodian")
      425 Walnut Street
      Cincinnati, Ohio 45202

(2)   General and auxiliary ledgers:

      Depositor and Custodian

(3)   Securities records for portfolio securities:

      Custodian

(4)   Corporate charter, by-laws and minute books:

      Registrant has no such documents.

(5)   Records of brokerage orders:

      Not applicable.

(6)   Records of other portfolio transactions:

      Custodian

(7)   Records of options:

      Not applicable

(8)   Records of trial balances:

      Custodian

(9)   Quarterly records of allocation of brokerage orders and commissions:

      Not applicable

(10)  Records identifying persons or group authorizing portfolio transactions:

      Depositor

(11)  Files of advisory materials:

      Not applicable

(12)  Other records

      Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 28th day of April, 2006.



                             OHIO NATIONAL VARIABLE ACCOUNT B
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                              (Depositor)


                             By  /s/ John J. Palmer
                                 ------------------------------------------
                                 John J. Palmer, Vice Chairman

Attest:

/s/ Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President and Counsel
Assistant Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 28th day of April, 2006.




                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                          (Depositor)

                             By  /s/ John J. Palmer
                                 ------------------------------------------
                                 John J. Palmer, Vice Chairman


Attest:


/s/ Marc L. Collins
------------------------------------
Marc L. Collins
Second Vice President and Counsel
Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                             Title                          Date
---------                             -----                          ----
/s/David B. O'Maley                    Chairman, President,          April 28, 2006
---------------------------------      Chief Executive Officer
 David B. O'Maley                      and Director


*/s/Jack E. Brown                      Director                      April 28, 2006
---------------------------------
 Jack E. Brown


*/s/William R. Burleigh                Director                      April 28, 2006
---------------------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman      Director                      April 28, 2006
---------------------------------
 Victoria B. Buyniski Gluckman

 /s/George E. Castrucci                Director                      April 28, 2006
---------------------------------
 George E. Castrucci


*/s/Raymond R. Clark                   Director                      April 28, 2006
---------------------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                    Director, Principal           April 28, 2006
---------------------------------      Financial and Accounting
 Ronald J. Dolan                       Officer

/s/John W. Hayden                      Director                      April 28, 2006
---------------------------------
 John W. Hayden


/s/James F. Orr                        Director                      April 28, 2006
---------------------------------
 James F. Orr


/s/John J. Palmer                      Director                      April 28, 2006
---------------------------------
 John J. Palmer

/s/D. Gates Smith                      Director                      April 28, 2006
---------------------------------
 D. Gates Smith

*By /s/ John J. Palmer
    -------------------
    John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                Page Number in
Exhibit                                                         Sequential
Number          Description                                     Numbering System
------          -----------                                     ----------------
                CONSENT OF KPMG, LLP

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The Board of Directors of The Ohio National Life Insurance Company:


We consent to use of our reports for Ohio National Variable Account B dated February 20, 2006, and for The Ohio National Life Insurance Company and subsidiaries dated April 24, 2006, included herein and to the reference to our firm under the heading "Independent Registered Public Accounting Firm" in the Statement of Additional Information in post-effective amendment no. 28 to File No. 33-62284. The report of KPMG LLP covering the December 31, 2005 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts, in 2004 and a change in the method of accounting for embedded reinsurance derivatives in 2003.



/s/ KPMG LLP

Columbus, Ohio
April 28, 2006